UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

Investor Class (TWSCX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	0.69%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund Investor Class returned 8.50% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.50%	3.85%	6.02%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,173,910
Management Fees (dollars paid during the reporting period)	$1,662,839
Portfolio Turnover Rate	74%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085101

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

I Class (ACCIX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$51	0.49%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund I Class returned 8.51% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	8.51%	4.02%	6.23%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,173,910
Management Fees (dollars paid during the reporting period)	$1,662,839
Portfolio Turnover Rate	74%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085879

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

A Class (ACCAX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$98	0.94%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund A Class returned 8.06% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	8.06%	3.56%	5.76%
A Class - with sales charge	1.84%	2.34%	5.13%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,173,910
Management Fees (dollars paid during the reporting period)	$1,662,839
Portfolio Turnover Rate	74%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085309

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

C Class (AACCX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$175	1.69%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund C Class returned 7.26% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	7.26%	2.80%	4.96%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,173,910
Management Fees (dollars paid during the reporting period)	$1,662,839
Portfolio Turnover Rate	74%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085739

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R Class (AACRX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$124	1.19%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R Class returned 7.67% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	7.67%	3.29%	5.48%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,173,910
Management Fees (dollars paid during the reporting period)	$1,662,839
Portfolio Turnover Rate	74%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085721

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R5 Class (AACGX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$51	0.49%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R5 Class returned 8.51% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	8.51%	3.98%	6.38%	4/10/17
MSCI ACWI IMI	22.27%	10.40%	11.93%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.68%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,173,910
Management Fees (dollars paid during the reporting period)	$1,662,839
Portfolio Turnover Rate	74%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085523

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R6 Class (AACDX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$35	0.34%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R6 Class returned 8.67% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	8.67%	4.18%	6.39%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,173,910
Management Fees (dollars paid during the reporting period)	$1,662,839
Portfolio Turnover Rate	74%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085648

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

Investor Class (TWSMX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	0.67%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund Investor Class returned 11.60% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.60%	5.47%	8.10%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$767,443,964
Management Fees (dollars paid during the reporting period)	$4,344,851
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085408

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

I Class (ASAMX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$50	0.47%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund I Class returned 11.81% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.81%	5.70%	8.34%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$767,443,964
Management Fees (dollars paid during the reporting period)	$4,344,851
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085861

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

A Class (ACOAX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$97	0.92%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund A Class returned 11.40% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.40%	5.23%	7.85%
A Class - with sales charge	4.99%	3.99%	7.21%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$767,443,964
Management Fees (dollars paid during the reporting period)	$4,344,851
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085606

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

C Class (ASTCX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$176	1.67%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund C Class returned 10.52% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.52%	4.46%	7.06%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$767,443,964
Management Fees (dollars paid during the reporting period)	$4,344,851
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085846

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R Class (ASMRX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$123	1.17%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R Class returned 11.11% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.11%	4.95%	7.58%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$767,443,964
Management Fees (dollars paid during the reporting period)	$4,344,851
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085820

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R5 Class (ASMUX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$50	0.47%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R5 Class returned 11.63% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	11.63%	5.67%	8.37%	4/10/17
MSCI ACWI IMI	22.27%	10.40%	11.93%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.68%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$767,443,964
Management Fees (dollars paid during the reporting period)	$4,344,851
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085515

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R6 Class (ASMDX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$34	0.32%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R6 Class returned 12.00% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.00%	5.85%	8.49%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$767,443,964
Management Fees (dollars paid during the reporting period)	$4,344,851
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	1,042

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085630

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

Investor Class (TWSAX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	0.60%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund Investor Class returned 14.49% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	14.49%	7.10%	9.90%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$733,691,260
Management Fees (dollars paid during the reporting period)	$3,356,230
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	974

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085705

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

I Class (AAAIX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$43	0.40%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund I Class returned 14.78% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	14.78%	7.31%	10.12%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$733,691,260
Management Fees (dollars paid during the reporting period)	$3,356,230
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	974

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085853

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

A Class (ACVAX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$91	0.85%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund A Class returned 14.25% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	14.25%	6.84%	9.62%
A Class - with sales charge	7.68%	5.58%	8.97%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$733,691,260
Management Fees (dollars paid during the reporting period)	$3,356,230
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	974

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085887

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

C Class (ASTAX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$171	1.60%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund C Class returned 13.37% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	13.37%	6.04%	8.80%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$733,691,260
Management Fees (dollars paid during the reporting period)	$3,356,230
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	974

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085838

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R Class (AAARX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$118	1.10%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R Class returned 13.98% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	13.98%	6.55%	9.35%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$733,691,260
Management Fees (dollars paid during the reporting period)	$3,356,230
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	974

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085713

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R5 Class (ASAUX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$43	0.40%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R5 Class returned 14.77% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	14.77%	7.33%	10.12%	4/10/17
MSCI ACWI IMI	22.27%	10.40%	11.93%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.68%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$733,691,260
Management Fees (dollars paid during the reporting period)	$3,356,230
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	974

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085499

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R6 Class (AAAUX)	July 31, 2026

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.25%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R6 Class returned 15.04% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	15.04%	7.48%	10.29%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$733,691,260
Management Fees (dollars paid during the reporting period)	$3,356,230
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	974

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085622

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Barry Fink, Jan M. Lewis, Gary C. Meltzer and Rajesh K. Gupta are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2025:	$72,960
FY 2026:	$72,966

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2025:	$98,325
FY 2026:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

July 31, 2026

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
I Class (ACCIX)
A Class (ACCAX)
C Class (AACCX)
R Class (AACRX)
R5 Class (AACGX)
R6 Class (AACDX)
Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
I Class (ASAMX)
A Class (ACOAX)
C Class (ASTCX)
R Class (ASMRX)
R5 Class (ASMUX)
R6 Class (ASMDX)
Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
I Class (AAAIX)
A Class (ACVAX)
C Class (ASTAX)
R Class (AAARX)
R5 Class (ASAUX)
R6 Class (AAAUX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Strategic Allocation: Conservative Fund
JULY 31, 2026

	Shares/ Principal Amount	Value
AFFILIATED FUNDS(1) — 41.4%
American Century Diversified Corporate Bond ETF	324,082	$14,864,021
American Century Focused Dynamic Growth ETF(2)	36,013	4,572,463
American Century Focused Large Cap Value ETF	61,795	5,307,572
American Century Multisector Income ETF	346,566	14,943,926
American Century Quality Diversified International ETF(3)	114,576	8,105,106
American Century Short Duration Strategic Income ETF	251,577	12,882,000
American Century U.S. Quality Growth ETF	90,101	10,310,257
American Century U.S. Quality Value ETF	275,179	19,253,532
Avantis International Equity ETF	68,303	6,229,917
Avantis International Small Cap Value ETF	20,472	2,142,190
Avantis U.S. Equity ETF	105,452	13,455,675
Avantis U.S. Small Cap Value ETF(3)	18,027	2,258,423
TOTAL AFFILIATED FUNDS (Cost $81,435,584)		114,325,082
COMMON STOCKS — 18.5%
Aerospace and Defense — 0.5%
AAR Corp.(2)	210	29,408
Applied Aerospace & Defense, Inc.(2)	621	11,613
Astronics Corp.(2)	304	21,125
Astronics Corp., Class B(2)(3)	59	4,072
Axon Enterprise, Inc.(2)	235	124,024
BAE Systems PLC	4,359	123,400
Curtiss-Wright Corp.	180	130,320
Exosens SAS	350	23,221
FTAI Aviation Ltd.	428	88,168
HEICO Corp.	341	121,519
Hexcel Corp.	345	35,518
Honeywell Aerospace, Inc.(2)	224	46,310
Howmet Aerospace, Inc.	875	246,977
Karman Holdings, Inc.(2)(3)	418	20,127
L3Harris Technologies, Inc.	375	103,897
LISI SA	233	17,113
MDA Space Ltd.(2)	703	21,283
Rocket Lab Corp.(2)	2,012	130,679
Rolls-Royce Holdings PLC	5,669	113,095
Textron, Inc.	756	64,456
		1,476,325
Air Freight and Logistics — 0.1%
Deutsche Post AG	1,786	119,308
FedEx Corp.	172	52,873
		172,181
Automobile Components — 0.1%
BorgWarner, Inc.	638	40,666
Cie Generale des Etablissements Michelin SCA	2,993	120,979
Continental AG	736	61,208
Gentex Corp.	2,232	52,140
JTEKT Corp.	1,300	17,801
Linamar Corp.	287	21,167
Visteon Corp.	119	12,440
		326,401

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Automobiles — 0.1%
Ferrari NV	300	$117,958
Kia Corp.	421	37,958
Mercedes-Benz Group AG	1,073	58,016
Tesla, Inc.(2)	391	121,683
		335,615
Banks — 1.2%
AIB Group PLC	7,577	90,118
AL Sydbank	245	23,592
Alpha Bank SA	18,895	93,695
Banco Santander SA	10,983	156,203
Bancorp, Inc.(2)	285	19,115
Bank of America Corp.	3,574	221,409
Bankinter SA	724	13,318
Barclays PLC	19,513	134,123
BNP Paribas SA	1,130	143,588
Coastal Financial Corp.(2)	23	943
Columbia Financial, Inc.(2)(3)	799	8,637
Commerce Bancshares, Inc.	3,151	186,760
Credicorp Ltd.	290	116,168
Erste Group Bank AG	737	96,343
First Hawaiian, Inc.	2,354	65,418
Hana Financial Group, Inc.	514	44,430
JPMorgan Chase & Co.	594	208,963
KBC Ancora	350	35,762
Kyoto Financial Group, Inc.	1,100	30,320
Mebuki Financial Group, Inc.	4,400	40,770
National Bank of Canada	747	120,828
NatWest Group PLC	14,152	133,491
NU Holdings Ltd., Class A(2)	4,650	66,634
Prosperity Bancshares, Inc.	1,905	142,627
Regions Financial Corp.	6,075	188,021
Shinhan Financial Group Co. Ltd.	805	55,883
Societe Generale SA	2,538	238,563
Southstate Bank Corp.	106	11,140
Standard Chartered PLC	6,614	195,560
Suruga Bank Ltd.	3,400	55,061
Triumph Financial, Inc.(2)	161	12,225
Truist Financial Corp.	2,052	106,376
U.S. Bancorp	1,594	100,438
United Overseas Bank Ltd.	2,800	94,693
Westamerica Bancorporation	967	58,165
Woori Financial Group, Inc.	2,173	50,304
		3,359,684
Beverages — 0.1%
Ambev SA	15,500	48,801
Anheuser-Busch InBev SA	845	73,392
Heineken NV	2,217	200,728
PepsiCo, Inc.	634	88,481
		411,402
Biotechnology — 0.4%
AbbVie, Inc.	563	141,279

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Alkermes PLC(2)	395	$19,351
Alnylam Pharmaceuticals, Inc.(2)	771	158,456
Arcutis Biotherapeutics, Inc.(2)	588	15,794
Arrowhead Pharmaceuticals, Inc.(2)	97	8,211
Bridgebio Pharma, Inc.(2)	175	14,016
Celcuity, Inc.(2)	135	11,661
Celldex Therapeutics, Inc.(2)	314	11,951
CG oncology, Inc.(2)	220	15,662
Cogent Biosciences, Inc.(2)	435	16,935
Cytokinetics, Inc.(2)	154	11,878
Evommune, Inc.(2)(3)	228	2,565
Gilead Sciences, Inc.	844	109,897
Grifols SA, Class B, Preference Shares	2,722	21,232
Insmed, Inc.(2)	1,075	105,995
Ionis Pharmaceuticals, Inc.(2)	134	6,937
Madrigal Pharmaceuticals, Inc.(2)	27	12,618
Mineralys Therapeutics, Inc.(2)	311	7,937
Natera, Inc.(2)	601	160,924
Newamsterdam Pharma Co. NV(2)	206	5,725
Praxis Precision Medicines, Inc.(2)	71	21,856
Protagonist Therapeutics, Inc.(2)	182	24,868
PTC Therapeutics, Inc.(2)	151	10,269
Scholar Rock Holding Corp.(2)	296	13,999
Tango Therapeutics, Inc.(2)	307	8,344
Twist Bioscience Corp.(2)	127	11,627
UroGen Pharma Ltd.(2)	364	13,919
Vaxcyte, Inc.(2)	224	12,114
Vera Therapeutics, Inc.(2)	267	8,571
Vertex Pharmaceuticals, Inc.(2)	151	72,042
Viking Therapeutics, Inc.(2)	2,334	74,081
Xenon Pharmaceuticals, Inc.(2)	266	16,670
		1,147,384
Broadline Retail — 0.3%
Amazon.com, Inc.(2)	2,003	543,975
Coupang, Inc.(2)	6,193	101,255
Ollie's Bargain Outlet Holdings, Inc.(2)	142	10,433
Ryohin Keikaku Co. Ltd.	4,400	115,413
		771,076
Building Products — 0.3%
A.O. Smith Corp.	1,630	98,012
Cie de Saint-Gobain SA	840	78,949
Daikin Industries Ltd.	400	57,942
Hayward Holdings, Inc.(2)	1,501	22,710
Johnson Controls International PLC	1,511	221,603
Masco Corp.	719	51,394
Munters Group AB	639	11,374
Owens Corning	730	101,397
Trane Technologies PLC	247	112,373
Trex Co., Inc.(2)	388	16,824
Volution Group PLC	1,944	16,404
		788,982

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Capital Markets — 0.4%
Ameriprise Financial, Inc.	348	$189,952
Banca Generali SpA	277	20,927
Blackrock, Inc.	79	86,141
Etoro Group Ltd., Class A(2)	278	9,916
flatexDEGIRO SE	694	29,221
Goldman Sachs Group, Inc.	91	92,673
Hamilton Lane, Inc., Class A	113	10,047
Intercontinental Exchange, Inc.	361	55,045
London Stock Exchange Group PLC	851	95,731
Meitav Investment House Ltd.	418	18,086
Miami International Holdings, Inc.(2)	538	25,308
Northern Trust Corp.	669	121,885
Piper Sandler Cos.	214	16,221
Raymond James Financial, Inc.	380	66,872
Robinhood Markets, Inc., Class A(2)	1,241	107,421
S&P Global, Inc.	264	108,750
T. Rowe Price Group, Inc.	632	70,626
XP, Inc., Class A	5,231	89,241
		1,214,063
Chemicals — 0.3%
Air Liquide SA	421	82,940
Arkema SA	1,091	74,311
CF Industries Holdings, Inc.	385	48,198
Ecolab, Inc.	275	76,348
Element Solutions, Inc.	2,357	86,573
Givaudan SA	22	87,931
Linde PLC	278	132,990
Novonesis Novozymes B, Class B	2,120	138,061
PPG Industries, Inc.	649	71,727
Resonac Holdings Corp.	200	16,660
Sensient Technologies Corp.	245	30,299
Tokyo Ohka Kogyo Co. Ltd.	400	21,663
		867,701
Commercial Services and Supplies — 0.1%
Bilfinger SE	220	21,040
Daiei Kankyo Co. Ltd.	800	18,715
ISS AS	656	29,075
OPENLANE, Inc.(2)	18	716
Republic Services, Inc.	608	128,014
		197,560
Communications Equipment — 0.2%
Ciena Corp.(2)	142	53,541
Cisco Systems, Inc.	1,152	133,621
Extreme Networks, Inc.(2)	528	15,914
F5, Inc.(2)	127	51,126
Filtronic PLC(2)	1,845	5,938
Gilat Satellite Networks Ltd.(2)	746	8,243
Lumentum Holdings, Inc.(2)	53	37,839
Motorola Solutions, Inc.	248	108,066
		414,288

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Construction and Engineering — 0.2%
Argan, Inc.	54	$30,803
Balfour Beatty PLC	2,546	29,681
Comfort Systems USA, Inc.	126	217,941
Construction Partners, Inc., Class A(2)	133	13,746
Eiffage SA	135	19,187
Kinden Corp.	300	13,203
Kumagai Gumi Co. Ltd.	2,000	17,811
Primoris Services Corp.	224	18,908
Quanta Services, Inc.	192	128,133
Sacyr SA	4,034	21,929
Ventia Services Group Pty. Ltd.	6,562	26,762
		538,104
Construction Materials — 0.0%
Amrize Ltd.(2)	1,558	76,202
SigmaRoc PLC(2)	12,739	21,206
Titan America SA(2)(3)	543	8,406
Vulcan Materials Co.	79	21,217
		127,031
Consumer Finance — 0.1%
American Express Co.	358	120,377
Dave, Inc.(2)	36	13,417
Enova International, Inc.(2)	91	23,127
Figure Technology Solutions, Inc., Class A(2)	386	9,615
		166,536
Consumer Staples Distribution & Retail — 0.2%
BGF retail Co. Ltd.	855	74,105
Casey's General Stores, Inc.	128	111,488
Costco Wholesale Corp.	65	61,873
Koninklijke Ahold Delhaize NV(3)	2,567	101,537
Raia Drogasil SA	18,800	68,908
Sprouts Farmers Market, Inc.(2)	143	12,464
Sysco Corp.	1,191	101,521
Target Corp.	354	51,149
		583,045
Containers and Packaging — 0.1%
Ball Corp.	1,015	65,874
Packaging Corp. of America	687	168,892
Rengo Co. Ltd.	1,500	14,021
Verallia SA	1,036	21,798
		270,585
Distributors — 0.0%
Pool Corp.	369	68,527
Diversified Consumer Services — 0.0%
Duolingo, Inc.(2)	230	31,006
Diversified REITs — 0.2%
British Land Co. PLC	10,885	65,088
Broadstone Net Lease, Inc.	2,330	49,885
CapitaLand Integrated Commercial Trust	60,900	118,191
Charter Hall Group	4,211	68,857
Essential Properties Realty Trust, Inc.	1,448	45,308
Merlin Properties Socimi SA	1,921	33,387

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
WP Carey, Inc.	945	$69,552
		450,268
Diversified Telecommunication Services — 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,783	6,668
Deutsche Telekom AG	2,067	63,790
Singapore Telecommunications Ltd.	26,000	89,957
Superloop Ltd.(2)	7,910	17,729
Telkom Indonesia Persero Tbk. PT	603,100	88,047
Verizon Communications, Inc.	894	41,848
Zegona Communications PLC	268	5,289
		313,328
Electric Utilities — 0.3%
Duke Energy Corp.	973	122,043
Evergy, Inc.	1,919	159,296
Iberdrola SA	5,780	137,296
NextEra Energy, Inc.	2,545	221,212
Pinnacle West Capital Corp.	390	39,386
PPL Corp.	2,343	82,497
Xcel Energy, Inc.	2,112	165,158
		926,888
Electrical Equipment — 0.3%
Accelleron Industries AG	221	20,009
Contemporary Amperex Technology Co. Ltd., Class H	800	63,332
Eaton Corp. PLC	279	115,841
Forgent Power Solutions, Inc., Class A(2)	1,152	38,327
GE Vernova, Inc.	95	94,077
Nexans SA	94	14,318
NKT AS(2)	105	14,331
Nordex SE(2)	528	23,591
Prysmian SpA	390	53,817
Regal Rexnord Corp.	114	23,396
Schneider Electric SE	421	141,450
Sensata Technologies Holding PLC	2,032	94,061
Sinfonia Technology Co. Ltd.	400	32,545
SWCC Corp.	100	6,893
Vertiv Holdings Co., Class A	282	68,123
		804,111
Electronic Equipment, Instruments and Components — 0.3%
Amphenol Corp., Class A	405	65,084
AT&S Austria Technologie & Systemtechnik AG(2)	94	14,395
CDW Corp.	551	81,443
Codan Ltd.	645	18,116
Cognex Corp.	355	23,160
Coherent Corp.(2)	282	74,135
Delta Electronics, Inc.	1,000	49,198
Furuno Electric Co. Ltd.(3)	300	13,507
Hon Hai Precision Industry Co. Ltd.	4,000	30,548
Itron, Inc.(2)	135	13,454
Keyence Corp.	200	100,317
Kraken Robotics, Inc.(2)	1,984	8,223
Lagercrantz Group AB, B Shares	464	10,911
Littelfuse, Inc.	54	23,875

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Meiko Electronics Co. Ltd.	100	$12,561
Mirion Technologies, Inc., Class A(2)	953	14,276
Novanta, Inc.(2)	182	25,944
OSI Systems, Inc.(2)	56	12,398
Plexus Corp.(2)	127	31,920
Ralliant Corp.	1,239	80,994
TE Connectivity PLC	374	76,928
TTM Technologies, Inc.(2)	312	36,017
Vontier Corp.	1,592	51,151
		868,555
Energy Equipment and Services — 0.2%
Baker Hughes Co.	2,766	167,315
DOF Group ASA	890	11,670
Expro Ltd.(2)	1,718	27,402
SBM Offshore NV	257	9,598
SLB Ltd.	5,905	292,829
Subsea 7 SA	159	5,372
TechnipFMC PLC	397	28,449
Tecnicas Reunidas SA(2)	536	17,452
Vallourec SACA(2)	226	5,449
Weatherford International PLC	257	22,562
		588,098
Entertainment — 0.2%
Liberty Media Corp.-Liberty Formula One, Class C(2)	214	21,000
Live Nation Entertainment, Inc.(2)	268	46,667
Netflix, Inc.(2)	1,066	76,443
ROBLOX Corp., Class A(2)	1,534	54,610
Spotify Technology SA(2)	172	85,990
Take-Two Interactive Software, Inc.(2)	281	68,260
Universal Music Group NV	3,816	62,962
		415,932
Financial Services — 0.3%
Affirm Holdings, Inc.(2)	1,514	108,266
Chime Financial, Inc., Class A(2)	751	17,265
Corpay, Inc.(2)	277	105,844
Jack Henry & Associates, Inc.	292	44,980
Mastercard, Inc., Class A	409	234,398
Toast, Inc., Class A(2)	3,165	102,135
Visa, Inc., Class A	362	132,539
		745,427
Food Products — 0.0%
Cranswick PLC	261	18,791
Freshpet, Inc.(2)	133	7,919
Greencore Group PLC	4,227	14,832
Mondelez International, Inc., Class A	648	40,377
Morinaga Milk Industry Co. Ltd.	3,200	23,930
Premium Brands Holdings Corp.(3)	145	9,589
		115,438
Gas Utilities — 0.1%
ONE Gas, Inc.	1,930	149,865
Spire, Inc.	1,133	90,481
		240,346

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd.	838	$74,436
CSX Corp.	1,323	66,679
Norfolk Southern Corp.	209	70,115
Uber Technologies, Inc.(2)	708	49,815
Union Pacific Corp.	280	81,796
XPO, Inc.(2)	786	157,963
		500,804
Health Care Equipment and Supplies — 0.5%
Alphatec Holdings, Inc.(2)	1,948	18,545
Asahi Intecc Co. Ltd.	1,200	27,073
Becton Dickinson & Co.	1,107	183,341
Dexcom, Inc.(2)	1,732	144,535
Envista Holdings Corp.(2)	3,224	88,048
GE HealthCare Technologies, Inc.	1,821	123,865
IDEXX Laboratories, Inc.(2)	460	257,172
Intuitive Surgical, Inc.(2)	117	41,340
Medtronic PLC	1,275	108,872
Omnicell, Inc.(2)	263	9,302
SI-BONE, Inc.(2)	764	13,569
STERIS PLC	121	27,636
Terumo Corp.	9,100	133,496
Zimmer Biomet Holdings, Inc.	2,230	209,464
		1,386,258
Health Care Providers and Services — 0.5%
Asker Healthcare Group AB	2,147	18,268
Cencora, Inc.	1,175	365,825
Chartwell Retirement Residences	3,741	60,284
Cigna Group	392	109,388
Encompass Health Corp.	207	22,991
Ensign Group, Inc.	118	21,023
Extendicare, Inc.	970	24,550
Galenica AG	53	5,630
Guardant Health, Inc.(2)	62	10,043
HealthEquity, Inc.(2)	223	22,436
Henry Schein, Inc.(2)	2,034	174,416
Humana, Inc.	118	42,935
Labcorp Holdings, Inc.	598	184,902
McKesson Corp.	85	72,776
Omada Health, Inc.(2)	1,082	21,467
PACS Group, Inc.(2)	343	15,781
Quest Diagnostics, Inc.	343	79,922
RadNet, Inc.(2)	388	24,747
Sienna Senior Living, Inc.	1,988	31,610
U.S. Physical Therapy, Inc.	166	13,124
UnitedHealth Group, Inc.	207	85,781
Universal Health Services, Inc., Class B	611	102,917
		1,510,816
Health Care REITs — 0.5%
Aedifica SA	549	44,394
Alexandria Real Estate Equities, Inc.	937	48,209
American Healthcare REIT, Inc.	2,508	139,445

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
CareTrust REIT, Inc.	899	$37,704
Healthpeak Properties, Inc.	3,526	76,973
Ventas, Inc.	2,771	259,116
Welltower, Inc.	3,112	729,577
		1,335,418
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	5,318	133,641
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(2)	162	24,546
Booking Holdings, Inc.	375	72,337
Chipotle Mexican Grill, Inc.(2)	5,636	209,772
Compass Group PLC	1,929	61,257
DoorDash, Inc., Class A(2)	305	59,829
Expedia Group, Inc.	224	66,022
Food & Life Cos. Ltd.	800	27,931
Hilton Worldwide Holdings, Inc.	686	219,856
Life Time Group Holdings, Inc.(2)	606	27,331
Lottomatica Group SpA	751	20,303
Marriott International, Inc., Class A	296	110,358
Pursuit Attractions & Hospitality, Inc.(2)	259	13,087
Royal Caribbean Cruises Ltd.	284	90,397
Sodexo SA	957	62,929
Texas Roadhouse, Inc.	196	40,266
Viking Holdings Ltd.(2)	1,709	178,334
Whitbread PLC	1,722	58,338
Wingstop, Inc.	82	10,618
		1,353,511
Household Durables — 0.2%
Barratt Redrow PLC	10,314	40,990
Casio Computer Co. Ltd.	2,300	25,273
De' Longhi SpA	424	19,902
Haseko Corp.	1,300	22,620
Mohawk Industries, Inc.(2)	315	38,777
Neinor Homes SA(3)	2,019	36,975
PulteGroup, Inc.	938	118,629
Sony Group Corp.	4,200	98,149
Taylor Wimpey PLC	50,763	53,448
		454,763
Household Products — 0.2%
Church & Dwight Co., Inc.	1,038	102,565
Colgate-Palmolive Co.	982	89,657
Henkel AG & Co. KGaA, Preference Shares	549	47,861
Kimberly-Clark Corp.	2,067	225,944
Procter & Gamble Co.	611	88,283
Reckitt Benckiser Group PLC	929	65,566
WD-40 Co.	37	8,404
		628,280
Independent Power and Renewable Electricity Producers — 0.1%
Fervo Energy Co., Class A(2)	321	7,235
Orsted AS(2)	3,326	74,154
Talen Energy Corp.(2)	44	14,701
TransAlta Corp.	1,824	22,848

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Vistra Corp.	892	$132,186
		251,124
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	224	54,443
Industrial REITs — 0.4%
EastGroup Properties, Inc.	267	55,806
First Industrial Realty Trust, Inc.	1,157	76,177
GLP J-Reit	65	59,069
Goodman Group	7,079	147,377
LaSalle Logiport REIT	40	38,263
Prologis, Inc.	3,548	513,076
Rexford Industrial Realty, Inc.	516	19,489
Segro PLC	3,071	40,116
Tritax Big Box REIT PLC	29,552	67,944
		1,017,317
Insurance — 0.5%
Aegon Ltd.	5,299	50,359
AIA Group Ltd.	8,600	86,696
Allstate Corp.	498	131,512
American International Group, Inc.	656	51,548
Bowhead Specialty Holdings, Inc.(2)	397	12,144
Marsh & McLennan Cos., Inc.	1,154	218,902
MetLife, Inc.	1,165	111,991
MS&AD Insurance Group Holdings, Inc.	3,800	116,978
Phoenix Financial Ltd.	275	15,419
Progressive Corp.	247	52,221
Prudential PLC	6,540	98,287
Reinsurance Group of America, Inc.	526	124,583
Selective Insurance Group, Inc.	548	51,945
Sompo Holdings, Inc.	1,400	62,155
Storebrand ASA	1,985	42,251
Willis Towers Watson PLC	548	184,084
		1,411,075
Interactive Media and Services — 0.4%
Alphabet, Inc., Class A	2,403	855,780
Meta Platforms, Inc., Class A	254	141,404
Reddit, Inc., Class A(2)	1,023	143,906
		1,141,090
IT Services — 0.6%
Accenture PLC, Class A	481	79,808
Akamai Technologies, Inc.(2)	621	71,527
Amdocs Ltd.(3)	1,385	77,172
Applied Digital Corp.(2)	395	10,819
Capgemini SE	350	41,601
Cloudflare, Inc., Class A(2)	1,153	321,664
Cognizant Technology Solutions Corp., Class A	1,518	84,021
Computacenter PLC	377	23,352
CoreWeave, Inc., Class A(2)	930	66,746
GDS Holdings Ltd., ADR(2)(3)	994	32,544
International Business Machines Corp.	663	148,280
MongoDB, Inc.(2)	97	32,736
NEXTDC Ltd.(2)(3)	5,220	49,097

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Okta, Inc.(2)	608	$86,293
Samsung SDS Co. Ltd.	483	68,087
Snowflake, Inc., Class A(2)	1,195	350,470
Twilio, Inc., Class A(2)	459	90,584
		1,634,801
Leisure Products — 0.0%
Asmodee Group AB, Class B(2)	1,342	20,943
Brunswick Corp.	141	11,139
Callaway Golf Co.(2)	769	14,196
Games Workshop Group PLC	76	19,591
Technogym SpA	774	12,110
		77,979
Life Sciences Tools and Services — 0.2%
Agilent Technologies, Inc.	352	48,706
Danaher Corp.	567	110,554
IQVIA Holdings, Inc.(2)	523	122,916
Lonza Group AG	146	101,759
Stevanato Group SpA	159	3,156
Thermo Fisher Scientific, Inc.	168	96,482
Waters Corp.(2)	86	32,449
West Pharmaceutical Services, Inc.	89	30,345
		546,367
Machinery — 0.5%
Aalberts NV	525	26,001
Atlas Copco AB, A Shares	4,633	97,894
CECO Environmental Corp.(2)	519	34,197
CNH Industrial NV	2,650	27,163
Construcciones y Auxiliar de Ferrocarriles SA	277	21,906
Crane Co.	407	86,878
Cummins, Inc.	268	169,966
Deere & Co.	133	78,825
Deutz AG	1,759	20,070
Dover Corp.	141	28,851
ESCO Technologies, Inc.	98	30,898
FANUC Corp.	2,300	92,680
Flowserve Corp.(3)	286	21,733
Fortive Corp.	960	56,842
Gates Industrial Corp. Ltd.(2)	1,423	39,816
IDEX Corp.	137	31,572
IMI PLC	635	25,234
Kurita Water Industries Ltd.	400	21,495
Nabtesco Corp.	700	20,120
Organo Corp.	100	8,997
Oshkosh Corp.	384	54,685
PACCAR, Inc.	153	20,300
Parker-Hannifin Corp.	87	84,958
Stanley Black & Decker, Inc.	743	70,273
Techtronic Industries Co. Ltd.	4,000	67,200
Timken Co.	146	20,082
Toro Co.	334	30,685
Xylem, Inc.	757	88,546

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Yaskawa Electric Corp.	500	$14,889
		1,392,756
Media — 0.0%
EchoStar Corp., Class A(2)(3)	321	26,993
Magnite, Inc.(2)	1,160	22,388
New York Times Co., Class A	201	15,053
Publicis Groupe SA	620	66,173
		130,607
Metals and Mining — 0.2%
Antofagasta PLC	1,816	90,511
Capstone Copper Corp.(2)	4,652	44,169
Constellium SE(2)	443	12,307
Genesis Minerals Ltd.(2)	5,425	21,732
GMK Norilskiy Nickel PAO(2)(4)	94,900	1
Iluka Resources Ltd.	1,179	4,985
Materion Corp.	77	16,235
MP Materials Corp.(2)(3)	828	34,254
OceanaGold Corp.	393	9,476
PLS Group Ltd.(2)	2,016	5,858
Reliance, Inc.	185	75,128
Salzgitter AG	409	24,503
Sandfire Resources Ltd.(2)	1,994	26,395
SSR Mining, Inc.(2)	417	10,684
Trekor Metals Ltd.(2)	2,458	16,641
Vale SA	6,300	94,876
		487,755
Multi-Utilities — 0.1%
ACEA SpA	526	12,781
Northwestern Energy Group, Inc.	1,109	76,233
WEC Energy Group, Inc.	749	81,956
		170,970
Office REITs — 0.1%
Kilroy Realty Corp.	1,004	38,975
Nippon Building Fund, Inc.	47	39,645
Vornado Realty Trust	1,482	58,376
		136,996
Oil, Gas and Consumable Fuels — 0.6%
Cameco Corp.	889	76,792
Cardinal Energy Ltd.(3)	1,508	12,382
Centrus Energy Corp., Class A(2)(3)	65	11,500
Devon Energy Corp.	1,013	45,717
Diamondback Energy, Inc.	739	149,980
Energy Fuels, Inc.(2)(3)	597	6,830
Eni SpA	4,904	136,413
Enterprise Products Partners LP	4,194	159,582
EQT Corp.	1,510	80,468
Gaztransport Et Technigaz SA	109	24,636
Murphy Oil Corp.	510	20,267
Parex Resources, Inc.(3)	791	13,700
Permian Resources Corp.	2,684	57,196
Phillips 66	291	61,599
Repsol SA	3,136	95,714

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Shell PLC	3,325	$152,191
Targa Resources Corp.	742	200,614
TC Energy Corp.	1,635	110,100
Texas Pacific Land Corp.	149	59,984
TotalEnergies SE	1,664	146,699
Williams Cos., Inc.	1,753	125,410
		1,747,774
Paper and Forest Products — 0.0%
Mondi PLC	6,169	74,379
Passenger Airlines — 0.0%
Southwest Airlines Co.	1,478	66,466
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	723	60,660
Kenvue, Inc.	997	19,182
L'Oreal SA	214	95,315
		175,157
Pharmaceuticals — 0.3%
ALK-Abello AS	735	25,139
AstraZeneca PLC	190	32,232
Bristol-Myers Squibb Co.	690	45,064
Crinetics Pharmaceuticals, Inc.(2)	354	29,566
Edgewise Therapeutics, Inc.(2)	353	13,566
Eli Lilly & Co.	191	219,428
Enliven Therapeutics, Inc.(2)	170	9,318
Galderma Group AG(2)	663	144,276
GSK PLC	1,490	38,744
Liquidia Corp.(2)	164	13,794
Merck & Co., Inc.	401	52,210
Nuvation Bio, Inc.(2)	1,385	8,767
Roche Holding AG	44	19,232
Structure Therapeutics, Inc., ADR(2)	1,625	78,065
		729,401
Professional Services — 0.2%
Adecco Group AG	3,089	86,341
ALS Ltd.	678	10,233
Automatic Data Processing, Inc.	303	80,737
BayCurrent, Inc.	600	27,063
CACI International, Inc., Class A(2)	124	61,721
First Advantage Corp.(2)	675	13,392
Paychex, Inc.	395	46,152
Randstad NV	2,342	99,010
Recruit Holdings Co. Ltd.	800	63,265
		487,914
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(2)	256	37,583
Colliers International Group, Inc.(3)	106	10,446
Compass, Inc., Class A(2)	1,792	20,411
CTP NV	1,792	32,381
FirstService Corp. (Toronto)	73	10,283
Katitas Co. Ltd.	1,600	33,901
Mitsubishi Estate Co. Ltd.	5,600	135,952
Mitsui Fudosan Co. Ltd.	3,700	36,043

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Sumitomo Realty & Development Co. Ltd.	1,200	$26,897
Tokyo Tatemono Co. Ltd.	400	8,441
		352,338
Residential REITs — 0.2%
American Homes 4 Rent, Class A	3,290	109,952
Equity Residential	4,847	322,083
Essex Property Trust, Inc.	595	169,063
UNITE Group PLC	7,711	56,014
		657,112
Retail REITs — 0.4%
Agree Realty Corp.	589	45,824
Brixmor Property Group, Inc.	3,237	101,998
Curbline Properties Corp.	2,474	75,803
Federal Realty Investment Trust	370	45,913
Japan Metropolitan Fund Invest	16	11,819
Link REIT	10,000	49,845
Macerich Co.	2,389	61,732
NETSTREIT Corp.(3)	4,164	89,318
Realty Income Corp.	2,257	144,155
Regency Centers Corp.	477	38,298
Scentre Group	19,524	53,603
Simon Property Group, Inc.	921	211,250
Unibail-Rodamco-Westfield	653	79,561
		1,009,119
Semiconductors and Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.(2)	176	83,802
Analog Devices, Inc.	467	171,581
Applied Materials, Inc.	342	173,623
ARM Holdings PLC, ADR(2)	223	53,451
ASML Holding NV	160	263,671
Astera Labs, Inc.(2)	401	124,803
Broadcom, Inc.	1,209	470,640
Credo Technology Group Holding Ltd.(2)	343	70,998
Diodes, Inc.(2)	204	16,793
Impinj, Inc.(2)	139	21,039
Infineon Technologies AG	643	46,144
Kokusai Electric Corp.	500	22,507
Lam Research Corp.	520	152,370
Lattice Semiconductor Corp.(2)	963	119,672
MACOM Technology Solutions Holdings, Inc.(2)	375	94,290
Marvell Technology, Inc.	477	89,466
Micron Technology, Inc.	150	123,455
Monolithic Power Systems, Inc.	81	115,509
Nova Ltd.(2)	31	12,117
NVIDIA Corp.	5,600	1,124,200
NXP Semiconductors NV	233	53,394
Onto Innovation, Inc.(2)	76	19,652
Power Integrations, Inc.	210	12,749
SiTime Corp.(2)	106	56,731
SK Hynix, Inc.	135	153,314
STMicroelectronics NV, NY Shares	642	33,634
SUMCO Corp.	2,200	44,726

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000	$221,896
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	425	171,806
Teradyne, Inc.	333	122,441
Tokyo Electron Ltd.	200	66,867
Tower Semiconductor Ltd.(2)	81	17,793
		4,325,134
Software — 0.9%
Agilysys, Inc.(2)	244	25,659
AppLovin Corp., Class A(2)	103	40,778
Bitdeer Technologies Group, A Shares(2)(3)	567	5,965
Box, Inc., Class A(2)	460	14,513
Braze, Inc., Class A(2)	465	11,588
Cadence Design Systems, Inc.(2)	875	297,517
Cellebrite DI Ltd.(2)	735	10,841
Cleanspark, Inc.(2)(3)	964	13,265
Core Scientific, Inc.(2)	1,103	22,854
Crowdstrike Holdings, Inc., Class A(2)	464	88,559
Datadog, Inc., Class A(2)	1,154	309,237
Descartes Systems Group, Inc.(2)	132	9,921
Descartes Systems Group, Inc.(2)	229	17,198
Dynatrace, Inc.(2)	1,313	58,192
Elastic NV(2)	145	9,540
Fair Isaac Corp.(2)	48	53,903
Guidewire Software, Inc.(2)	69	10,484
Microsoft Corp.	2,054	954,535
Octave Intelligence PLC, Class B(2)	1,773	32,339
Q2 Holdings, Inc.(2)	330	20,087
Riot Platforms, Inc.(2)(3)	1,164	23,478
Roper Technologies, Inc.	198	77,610
Salesforce, Inc.	610	112,252
Samsara, Inc., Class A(2)	3,163	117,885
ServiceNow, Inc.(2)	1,094	121,686
Trimble, Inc.(2)	898	50,809
Workday, Inc., Class A(2)	320	51,309
		2,562,004
Specialized REITs — 0.5%
American Tower Corp.	478	82,866
Digital Realty Trust, Inc.	1,081	203,790
Equinix, Inc.	372	379,172
Iron Mountain, Inc.	1,609	196,813
Keppel DC REIT	34,000	59,124
Millrose Properties, Inc.	898	25,126
Outfront Media, Inc.	1,738	55,390
Public Storage	660	213,953
VICI Properties, Inc.	1,354	35,678
		1,251,912
Specialty Retail — 0.3%
Aritzia, Inc.(2)	912	90,872
Auto1 Group SE(2)	532	13,971
Bob's Discount Furniture, Inc.(2)(3)	761	12,686
Boot Barn Holdings, Inc.(2)	93	13,856
Burlington Stores, Inc.(2)	504	185,714

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Clas Ohlson AB, B Shares	423	$18,637
Five Below, Inc.(2)	68	14,765
Groupe Dynamite, Inc.	333	13,447
Home Depot, Inc.	479	159,009
National Vision Holdings, Inc.(2)	530	11,681
Nextage Co. Ltd.	1,400	29,173
O'Reilly Automotive, Inc.(2)	764	68,263
RealReal, Inc.(2)	934	11,292
TJX Cos., Inc.	944	148,529
Tractor Supply Co.	1,363	41,940
Wayfair, Inc., Class A(2)	187	15,876
		849,711
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	2,343	723,776
Everpure, Inc., Class A(2)	1,114	85,967
Hewlett Packard Enterprise Co.	816	39,087
HP, Inc.	2,803	76,438
Samsung Electronics Co. Ltd.	132	22,975
Western Digital Corp.	193	105,154
		1,053,397
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	400	11,794
On Holding AG, Class A(2)	1,348	48,852
Seiko Group Corp.	400	19,557
Tapestry, Inc.	531	80,908
		161,111
Tobacco — 0.1%
British American Tobacco PLC	3,454	209,523
Trading Companies and Distributors — 0.3%
Applied Industrial Technologies, Inc.	52	17,951
Bunzl PLC	5,417	204,422
Diploma PLC	132	13,072
Fastenal Co.	3,399	162,166
Ferguson Enterprises, Inc.	244	57,177
Herc Holdings, Inc.	164	24,623
MSC Industrial Direct Co., Inc., Class A	777	95,882
SiteOne Landscape Supply, Inc.(2)	86	8,122
Sojitz Corp.	600	20,046
Sumitomo Corp.	8,300	86,154
Sunbelt Rentals Holdings, Inc.(3)	787	56,601
United Rentals, Inc.	88	94,975
WESCO International, Inc.	327	112,321
		953,512
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	248,000	26,097
Millicom International Cellular SA	261	24,920
		51,017
TOTAL COMMON STOCKS (Cost $36,826,841)		51,209,639
U.S. TREASURY SECURITIES — 14.5%
U.S. Treasury Bonds, 2.50%, 2/15/45	$400,000	268,125
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	3,713,560	2,519,839

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	$436,680	$361,564
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	3,880,346	3,794,814
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	1,410,760	1,383,756
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	4,754,085	4,622,426
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	2,122,319	2,081,039
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	3,317,275	3,213,293
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	1,354,025	1,349,994
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	1,597,215	1,576,631
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	4,818,325	4,501,309
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	2,459,643	2,206,714
U.S. Treasury Notes, 3.375%, 12/31/27(5)	1,300,000	1,284,766
U.S. Treasury Notes, 4.00%, 5/31/28	2,616,400	2,604,391
U.S. Treasury Notes, 4.125%, 6/30/28	1,300,000	1,296,699
U.S. Treasury Notes, 3.875%, 5/15/29	815,300	805,746
U.S. Treasury Notes, 3.50%, 11/30/30	2,200,000	2,121,625
U.S. Treasury Notes, 3.625%, 12/31/30	3,320,000	3,216,250
U.S. Treasury Notes, 3.75%, 1/31/31	732,100	712,368
TOTAL U.S. TREASURY SECURITIES (Cost $42,118,676)		39,921,349
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.0%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.0%
FHLMC, 4.50%, 10/1/52	1,115,648	1,056,270
FHLMC, 5.50%, 12/1/52	1,098,416	1,097,485
FHLMC, 5.00%, 6/1/53	1,245,154	1,210,174
FHLMC, 5.00%, 1/1/54	686,975	666,360
FHLMC, 5.00%, 12/1/54	709,352	686,003
FHLMC, 5.50%, 11/1/55	559,215	554,193
FHLMC, 5.50%, 1/1/56	547,371	542,456
FNMA, 4.50%, 10/1/52	2,487,681	2,356,025
FNMA, 5.50%, 3/1/54	1,242,530	1,236,506
FNMA, 4.00%, 1/1/55	1,381,940	1,266,159
FNMA, 5.50%, 12/1/55	1,671,780	1,656,767
GNMA, 5.00%, TBA	1,378,000	1,333,500
GNMA, 7.00%, 12/15/27	2,288	2,314
GNMA, 6.50%, 3/15/28	903	909
GNMA, 6.00%, 10/15/28	1,375	1,394
GNMA, 7.00%, 5/15/31	897	926
GNMA, 6.50%, 10/15/38	110,330	118,119
GNMA, 3.50%, 6/20/42	73,108	67,019
UMBS, 5.00%, TBA	1,686,000	1,627,328
UMBS, 5.50%, TBA	1,215,000	1,202,560
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $16,871,764)		16,682,467
CORPORATE BONDS — 5.6%
Aerospace and Defense — 0.0%
Embraer Netherlands Finance BV, 5.40%, 1/9/38	96,000	91,368
Automobiles — 0.1%
General Motors Co., 6.25%, 4/15/35	89,000	91,665
General Motors Co., 6.60%, 4/1/36	47,000	49,550
Hyundai Capital America, 4.75%, 4/6/29(6)	40,000	39,734
Hyundai Capital America, 5.15%, 3/27/30(6)	92,000	92,029
		272,978

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Banks — 0.9%
Bank of America Corp., VRN, 5.93%, 9/15/27	$31,000	$31,047
Bank of America Corp., VRN, 4.48%, 4/23/30	60,000	59,352
Bank of America Corp., VRN, 4.46%, 2/6/32	60,000	58,391
Bank of America Corp., VRN, 2.48%, 9/21/36	108,000	93,240
Bank of America Corp., VRN, 3.85%, 3/8/37	100,000	91,952
Bank of Montreal, VRN, 3.80%, 12/15/32	97,000	95,369
Bank of Montreal, VRN, 3.09%, 1/10/37	60,000	53,180
Bank of Nova Scotia, VRN, 4.58%, 6/5/29	50,000	49,792
Bank of Nova Scotia, VRN, 4.59%, 5/4/37	46,000	43,788
Canadian Imperial Bank of Commerce, VRN, 4.86%, 3/30/29	80,000	80,142
Canadian Imperial Bank of Commerce, VRN, 4.72%, 6/16/29	60,000	59,966
Citizens Financial Group, Inc., VRN, 5.25%, 3/5/31	93,000	93,296
Citizens Financial Group, Inc., VRN, 5.30%, 1/29/36	5,000	4,897
Fifth Third Bancorp, VRN, 5.98%, 1/30/30(6)	90,000	92,127
HSBC Holdings PLC, VRN, 4.71%, 5/12/30	200,000	198,347
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	31,000	31,061
Huntington Bancshares, Inc., VRN, 5.61%, 1/28/41	60,000	57,540
JPMorgan Chase & Co., VRN, 4.86%, 7/23/30	60,000	59,882
JPMorgan Chase & Co., VRN, 5.58%, 7/23/36	90,000	89,189
JPMorgan Chase & Co., VRN, 5.19%, 2/5/37	90,000	86,472
M&T Bank Corp., VRN, 6.08%, 3/13/32	52,000	53,767
M&T Bank Corp., VRN, 5.39%, 1/16/36	45,000	44,089
Royal Bank of Canada, VRN, 4.97%, 5/2/31	31,000	30,993
Santander Holdings USA, Inc., VRN, 6.17%, 1/9/30	89,000	91,083
Santander Holdings USA, Inc., VRN, 5.22%, 6/5/32	40,000	39,486
Santander Holdings USA, Inc., VRN, 5.70%, 6/5/37	40,000	39,004
Sumitomo Mitsui Financial Group, Inc., VRN, 5.33%, 3/3/41	60,000	57,313
Toronto-Dominion Bank, 3.91%, 1/13/28	65,000	64,362
Toronto-Dominion Bank, 4.36%, 4/23/29	30,000	29,686
Toronto-Dominion Bank, VRN, 5.15%, 9/10/34	72,000	71,935
U.S. Bancorp, VRN, 4.86%, 7/27/30	30,000	29,947
U.S. Bancorp, VRN, 2.49%, 11/3/36	110,000	94,987
U.S. Bancorp, VRN, 5.47%, 7/27/37	60,000	59,428
Wells Fargo & Co., VRN, 6.30%, 10/23/29	90,000	92,810
Westpac Banking Corp., VRN, 3.02%, 11/18/36	106,000	93,898
		2,321,818
Beverages — 0.0%
Maple Parent Holdings Corp., 4.75%, 3/26/29(6)	5,000	4,981
Biotechnology — 0.0%
Amgen, Inc., 5.65%, 2/19/56	45,000	42,035
Amgen, Inc., 5.75%, 3/2/63	47,000	43,418
		85,453
Broadline Retail — 0.1%
Amazon.com, Inc., 4.60%, 7/9/29	25,000	24,919
Amazon.com, Inc., 4.25%, 3/13/31	50,000	48,516
Amazon.com, Inc., 4.80%, 7/9/31	25,000	24,770
Amazon.com, Inc., 5.80%, 3/13/56	50,000	46,008
Amazon.com, Inc., 6.10%, 7/9/56	25,000	24,027
Amazon.com, Inc., 5.55%, 11/20/65	49,000	42,444
Amazon.com, Inc., 6.25%, 7/9/66	25,000	23,980
		234,664

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Capital Markets — 0.5%
Apollo Debt Solutions BDC, 5.875%, 8/30/30	$62,000	$60,963
Apollo Debt Solutions BDC, 5.70%, 1/23/31(6)	5,000	4,869
Ares Capital Corp., 5.55%, 1/15/30	45,000	44,545
Ares Capital Corp., 5.25%, 4/12/31	50,000	48,342
Ares Strategic Income Fund, 5.55%, 4/15/31	60,000	57,801
Blackstone Private Credit Fund, 5.35%, 3/12/31	63,000	60,255
Blackstone Private Credit Fund, 5.95%, 5/15/31	20,000	19,592
Blackstone Secured Lending Fund, 2.85%, 9/30/28	33,000	31,172
Blackstone Secured Lending Fund, 5.90%, 5/21/31	35,000	34,051
Blue Owl Capital Corp., 2.875%, 6/11/28	40,000	37,973
Blue Owl Capital Corp., 6.30%, 8/15/31	30,000	29,627
Blue Owl Credit Income Corp., 6.65%, 3/15/31	44,000	43,742
Blue Owl Credit Income Corp., 6.55%, 10/15/31(6)	29,000	28,643
Blue Owl Technology Finance Corp., 6.50%, 10/15/29	10,000	9,880
Blue Owl Technology Finance Corp., 6.125%, 1/23/31	60,000	57,683
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	32,000	31,203
Goldman Sachs Group, Inc., VRN, 5.22%, 4/23/31	92,000	92,168
Goldman Sachs Group, Inc., VRN, 4.97%, 6/3/32	60,000	59,200
Goldman Sachs Group, Inc., VRN, 5.24%, 7/21/32	60,000	59,895
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	23,000	22,868
Goldman Sachs Private Credit Corp., 6.15%, 6/16/31(6)	45,000	44,434
Hercules Capital, Inc., 5.35%, 2/10/29	25,000	24,675
HPS Corporate Lending Fund, 5.15%, 4/2/29(6)	20,000	19,497
HPS Corporate Lending Fund, 6.30%, 8/19/31(6)	50,000	49,448
Jefferies Financial Group, Inc., 6.20%, 4/14/34	75,000	75,745
Morgan Stanley, VRN, 5.17%, 7/14/32	60,000	59,789
Morgan Stanley, VRN, 5.07%, 1/30/37	65,000	62,386
Morgan Stanley, VRN, 5.30%, 4/20/37	93,000	91,443
Morgan Stanley Direct Lending Fund, 6.10%, 7/15/31	60,000	58,588
Sixth Street Specialty Lending, Inc., 5.65%, 8/15/31	40,000	39,075
TPG Operating Group II LP, 4.875%, 5/15/31	65,000	63,550
		1,423,102
Chemicals — 0.0%
Equate Petrochemical Co. KSCC, 4.25%, 11/3/26(6)	34,000	33,865
Consumer Finance — 0.1%
American Express Co., VRN, 4.73%, 4/25/29	94,000	94,092
Capital One Financial Corp., VRN, 6.38%, 6/8/34	79,000	82,328
Synchrony Financial, VRN, 4.95%, 2/25/32	65,000	62,977
Synchrony Financial, VRN, 6.28%, 7/31/37	30,000	30,005
		269,402
Consumer Staples Distribution & Retail — 0.1%
Dollar Tree, Inc., 4.20%, 5/15/28	95,000	94,202
Target Corp., 5.00%, 4/15/35	94,000	92,330
		186,532
Distributors — 0.1%
Genuine Parts Co., 4.95%, 8/15/29	93,000	92,400
Genuine Parts Co., 2.75%, 2/1/32	39,000	33,934
		126,334
Diversified REITs — 0.1%
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	25,000	23,989
Goodman U.S. Finance Seven LLC, 5.25%, 4/28/36(6)	60,000	57,759

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Host Hotels & Resorts LP, 5.50%, 4/15/35	$35,000	$34,443
Prologis Targeted U.S. Logistics Fund LP, 4.625%, 3/15/33(6)	60,000	57,373
Regency Centers LP, 4.50%, 3/15/33	65,000	62,417
Simon Property Group LP, 6.65%, 1/15/54	41,000	43,877
Store Capital LLC, 5.40%, 4/30/30	62,000	62,109
		341,967
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 5.70%, 11/1/54	48,000	41,461
AT&T, Inc., 6.00%, 4/30/56	45,000	40,449
AT&T, Inc., 6.05%, 8/15/56	45,000	40,754
Beacon Point DC LLC, 6.13%, 11/30/42(6)	60,000	57,608
Comcast Corp., 5.50%, 5/15/64	52,000	41,709
Space Exploration Technologies Corp., 5.65%, 7/15/33(6)	64,000	61,347
Space Exploration Technologies Corp., 6.60%, 7/15/46(6)	32,000	28,561
Verizon Communications, Inc., 5.875%, 11/30/55	47,000	42,964
Verizon Communications, Inc., 6.00%, 11/30/65	48,000	43,616
Verizon Communications, Inc., VRN, 6.20%, 5/14/56	42,000	41,123
		439,592
Electric Utilities — 0.3%
Basin Electric Power Cooperative, 5.85%, 10/15/55	47,000	44,281
Constellation Energy Generation LLC, 4.55%, 6/1/29	60,000	59,548
Evergy Missouri West, Inc., 4.70%, 5/21/29(6)	25,000	24,917
Eversource Energy, 5.45%, 3/1/28	43,000	43,471
Eversource Energy, VRN, 6.10%, 8/15/56	37,000	36,811
Jersey Central Power & Light Co., 4.60%, 1/15/30(6)	65,000	64,350
NextEra Energy Capital Holdings, Inc., VRN, 6.75%, 6/15/54	47,000	48,272
Oklahoma Gas & Electric Co., 5.90%, 4/1/56	18,000	17,444
Pacific Gas & Electric Co., 5.25%, 2/1/32(7)	30,000	29,914
Pacific Gas & Electric Co., 6.00%, 5/1/56	65,000	59,881
Pacific Gas & Electric Co., 6.30%, 8/15/56	30,000	28,775
PacifiCorp, 4.25%, 3/15/29	13,000	12,798
PacifiCorp, 4.65%, 4/15/29	18,000	17,940
PacifiCorp, 6.25%, 10/15/37	39,000	39,935
PacifiCorp, 5.35%, 12/1/53	53,000	45,318
PSEG Power LLC, 5.20%, 5/15/30(6)	94,000	94,332
Southern California Edison Co., 5.45%, 6/1/31	38,000	38,399
Southern California Edison Co., 4.80%, 3/15/33	65,000	62,850
Southern California Edison Co., 5.875%, 12/1/53	49,000	44,859
Virginia Electric & Power Co., 5.70%, 3/15/56	50,000	46,486
		860,581
Energy Equipment and Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.35%, 6/15/31	35,000	34,004
Patterson-UTI Energy, Inc., 7.15%, 10/1/33	89,000	94,516
		128,520
Financial Services — 1.2%
CIMIC Finance Ltd., 6.00%, 4/22/36(6)	60,000	58,961
Enact Holdings, Inc., 6.25%, 5/28/29	60,000	61,576
Gulf Gate Apartments LLC, VRN, 3.75%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)	3,000,000	3,000,000
Jackson Financial, Inc., 6.15%, 1/15/37	60,000	58,675
		3,179,212
Food Products — 0.0%
Conagra Brands, Inc., 5.40%, 8/1/31	10,000	9,994

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Gas Utilities — 0.0%
Brooklyn Union Gas Co., 5.46%, 3/16/36(6)	$25,000	$24,340
Southern California Gas Co., 6.00%, 6/15/55	44,000	42,930
Southern California Gas Co., 5.90%, 6/1/56	25,000	23,706
		90,976
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, 5.80%, 3/15/56	17,000	16,468
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	93,000	92,781
XPO, Inc., 6.25%, 6/1/28(6)	93,000	93,871
		203,120
Health Care Equipment and Supplies — 0.0%
Baxter International, Inc., 2.54%, 2/1/32	74,000	63,330
Health Care Providers and Services — 0.2%
Centene Corp., 2.45%, 7/15/28	102,000	96,873
CommonSpirit Health, 4.98%, 9/1/35	96,000	91,462
CommonSpirit Health, 5.66%, 9/1/55	48,000	44,426
CVS Health Corp., 6.00%, 6/1/44	46,000	44,422
CVS Health Corp., 5.875%, 6/1/53	48,000	44,699
CVS Health Corp., 6.00%, 6/1/63	48,000	44,564
Health Care Service Corp. A Mutual Legal Reserve Co., 5.875%, 6/15/54(6)	47,000	43,052
Highmark, Inc., 5.75%, 5/15/36(6)	60,000	58,997
UnitedHealth Group, Inc., 2.30%, 5/15/31	50,000	44,438
VSP Optical Group, Inc., 5.40%, 6/1/33(6)	70,000	69,302
		582,235
Hotels, Restaurants and Leisure — 0.0%
Expedia Group, Inc., 5.50%, 4/15/36	60,000	58,222
Household Products — 0.0%
Clorox Co., 4.70%, 5/15/31	50,000	49,217
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp., 5.20%, 7/15/29	40,000	40,037
Insurance — 0.2%
American National Global Funding, 5.55%, 1/28/30(6)	16,000	16,097
American National Global Funding, 4.875%, 1/23/31(6)	55,000	53,619
Athene Global Funding, 4.83%, 5/9/28(6)	31,000	30,928
Athene Global Funding, 5.54%, 8/22/35(6)	42,000	40,912
CNO Global Funding, 5.20%, 6/11/31(6)	60,000	59,605
Constellation Global Funding, 5.70%, 8/5/31(6)(7)	60,000	59,853
Fortitude Global Funding, 5.50%, 6/12/31(6)	60,000	59,775
Global Atlantic Fin Co., 7.95%, 6/15/33(6)	40,000	43,253
Lincoln National Corp., VRN, 6.80%, 7/15/56	45,000	44,502
Loews Corp., 4.94%, 4/1/36	50,000	47,885
Prudential Financial, Inc., VRN, 6.25%, 6/15/56	26,000	25,768
Sammons Financial Group, Inc., 5.95%, 6/15/36(6)	60,000	58,985
Willis North America, Inc., 4.55%, 3/15/31	65,000	63,240
		604,422
Interactive Media and Services — 0.1%
Alphabet, Inc., 5.75%, 2/15/66	30,000	27,231
Meta Platforms, Inc., 6.20%, 5/15/46	15,000	14,087
Meta Platforms, Inc., 5.625%, 11/15/55	48,000	40,186
Meta Platforms, Inc., 6.30%, 5/15/56	25,000	22,965
Meta Platforms, Inc., 5.75%, 5/15/63	48,000	39,859

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
Meta Platforms, Inc., 5.55%, 8/15/64	$49,000	$39,226
		183,554
IT Services — 0.1%
Accenture Capital, Inc., 5.30%, 7/10/33	63,000	62,715
CDW LLC/CDW Finance Corp., 3.25%, 2/15/29	99,000	94,341
Leidos, Inc., 5.00%, 3/15/36	35,000	33,072
		190,128
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 4.90%, 1/15/32(6)	60,000	59,538
Illumina, Inc., 4.75%, 12/12/30	96,000	94,599
		154,137
Machinery — 0.2%
CNH Industrial Capital LLC, 4.95%, 6/25/31	60,000	59,330
Cummins, Inc., 5.30%, 5/9/35	91,000	90,863
Flowserve Corp., 5.70%, 5/15/36	18,000	17,606
IDEX Corp., 4.95%, 9/1/29	92,000	92,211
Kennametal, Inc., 5.80%, 5/28/36	60,000	59,377
Stanley Black & Decker, Inc., 2.30%, 3/15/30	104,000	94,845
		414,232
Media — 0.1%
Cox Communications, Inc., 5.70%, 6/15/33(6)	95,000	91,398
Omnicom Group, Inc., 4.20%, 3/2/29	22,000	21,618
Omnicom Group, Inc., 5.30%, 6/2/36	35,000	33,248
		146,264
Metals and Mining — 0.0%
Glencore Funding LLC, 5.19%, 4/1/30(6)	92,000	92,304
Multi-Utilities — 0.0%
CenterPoint Energy, Inc., VRN, 6.40%, 8/15/58(7)	45,000	44,992
Consumers Energy Co., 6.10%, 8/15/56(7)	40,000	39,928
		84,920
Oil, Gas and Consumable Fuels — 0.3%
Continental Resources, Inc., 4.375%, 1/15/28	94,000	93,309
Devon Energy Corp., 5.75%, 9/15/54	51,000	47,029
Enbridge, Inc., VRN, 6.25%, 3/1/78	99,000	99,517
Energy Transfer LP, 6.20%, 4/1/55	47,000	44,624
Energy Transfer LP, 6.30%, 1/15/56	45,000	43,357
MPLX LP, 6.20%, 9/15/55	46,000	44,134
MPLX LP, 6.10%, 4/1/56	40,000	38,037
ONEOK, Inc., 6.50%, 9/1/30(6)	35,000	36,537
Plains All American Pipeline LP, 5.95%, 6/15/35	43,000	43,537
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	93,000	91,639
Rio Grande LNG LLC, 5.25%, 6/30/31(6)	60,000	59,278
Targa Resources Corp., 6.05%, 5/15/56	35,000	32,987
TotalEnergies Capital SA, 5.43%, 9/10/64	49,000	43,808
TransCanada PipeLines Ltd., VRN, 6.375%, 10/17/56	32,000	32,113
Western Midstream Operating LP, 5.30%, 3/1/48	53,000	44,399
Woodside Finance Ltd., 6.00%, 5/19/35	92,000	93,959
		888,264
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, 5.75%, 11/10/36	45,000	44,315
Southwest Airlines Co., 2.625%, 2/10/30	102,000	93,828
Southwest Airlines Co., 5.25%, 11/15/35	39,000	36,990

Schedule of Investments - Strategic Allocation: Conservative Fund

		Shares/ Principal Amount	Value
United Airlines, Inc., 4.625%, 4/15/29(6)		$95,000	$93,423
			268,556
Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(6)		57,000	57,352
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 4.55%, 2/20/48		47,000	38,401
Eli Lilly & Co., 5.60%, 5/20/56		35,000	33,385
Eli Lilly & Co., 5.70%, 5/20/66		35,000	33,361
Merck & Co., Inc., 5.70%, 9/15/55		46,000	43,901
Novartis Capital Corp., 4.60%, 3/18/33		20,000	19,526
Novartis Capital Corp., 5.70%, 3/18/56		30,000	29,013
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63		51,000	44,552
Viatris, Inc., 2.70%, 6/22/30		50,000	45,468
			287,607
Professional Services — 0.0%
Broadridge Financial Solutions, Inc., 5.75%, 5/15/36		45,000	44,380
Concentrix Corp., 6.50%, 3/1/29		45,000	43,714
			88,094
Real Estate Management and Development — 0.0%
Essential Properties LP, 5.375%, 7/15/36		35,000	33,925
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom, Inc., 4.30%, 1/15/31		30,000	29,009
Intel Corp., 6.125%, 5/15/56		30,000	28,174
Intel Corp., 6.20%, 5/15/66		30,000	27,693
KLA Corp., 5.25%, 7/15/62		49,000	42,422
Qorvo, Inc., 4.375%, 10/15/29		66,000	63,679
QUALCOMM, Inc., 5.00%, 5/20/35		94,000	91,367
			282,344
Software — 0.1%
Cadence Design Systems, Inc., 4.30%, 9/10/29		95,000	93,629
Oracle Corp., 4.95%, 2/4/31		15,000	14,332
Oracle Corp., 4.30%, 7/8/34		55,000	47,162
Oracle Corp., 5.70%, 2/4/36		23,000	21,309
Oracle Corp., 5.375%, 9/27/54		54,000	39,409
			215,841
Specialized REITs — 0.0%
Equinix, Inc., 5.50%, 8/15/33(7)		60,000	59,364
Technology Hardware, Storage and Peripherals — 0.0%
Hewlett Packard Enterprise Co., 4.50%, 3/23/28		60,000	59,830
Sopaipilla Investor LLC, 7.53%, 11/30/48(6)		45,000	46,673
			106,503
Tobacco — 0.0%
BAT Capital Corp., 7.08%, 8/2/53		40,000	43,322
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 5.85%, 2/15/56		45,000	40,804
TOTAL CORPORATE BONDS (Cost $15,679,790)			15,339,437
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.7%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	505,000	251,014
Belgium — 0.3%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	800,000	878,385

Schedule of Investments - Strategic Allocation: Conservative Fund

		Shares/ Principal Amount	Value
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	47,000	$55,243
			933,628
Canada — 0.3%
Canada Government Bonds, 2.50%, 12/1/32	CAD	600,000	406,250
Province of Quebec, 5.75%, 12/1/36	CAD	325,000	261,621
Province of Quebec, 5.00%, 12/1/41	CAD	33,000	24,525
Province of Quebec, 3.50%, 12/1/48	CAD	102,000	59,018
			751,414
Colombia — 0.3%
Colombia TES, 12.50%, 2/27/30	COP	2,600,000,000	821,785
Hungary — 0.3%
Hungary Government Bonds, 7.00%, 10/24/35	HUF	249,000,000	867,357
Indonesia — 0.2%
Indonesia Treasury Bonds, 5.875%, 3/15/31	IDR	11,000,000,000	577,445
Japan — 0.3%
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	11,400,000	49,153
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	72,800,000	262,790
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	81,500,000	276,069
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	35,600,000	142,122
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	42,300,000	167,784
			897,918
Malaysia — 0.1%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	750,000	184,742
Mexico — 0.7%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(6)		$504,000	503,748
Mexico Bonos, 8.00%, 2/21/36	MXN	6,670,000	356,655
Mexico Bonos, 7.75%, 11/13/42	MXN	8,700,000	424,108
Mexico Government International Bonds, 4.875%, 5/16/36	EUR	530,000	599,623
			1,884,134
New Zealand — 0.4%
New Zealand Government Bonds, 2.00%, 5/15/32	NZD	2,000,000	1,040,724
Paraguay — 0.1%
Paraguay Government International Bonds, 8.50%, 4/4/38(6)	PYG	1,960,000,000	316,845
Spain — 0.6%
Spain Government Bonds, 3.10%, 7/30/31	EUR	1,490,000	1,717,809
Trinidad and Tobago — 0.2%
Trinidad & Tobago Government International Bonds, 6.20%, 7/16/38(6)		$600,000	587,400
United Kingdom — 0.8%
U.K. Gilts, 4.75%, 10/22/35	GBP	1,548,000	2,042,925
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $13,819,319)			12,875,140
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Private Sponsor Collateralized Mortgage Obligations — 1.8%
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(6)		$551,614	542,040
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(6)		193,451	193,899
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(6)		340,727	339,240
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(6)		135,412	135,217
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.46%, 10/25/29(6)		5,025	4,991
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(6)		132,022	131,936
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(6)		214,131	211,985
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(6)		139,884	140,208
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(6)		297,132	297,262

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(6)	$162,401	$162,480
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(6)	553,313	545,132
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(6)	214,797	211,893
OBX Trust, Series 2025-NQM15, Class A1B, 5.14%, 7/27/65(6)	385,975	383,133
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(6)	581,593	576,949
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(6)	410,473	409,309
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)	334,048	333,101
SG Residential Mortgage Trust, Series 2026-3, Class A1, VRN, 5.19%, 4/25/66(6)	277,875	275,595
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	9,451	8,364
		4,902,734
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 4.67%, (30-day average SOFR plus 1.05%), 1/25/44(6)	57,844	57,818
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,005,862)		4,960,552
ASSET-BACKED SECURITIES — 1.1%
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(6)	390,000	378,688
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(6)	325,257	321,619
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(6)	499,236	496,080
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(6)	507,223	503,598
Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.74%, 9/15/31(6)	236,443	234,253
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(6)	235,979	234,714
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(6)	487,846	480,405
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(6)	269,000	256,601
TOTAL ASSET-BACKED SECURITIES (Cost $2,931,180)		2,905,958
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.94%, (1-month SOFR plus 1.26%), 11/15/38(6)	397,000	393,370
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)	396,000	397,682
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)	397,000	405,752
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(6)	323,000	323,690
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,531,929)		1,520,494
MUNICIPAL SECURITIES — 0.3%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	10,050
New York City GO, 6.27%, 12/1/37	40,000	41,459
North Dakota Housing Finance Agency Rev., VRDN, 3.72%, 8/7/26 (SBBPA: Royal Bank of Canada)	640,000	640,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	44,604
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	75,485
State of California GO, 7.60%, 11/1/40	65,000	75,582
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	29,816
TOTAL MUNICIPAL SECURITIES (Cost $974,820)		916,996
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	238	178,576
iShares MSCI EAFE Small-Cap ETF(3)	4	336
TOTAL EXCHANGE-TRADED FUNDS (Cost $177,443)		178,912
PREFERRED SECURITIES — 0.0%
Oil, Gas and Consumable Fuels — 0.0%
BP Capital Markets PLC, 6.45% (Cost $93,157)	88,000	90,612
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(2) (Cost $211)	325	211

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS — 8.2%
Certificates of Deposit — 1.3%
Bank of Montreal, VRN, 3.97%, (SOFR plus 0.32%), 3/11/27(6)	$3,500,000	$3,500,621
Commercial Paper(9) — 4.3%
Bank of Montreal, VRN, 3.97%, 12/9/26(6)	1,850,000	1,850,137
Challenger Funding Co. LLC, VRN, 4.00%, 3/24/27(6)	1,175,000	1,176,058
Concord Minutemen Capital Co. LLC, VRN, 3.95%, 9/4/26(6)	500,000	500,013
Ionic Funding LLC, 4.14%, 10/2/26(6)	250,000	248,304
Ionic Funding LLC, VRN, 3.95%, 11/24/26(6)	1,000,000	999,676
Toyota Credit de Puerto Rico Corp., 3.75%, 9/21/26(6)	2,500,000	2,486,548
Verto Capital Compartment E, VRN, 3.74%, 12/11/26(6)	4,500,000	4,513,329
		11,774,065
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,830,330	6,830,330
State Street Navigator Securities Lending Government Money Market Portfolio(10)	523,199	523,199
		7,353,529
TOTAL SHORT-TERM INVESTMENTS (Cost $22,613,149)		22,628,215
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $240,079,725)		283,555,064
OTHER ASSETS AND LIABILITIES — (2.7)%		(7,381,154)
TOTAL NET ASSETS — 100.0%		$276,173,910

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	252,197	AUD	358,482	Morgan Stanley & Co. LLC	9/16/26	$140
BRL	3,078,238	USD	598,426	Goldman Sachs & Co. LLC	9/16/26	2,524
CAD	1,736,200	USD	1,228,264	Citibank NA	9/16/26	12,552
CAD	2,001	USD	1,432	Bank of America NA	9/25/26	(1)
CAD	4,560	USD	3,247	Bank of America NA	9/25/26	13
CAD	3,839	USD	2,745	Bank of America NA	9/25/26	—
CAD	1,717	USD	1,213	Goldman Sachs & Co. LLC	9/25/26	14
CAD	2,869	USD	2,048	JPMorgan Chase Bank NA	9/25/26	4
USD	2,014,263	CAD	2,804,613	Citibank NA	9/16/26	9,882
USD	1,449	CAD	2,048	Bank of America NA	9/25/26	(15)
USD	2,300	CAD	3,249	Bank of America NA	9/25/26	(23)
USD	3,132	CAD	4,432	Bank of America NA	9/25/26	(37)
USD	2,180	CAD	3,085	Bank of America NA	9/25/26	(26)
USD	1,258	CAD	1,778	Bank of America NA	9/25/26	(14)
USD	1,147	CAD	1,624	Bank of America NA	9/25/26	(14)
USD	1,249	CAD	1,763	Bank of America NA	9/25/26	(12)
USD	1,739	CAD	2,440	Bank of America NA	9/25/26	(5)
USD	1,290	CAD	1,811	Bank of America NA	9/25/26	(5)
USD	28,013	CAD	39,516	Goldman Sachs & Co. LLC	9/25/26	(239)
USD	21,367	CAD	30,140	Goldman Sachs & Co. LLC	9/25/26	(183)
USD	1,997	CAD	2,825	Goldman Sachs & Co. LLC	9/25/26	(22)
USD	4,000	CAD	5,657	Goldman Sachs & Co. LLC	9/25/26	(44)
USD	1,859	CAD	2,623	Goldman Sachs & Co. LLC	9/25/26	(17)
USD	28,015	CAD	39,516	JPMorgan Chase Bank NA	9/25/26	(238)
USD	21,367	CAD	30,140	JPMorgan Chase Bank NA	9/25/26	(182)
EUR	1,052,461	USD	1,203,717	JPMorgan Chase Bank NA	9/16/26	11,993
EUR	542,249	USD	620,377	Morgan Stanley & Co. LLC	9/16/26	5,981

Schedule of Investments - Strategic Allocation: Conservative Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,055	USD	2,354	Bank of America NA	9/25/26	$21
EUR	1,372	USD	1,565	Bank of America NA	9/25/26	21
EUR	3,169	USD	3,616	Morgan Stanley & Co. LLC	9/25/26	46
EUR	2,115	USD	2,427	Morgan Stanley & Co. LLC	9/25/26	17
EUR	2,035	USD	2,330	Morgan Stanley & Co. LLC	9/25/26	22
EUR	8,354	USD	9,533	Morgan Stanley & Co. LLC	9/25/26	121
EUR	5,423	USD	6,201	Morgan Stanley & Co. LLC	9/25/26	66
EUR	2,645	USD	3,037	UBS AG	9/25/26	20
EUR	4,131	USD	4,728	UBS AG	9/25/26	45
EUR	10,084	USD	11,570	UBS AG	9/25/26	82
USD	1,183,031	EUR	1,027,749	Morgan Stanley & Co. LLC	9/16/26	(4,134)
USD	597,916	EUR	524,844	Morgan Stanley & Co. LLC	9/16/26	(8,337)
USD	3,390,745	EUR	2,933,873	UBS AG	9/16/26	1,794
USD	15,764	EUR	13,727	Bank of America NA	9/25/26	(99)
USD	94,470	EUR	82,267	Bank of America NA	9/25/26	(591)
USD	2,152	EUR	1,876	Bank of America NA	9/25/26	(16)
USD	2,139	EUR	1,870	Bank of America NA	9/25/26	(21)
USD	12,748	EUR	11,177	Bank of America NA	9/25/26	(167)
USD	1,974	EUR	1,711	Bank of America NA	9/25/26	(3)
USD	94,503	EUR	82,267	Citibank NA	9/25/26	(559)
USD	15,769	EUR	13,727	Citibank NA	9/25/26	(93)
USD	15,760	EUR	13,727	Morgan Stanley & Co. LLC	9/25/26	(102)
USD	94,451	EUR	82,267	Morgan Stanley & Co. LLC	9/25/26	(611)
USD	1,944	EUR	1,697	Morgan Stanley & Co. LLC	9/25/26	(17)
USD	10,023	EUR	8,734	Morgan Stanley & Co. LLC	9/25/26	(69)
USD	94,459	EUR	82,267	UBS AG	9/25/26	(603)
USD	15,762	EUR	13,727	UBS AG	9/25/26	(101)
USD	4,143	EUR	3,627	UBS AG	9/25/26	(48)
USD	3,532	EUR	3,083	UBS AG	9/25/26	(30)
USD	9,762	EUR	8,512	UBS AG	9/25/26	(73)
USD	2,190	EUR	1,909	UBS AG	9/25/26	(16)
GBP	30,288	USD	40,520	Goldman Sachs & Co. LLC	9/25/26	300
USD	2,070,354	GBP	1,543,567	Citibank NA	9/16/26	(9,942)
USD	84,820	GBP	63,984	Bank of America NA	9/25/26	(1,412)
USD	4,494	GBP	3,341	Bank of America NA	9/25/26	(8)
USD	84,828	GBP	63,984	JPMorgan Chase Bank NA	9/25/26	(1,404)
HUF	185,259,483	USD	609,630	Bank of America NA	9/16/26	(25,212)
HUF	190,213,373	USD	599,117	Bank of America NA	9/16/26	930
HUF	191,113,420	USD	607,100	Bank of America NA	9/16/26	(4,215)
HUF	191,863,788	USD	609,667	Bank of America NA	9/16/26	(4,414)
HUF	190,755,441	USD	604,219	Citibank NA	9/16/26	(2,463)
HUF	184,853,358	USD	598,475	Goldman Sachs & Co. LLC	9/16/26	(15,338)
HUF	172,357,200	USD	542,044	Morgan Stanley & Co. LLC	9/16/26	1,673
HUF	193,302,324	USD	616,144	UBS AG	9/16/26	(6,353)
USD	1,198,108	HUF	370,112,841	Bank of America NA	9/16/26	30,552
USD	602,865	HUF	190,213,373	Bank of America NA	9/16/26	2,819
USD	360,086	HUF	114,432,516	Bank of America NA	9/16/26	(902)
USD	1,195,787	HUF	382,619,229	Citibank NA	9/16/26	(11,222)
USD	607,698	HUF	191,113,420	Goldman Sachs & Co. LLC	9/16/26	4,812
USD	543,009	HUF	172,357,200	Goldman Sachs & Co. LLC	9/16/26	(709)
USD	621,850	HUF	193,302,324	Morgan Stanley & Co. LLC	9/16/26	12,059
IDR	2,900,720,547	USD	160,589	Goldman Sachs & Co. LLC	9/16/26	(350)

Schedule of Investments - Strategic Allocation: Conservative Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	21,684,844,876	USD	1,217,696	UBS AG	9/16/26	$(19,799)
USD	446,269	IDR	8,006,114,504	Bank of America NA	9/16/26	4,002
USD	749,972	IDR	13,531,666,414	Bank of America NA	9/16/26	2,467
USD	159,441	IDR	2,883,258,543	Citibank NA	9/16/26	167
USD	601,282	IDR	10,795,471,829	Citibank NA	9/16/26	4,927
ILS	1,858,297	USD	615,712	Citibank NA	9/16/26	(6,883)
USD	613,168	ILS	1,858,297	Goldman Sachs & Co. LLC	9/16/26	4,338
INR	116,163,057	USD	1,221,720	UBS AG	9/16/26	(8,805)
JPY	293,250	USD	1,816	Bank of America NA	9/25/26	34
JPY	2,323,900	USD	14,406	Bank of America NA	9/25/26	260
JPY	255,000	USD	1,569	Bank of America NA	9/25/26	41
JPY	204,000	USD	1,282	Bank of America NA	9/25/26	6
USD	916,700	JPY	145,810,306	Morgan Stanley & Co. LLC	9/16/26	(2,829)
USD	62,913	JPY	10,064,000	Bank of America NA	9/25/26	(600)
USD	2,056	JPY	331,500	Bank of America NA	9/25/26	(36)
USD	1,713	JPY	274,125	Bank of America NA	9/25/26	(17)
USD	2,761	JPY	444,125	Bank of America NA	9/25/26	(42)
MXN	10,580,430	USD	609,236	Bank of America NA	9/17/26	(591)
MXN	10,620,803	USD	613,276	Morgan Stanley & Co. LLC	9/17/26	(2,309)
MXN	6,320,611	USD	356,566	Morgan Stanley & Co. LLC	9/17/26	7,030
MXN	10,513,790	USD	593,250	Morgan Stanley & Co. LLC	9/17/26	11,561
USD	845,885	MXN	14,791,420	Bank of America NA	9/17/26	(4,998)
USD	366,587	MXN	6,409,813	Bank of America NA	9/17/26	(2,141)
USD	361,865	MXN	6,320,611	Bank of America NA	9/17/26	(1,731)
USD	359,630	MXN	6,349,564	Bank of America NA	9/17/26	(5,632)
USD	427,634	MXN	7,450,794	Bank of America NA	9/17/26	(976)
USD	606,779	MXN	10,689,096	Goldman Sachs & Co. LLC	9/17/26	(8,117)
USD	193,494	MYR	786,457	Morgan Stanley & Co. LLC	9/17/26	794
NOK	12,031,067	USD	1,220,207	Goldman Sachs & Co. LLC	9/16/26	48,432
NOK	1,983,035	USD	203,974	Morgan Stanley & Co. LLC	9/16/26	5,131
NOK	4,353,206	USD	439,891	Morgan Stanley & Co. LLC	9/16/26	19,141
USD	1,221,856	NOK	12,092,848	Goldman Sachs & Co. LLC	9/16/26	(53,298)
USD	657,049	NOK	6,255,940	Morgan Stanley & Co. LLC	9/16/26	(2,621)
NZD	304,842	USD	176,523	Morgan Stanley & Co. LLC	9/16/26	3,277
NZD	1,163,676	USD	659,328	Morgan Stanley & Co. LLC	9/16/26	27,022
USD	1,885,478	NZD	3,223,938	Morgan Stanley & Co. LLC	9/16/26	(16,041)
						$(1,044)

Schedule of Investments - Strategic Allocation: Conservative Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	2	September 2026	$169,462	$(1,260)
Euro-BTP Italian Government 10-Year Bonds	6	September 2026	804,115	(12,360)
Euro-Bund 10-Year Bonds	10	September 2026	1,434,057	(19,851)
Euro-OAT 10-Year Bonds	9	September 2026	1,215,616	(18,800)
Japanese 10-Year Mini Government Bonds	2	September 2026	159,718	(421)
Korean Treasury 10-Year Bonds	5	September 2026	371,116	1,747
U.K. Gilt 10-Year Bonds	1	September 2026	116,567	(3,923)
U.S. Treasury 5-Year Notes	6	September 2026	635,859	(1,418)
U.S. Treasury 10-Year Notes	40	September 2026	4,320,000	(22,266)
U.S. Treasury 10-Year Ultra Notes	5	September 2026	548,516	(8,525)
U.S. Treasury Long Bonds	37	September 2026	4,007,563	(135,557)
U.S. Treasury Ultra Bonds	12	September 2026	1,316,250	(58,302)
			$15,098,839	$(280,936)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	2	September 2026	$152,160	$1,970
U.S. Treasury 2-Year Notes	11	September 2026	2,261,703	1,971
U.S. Treasury 10-Year Notes	7	September 2026	756,000	7,299
			$3,169,863	$11,240
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date		Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX Emerging Markets Index Series 45	Sell	1.00%	6/20/31		$1,240,000	$(21,066)	$(1,559)	$(22,625)
Markit CDX North America High Yield Index Series 46	Sell	5.00%	6/20/31		$1,584,000	118,920	9,742	128,662
Markit iTraxx Europe Index Series 45	Buy	(1.00)%	6/20/31	EUR	1,900,000	(44,302)	(3,937)	(48,239)
						$53,552	$4,246	$57,798
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Schedule of Investments - Strategic Allocation: Conservative Fund

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley & Co. LLC	BZDIOVRA	Pay	12.99%	1/2/31	BRL	7,500,000	$(87,166)
Morgan Stanley & Co. LLC	BZDIOVRA	Pay	13.45%	1/2/31	BRL	3,400,000	(22,373)
Morgan Stanley & Co. LLC	BZDIOVRA	Pay	13.84%	1/2/31	BRL	4,500,000	(14,283)
							$(123,822)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.44%	12/10/30	$3,100,000	$452	$33,107	$33,559
CPURNSA	Receive	2.43%	12/11/30	$4,500,000	460	48,485	48,945
CPURNSA	Receive	2.52%	2/3/31	$1,700,000	461	14,914	15,375
CPURNSA	Receive	2.36%	2/25/31	$1,000,000	464	15,885	16,349
CPURNSA	Receive	2.35%	2/26/31	$1,250,000	466	20,842	21,308
CPURNSA	Receive	2.56%	3/16/31	$1,230,000	470	8,958	9,428
CPURNSA	Receive	2.45%	3/30/36	$2,000,000	506	20,281	20,787
					$3,279	$162,472	$165,751

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
COP	–	Colombian Peso
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PYG	–	Paraguay Guarani
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

Schedule of Investments - Strategic Allocation: Conservative Fund

UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,057,769. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,218,936.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $29,167,238, which represented 10.6% of total net assets.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 1.1% of total net assets.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,143,265, which includes securities collateral of $2,620,066.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended July 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$15,187	—	—	$(323)	$14,864	324	—	$773
American Century Focused Dynamic Growth ETF(3)	5,112	$72	$531	(81)	4,572	36	$659	—
American Century Focused Large Cap Value ETF	4,961	26	393	714	5,308	62	239	84
American Century Multisector Income ETF	15,197	—	—	(253)	14,944	347	—	819
American Century Quality Diversified International ETF(4)	9,031	2,459	3,267	(118)	8,105	115	1,640	174
American Century Short Duration Strategic Income ETF	1,634	11,359	—	(111)	12,882	252	—	517
American Century U.S. Quality Growth ETF	11,870	4,490	5,263	(787)	10,310	90	1,141	25
American Century U.S. Quality Value ETF	13,671	4,263	870	2,190	19,254	275	26	324
Avantis International Equity ETF	7,082	2,992	5,001	1,157	6,230	68	416	192
Avantis International Small Cap Value ETF	1,574	608	412	372	2,142	20	125	63
Avantis U.S. Equity ETF	11,238	2,631	2,811	2,398	13,456	105	430	141
Avantis U.S. Small Cap Value ETF(4)	2,692	14	735	287	2,258	18	483	35
	$99,249	$28,914	$19,283	$5,445	$114,325	1,712	$5,159	$3,147
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Schedule of Investments - Strategic Allocation: Conservative Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$114,325,082	—	—
Common Stocks	38,531,710	$12,677,929	—
U.S. Treasury Securities	—	39,921,349	—
U.S. Government Agency Mortgage-Backed Securities	—	16,682,467	—
Corporate Bonds	—	15,339,437	—
Sovereign Governments and Agencies	—	12,875,140	—
Collateralized Mortgage Obligations	—	4,960,552	—
Asset-Backed Securities	—	2,905,958	—
Commercial Mortgage-Backed Securities	—	1,520,494	—
Municipal Securities	—	916,996	—
Exchange-Traded Funds	178,912	—	—
Preferred Securities	—	90,612	—
Rights	211	—	—
Short-Term Investments	7,353,529	15,274,686	—
	$160,389,444	$123,165,620	—
Other Financial Instruments
Futures Contracts	$9,270	$3,717	—
Swap Agreements	—	294,413	—
Forward Foreign Currency Exchange Contracts	—	237,133	—
	$9,270	$535,263	—

Liabilities
Other Financial Instruments
Futures Contracts	$226,068	$56,615	—
Swap Agreements	—	194,686	—
Forward Foreign Currency Exchange Contracts	—	238,177	—
	$226,068	$489,478	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$1,645	—	$1,645
Receivable for variation margin on swap agreements*	$1,013	—	—	$12,281	13,294
Unrealized appreciation on forward foreign currency exchange contracts	—	$237,133	—	—	237,133
					$252,072
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$74,131	—	$74,131
Unrealized depreciation on forward foreign currency exchange contracts	—	$238,177	—	—	238,177
Swap agreements	—	—	123,822	—	123,822
					$436,130
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Strategic Allocation: Conservative Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended July 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$318,124	—	—	$318,124
Futures contract transactions	—	—	$(322,472)	—	(322,472)
Swap agreement transactions	$78,898	—	—	—	78,898
					$74,550
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(289,753)	—	—	$(289,753)
Futures contracts	—	—	$(250,959)	—	(250,959)
Swap agreements	$(14,129)	—	(123,822)	$162,472	24,521
					$(516,191)

See Notes to Financial Statements.

Schedule of Investments - Strategic Allocation: Moderate Fund
JULY 31, 2026

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 49.9%
American Century Diversified Corporate Bond ETF	546,672	$25,073,111
American Century Focused Dynamic Growth ETF(2)	221,376	28,107,447
American Century Focused Large Cap Value ETF	373,516	32,081,289
American Century Multisector Income ETF	812,544	35,036,897
American Century Quality Diversified International ETF	403,875	28,570,118
American Century Short Duration Strategic Income ETF	433,177	22,180,828
American Century U.S. Quality Growth ETF	296,831	33,966,371
American Century U.S. Quality Value ETF	831,660	58,189,005
Avantis Emerging Markets Equity ETF(3)	336,689	30,137,032
Avantis International Equity ETF	328,260	29,940,595
Avantis International Small Cap Value ETF	103,429	10,822,811
Avantis U.S. Equity ETF(3)	342,521	43,705,680
Avantis U.S. Small Cap Value ETF(3)	42,312	5,300,847
TOTAL AFFILIATED FUNDS (Cost $248,580,696)		383,112,031
COMMON STOCKS — 24.4%
Aerospace and Defense — 0.7%
AAR Corp.(2)	511	71,560
Applied Aerospace & Defense, Inc.(2)	1,512	28,274
Astronics Corp.(2)	742	51,562
Astronics Corp., Class B(2)(3)	164	11,319
Axon Enterprise, Inc.(2)	898	473,928
BAE Systems PLC	16,427	465,037
Curtiss-Wright Corp.	723	523,452
Exosens SAS	1,662	110,267
FTAI Aviation Ltd.	1,662	342,372
HEICO Corp.	1,338	476,810
Hexcel Corp.	842	86,684
Honeywell Aerospace, Inc.(2)	822	169,940
Howmet Aerospace, Inc.	3,334	941,055
Karman Holdings, Inc.(2)(3)	1,020	49,113
L3Harris Technologies, Inc.	1,311	363,226
LISI SA	1,119	82,185
MDA Space Ltd.(2)	3,381	102,357
Rocket Lab Corp.(2)	8,085	525,121
Rolls-Royce Holdings PLC	21,436	427,641
Textron, Inc.	2,672	227,815
		5,529,718
Air Freight and Logistics — 0.1%
Deutsche Post AG	5,742	383,576
FedEx Corp.	610	187,514
		571,090
Automobile Components — 0.1%
BorgWarner, Inc.	2,229	142,076
Cie Generale des Etablissements Michelin SCA	9,941	401,820
Continental AG	2,366	196,764
Gentex Corp.	7,728	180,526
JTEKT Corp.	6,200	84,898
Linamar Corp.	1,387	102,295
Visteon Corp.	289	30,212
		1,138,591

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Automobiles — 0.2%
Ferrari NV	1,110	$436,444
Kia Corp.	1,367	123,249
Mercedes-Benz Group AG	3,447	186,376
Tesla, Inc.(2)	1,369	426,047
		1,172,116
Banks — 1.5%
AIB Group PLC	28,579	339,908
AL Sydbank	1,175	113,145
Alpha Bank SA	71,185	352,987
Banco Santander SA	35,300	502,046
Bancorp, Inc.(2)	680	45,608
Bank of America Corp.	12,621	781,871
Bankinter SA	3,480	64,014
Barclays PLC	62,717	431,088
BNP Paribas SA	3,633	461,640
Coastal Financial Corp.(2)	48	1,968
Columbia Financial, Inc.(2)	1,982	21,425
Commerce Bancshares, Inc.	11,019	653,096
Credicorp Ltd.	1,096	439,036
Erste Group Bank AG	3,063	400,405
First Hawaiian, Inc.	8,316	231,102
Hana Financial Group, Inc.	1,667	144,094
JPMorgan Chase & Co.	2,085	733,482
KBC Ancora	1,690	172,679
Kyoto Financial Group, Inc.	5,000	137,820
Mebuki Financial Group, Inc.	21,100	195,512
National Bank of Canada	2,966	479,752
NatWest Group PLC	45,486	429,053
NU Holdings Ltd., Class A(2)	18,883	270,593
Prosperity Bancshares, Inc.	6,666	499,083
Regions Financial Corp.	21,460	664,187
Shinhan Financial Group Co. Ltd.	2,612	181,325
Societe Generale SA	8,826	829,614
Southstate Bank Corp.	265	27,849
Standard Chartered PLC	21,656	640,316
Suruga Bank Ltd.	15,000	242,916
Triumph Financial, Inc.(2)	393	29,841
Truist Financial Corp.	7,096	367,857
U.S. Bancorp	5,533	348,634
United Overseas Bank Ltd.	8,800	297,608
Westamerica Bancorporation	3,399	204,450
Woori Financial Group, Inc.	7,051	163,226
		11,899,230
Beverages — 0.2%
Ambev SA	58,300	183,555
Anheuser-Busch InBev SA	2,717	235,982
Heineken NV	7,528	681,588
PepsiCo, Inc.	2,265	316,103
		1,417,228
Biotechnology — 0.5%
AbbVie, Inc.	1,987	498,618

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Alkermes PLC(2)	964	$47,226
Alnylam Pharmaceuticals, Inc.(2)	2,953	606,901
Arcutis Biotherapeutics, Inc.(2)	1,431	38,437
Arrowhead Pharmaceuticals, Inc.(2)	248	20,993
Bridgebio Pharma, Inc.(2)	426	34,118
Celcuity, Inc.(2)	328	28,333
Celldex Therapeutics, Inc.(2)	759	28,888
CG oncology, Inc.(2)	538	38,300
Cogent Biosciences, Inc.(2)	1,067	41,538
Cytokinetics, Inc.(2)	380	29,309
Evommune, Inc.(2)(3)	630	7,087
Gilead Sciences, Inc.	2,945	383,468
Grifols SA, Class B, Preference Shares	8,750	68,252
Insmed, Inc.(2)	4,176	411,754
Ionis Pharmaceuticals, Inc.(2)	337	17,446
Madrigal Pharmaceuticals, Inc.(2)	64	29,908
Mineralys Therapeutics, Inc.(2)	785	20,033
Natera, Inc.(2)	2,335	625,220
Newamsterdam Pharma Co. NV(2)	526	14,618
Praxis Precision Medicines, Inc.(2)	174	53,562
Protagonist Therapeutics, Inc.(2)	441	60,258
PTC Therapeutics, Inc.(2)	368	25,028
Scholar Rock Holding Corp.(2)	716	33,863
Tango Therapeutics, Inc.(2)	764	20,766
Twist Bioscience Corp.(2)	309	28,289
UroGen Pharma Ltd.(2)	967	36,978
Vaxcyte, Inc.(2)	546	29,528
Vera Therapeutics, Inc.(2)	642	20,608
Vertex Pharmaceuticals, Inc.(2)	546	260,497
Viking Therapeutics, Inc.(2)	8,971	284,740
Xenon Pharmaceuticals, Inc.(2)	642	40,234
		3,884,798
Broadline Retail — 0.4%
Amazon.com, Inc.(2)	7,061	1,917,626
Coupang, Inc.(2)	24,056	393,316
Ollie's Bargain Outlet Holdings, Inc.(2)	349	25,641
Ryohin Keikaku Co. Ltd.	16,900	443,292
		2,779,875
Building Products — 0.4%
A.O. Smith Corp.	5,689	342,080
Cie de Saint-Gobain SA	2,698	253,577
Daikin Industries Ltd.	1,300	188,311
Hayward Holdings, Inc.(2)	3,649	55,209
Johnson Controls International PLC	5,340	783,164
Masco Corp.	2,540	181,559
Munters Group AB	3,077	54,772
Owens Corning	2,586	359,195
Trane Technologies PLC	868	394,897
Trex Co., Inc.(2)	927	40,195
Volution Group PLC	9,421	79,495
		2,732,454
Capital Markets — 0.6%
Ameriprise Financial, Inc.	1,212	661,558

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Banca Generali SpA	1,326	$100,175
Blackrock, Inc.	272	296,586
Etoro Group Ltd., Class A(2)	682	24,327
flatexDEGIRO SE	3,324	139,957
Goldman Sachs Group, Inc.	315	320,790
Hamilton Lane, Inc., Class A	278	24,717
Intercontinental Exchange, Inc.	1,349	205,695
London Stock Exchange Group PLC	3,212	361,326
Meitav Investment House Ltd.	2,006	86,798
Miami International Holdings, Inc.(2)	1,318	61,999
Northern Trust Corp.	2,341	426,507
Piper Sandler Cos.	526	39,871
Raymond James Financial, Inc.	1,329	233,877
Robinhood Markets, Inc., Class A(2)	4,822	417,392
S&P Global, Inc.	934	384,743
T. Rowe Price Group, Inc.	2,232	249,426
XP, Inc., Class A	16,812	286,813
		4,322,557
Chemicals — 0.4%
Air Liquide SA	1,239	244,094
Arkema SA	3,505	238,735
CF Industries Holdings, Inc.	1,381	172,887
Ecolab, Inc.	997	276,797
Element Solutions, Inc.	8,548	313,968
Givaudan SA	83	331,739
Linde PLC	984	470,726
Novonesis Novozymes B, Class B	7,993	520,529
PPG Industries, Inc.	2,262	249,996
Resonac Holdings Corp.	1,000	83,299
Sensient Technologies Corp.	501	61,959
Tokyo Ohka Kogyo Co. Ltd.	1,700	92,068
		3,056,797
Commercial Services and Supplies — 0.1%
Bilfinger SE	1,049	100,322
Daiei Kankyo Co. Ltd.	2,900	67,843
ISS AS	3,153	139,745
OPENLANE, Inc.(2)	55	2,187
Republic Services, Inc.	2,235	470,579
		780,676
Communications Equipment — 0.2%
Ciena Corp.(2)	550	207,378
Cisco Systems, Inc.	4,180	484,838
Extreme Networks, Inc.(2)	1,266	38,157
F5, Inc.(2)	444	178,741
Filtronic PLC(2)	8,724	28,078
Gilat Satellite Networks Ltd.(2)	1,864	20,597
Lumentum Holdings, Inc.(2)	207	147,786
Motorola Solutions, Inc.	863	376,052
		1,481,627
Construction and Engineering — 0.3%
Argan, Inc.	132	75,297
Balfour Beatty PLC	12,232	142,597

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Comfort Systems USA, Inc.	489	$845,818
Construction Partners, Inc., Class A(2)	323	33,382
Eiffage SA	434	61,684
Kinden Corp.	1,400	61,612
Kumagai Gumi Co. Ltd.	9,000	80,151
Primoris Services Corp.	545	46,004
Quanta Services, Inc.	772	515,202
Sacyr SA	19,488	105,939
Ventia Services Group Pty. Ltd.	31,443	128,234
		2,095,920
Construction Materials — 0.1%
Amrize Ltd.(2)	5,596	273,700
SigmaRoc PLC(2)	60,660	100,980
Titan America SA(2)(3)	1,349	20,883
Vulcan Materials Co.	305	81,914
		477,477
Consumer Finance — 0.1%
American Express Co.	1,265	425,356
Dave, Inc.(2)	88	32,797
Enova International, Inc.(2)	226	57,436
Figure Technology Solutions, Inc., Class A(2)	954	23,764
		539,353
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	2,749	238,262
Casey's General Stores, Inc.	498	433,758
Costco Wholesale Corp.	241	229,406
Koninklijke Ahold Delhaize NV(3)	8,978	355,125
Raia Drogasil SA	70,500	258,404
Sprouts Farmers Market, Inc.(2)	348	30,332
Sysco Corp.	4,285	365,253
Target Corp.	1,245	179,890
		2,090,430
Containers and Packaging — 0.1%
Ball Corp.	3,772	244,803
Packaging Corp. of America	2,403	590,753
Rengo Co. Ltd.	7,600	71,038
Verallia SA	3,330	70,066
		976,660
Distributors — 0.0%
Pool Corp.	1,287	239,009
Diversified Consumer Services — 0.0%
Duolingo, Inc.(2)	893	120,385
Diversified REITs — 0.2%
British Land Co. PLC	43,575	260,562
Broadstone Net Lease, Inc.	9,254	198,128
CapitaLand Integrated Commercial Trust	242,700	471,017
Charter Hall Group	16,823	275,084
Essential Properties Realty Trust, Inc.	5,849	183,015
Merlin Properties Socimi SA	8,166	141,926
WP Carey, Inc.	3,785	278,576
		1,808,308
Diversified Telecommunication Services — 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	13,387	32,076

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Deutsche Telekom AG	6,644	$205,040
Singapore Telecommunications Ltd.	97,800	338,378
Superloop Ltd.(2)	37,833	84,794
Telkom Indonesia Persero Tbk. PT	1,938,300	282,974
Verizon Communications, Inc.	3,388	158,592
Zegona Communications PLC	1,256	24,787
		1,126,641
Electric Utilities — 0.4%
Duke Energy Corp.	3,479	436,371
Evergy, Inc.	6,729	558,574
Iberdrola SA	21,803	517,900
NextEra Energy, Inc.	8,961	778,890
Pinnacle West Capital Corp.	1,365	137,851
PPL Corp.	8,174	287,807
Xcel Energy, Inc.	7,451	582,668
		3,300,061
Electrical Equipment — 0.4%
Accelleron Industries AG	1,061	96,059
Contemporary Amperex Technology Co. Ltd., Class H	3,200	253,327
Eaton Corp. PLC	993	412,294
Forgent Power Solutions, Inc., Class A(2)	4,343	144,492
GE Vernova, Inc.	349	345,611
Nexans SA	457	69,611
NKT AS(2)	507	69,199
Nordex SE(2)	2,526	112,861
Prysmian SpA	1,464	202,022
Regal Rexnord Corp.	278	57,054
Schneider Electric SE	1,585	532,537
Sensata Technologies Holding PLC	7,105	328,890
Sinfonia Technology Co. Ltd.	1,700	138,315
SWCC Corp.	800	55,146
Vertiv Holdings Co., Class A	1,097	265,002
		3,082,420
Electronic Equipment, Instruments and Components — 0.4%
Amphenol Corp., Class A	1,430	229,801
AT&S Austria Technologie & Systemtechnik AG(2)	454	69,526
CDW Corp.	1,986	293,551
Codan Ltd.	3,085	86,648
Cognex Corp.	866	56,498
Coherent Corp.(2)	1,083	284,710
Delta Electronics, Inc.	5,000	245,988
Furuno Electric Co. Ltd.(3)	1,600	72,038
Hon Hai Precision Industry Co. Ltd.	12,000	91,644
Itron, Inc.(2)	333	33,187
Keyence Corp.	400	200,635
Kraken Robotics, Inc.(2)	9,478	39,282
Lagercrantz Group AB, B Shares	2,181	51,285
Littelfuse, Inc.	132	58,361
Maruwa Co. Ltd.	100	33,860
Meiko Electronics Co. Ltd.	400	50,244
Mirion Technologies, Inc., Class A(2)	2,315	34,679
Novanta, Inc.(2)	444	63,292

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
OSI Systems, Inc.(2)	137	$30,330
Plexus Corp.(2)	312	78,418
Ralliant Corp.	4,090	267,363
TE Connectivity PLC	1,346	276,859
TTM Technologies, Inc.(2)	1,213	140,029
Vontier Corp.	5,810	186,675
		2,974,903
Energy Equipment and Services — 0.3%
Baker Hughes Co.	9,679	585,483
DOF Group ASA	4,344	56,958
Expro Ltd.(2)	4,330	69,063
SBM Offshore NV	1,240	46,309
SLB Ltd.	20,749	1,028,943
Subsea 7 SA	753	25,443
TechnipFMC PLC	1,544	110,643
Tecnicas Reunidas SA(2)	2,551	83,058
Vallourec SACA(2)	1,083	26,112
Weatherford International PLC	628	55,132
		2,087,144
Entertainment — 0.2%
Liberty Media Corp.-Liberty Formula One, Class C(2)	674	66,140
Live Nation Entertainment, Inc.(2)	1,040	181,095
Netflix, Inc.(2)	3,814	273,502
ROBLOX Corp., Class A(2)	5,960	212,176
Spotify Technology SA(2)	677	338,459
Take-Two Interactive Software, Inc.(2)	1,091	265,026
Universal Music Group NV	12,264	202,350
		1,538,748
Financial Services — 0.4%
Affirm Holdings, Inc.(2)	5,881	420,550
Chime Financial, Inc., Class A(2)	1,859	42,739
Corpay, Inc.(2)	1,075	410,768
Jack Henry & Associates, Inc.	1,033	159,123
Mastercard, Inc., Class A	1,453	832,714
Toast, Inc., Class A(2)	12,552	405,053
Visa, Inc., Class A	1,265	463,155
		2,734,102
Food Products — 0.1%
Cranswick PLC	1,324	95,325
Freshpet, Inc.(2)	316	18,814
Greencore Group PLC	20,516	71,985
Mondelez International, Inc., Class A	2,364	147,301
Morinaga Milk Industry Co. Ltd.	14,400	107,684
Premium Brands Holdings Corp.(3)	363	24,007
		465,116
Gas Utilities — 0.1%
ONE Gas, Inc.	6,735	522,973
Spire, Inc.	3,954	315,766
		838,739
Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd.	2,874	255,284
CSX Corp.	4,679	235,822

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Norfolk Southern Corp.	737	$247,249
Uber Technologies, Inc.(2)	2,622	184,484
Union Pacific Corp.	973	284,242
XPO, Inc.(2)	2,962	595,273
		1,802,354
Health Care Equipment and Supplies — 0.7%
Alphatec Holdings, Inc.(2)	4,589	43,687
Asahi Intecc Co. Ltd.	5,800	130,855
Becton Dickinson & Co.	3,950	654,199
Dexcom, Inc.(2)	6,729	561,535
Envista Holdings Corp.(2)	10,794	294,784
GE HealthCare Technologies, Inc.	6,374	433,560
IDEXX Laboratories, Inc.(2)	1,745	975,577
Intuitive Surgical, Inc.(2)	434	153,345
Medtronic PLC	4,432	378,449
Omnicell, Inc.(2)	787	27,836
SI-BONE, Inc.(2)	1,993	35,396
STERIS PLC	421	96,156
Terumo Corp.	34,600	507,578
Zimmer Biomet Holdings, Inc.	7,805	733,124
		5,026,081
Health Care Providers and Services — 0.7%
Asker Healthcare Group AB	10,279	87,462
Cencora, Inc.	4,369	1,360,244
Chartwell Retirement Residences	14,985	241,475
Cigna Group	1,366	381,182
Encompass Health Corp.	505	56,090
Ensign Group, Inc.	288	51,310
Extendicare, Inc.	4,627	117,107
Galenica AG	258	27,408
Guardant Health, Inc.(2)	151	24,460
HealthEquity, Inc.(2)	541	54,430
Henry Schein, Inc.(2)	7,072	606,424
Humana, Inc.	421	153,185
Labcorp Holdings, Inc.	2,079	642,827
McKesson Corp.	307	262,850
Omada Health, Inc.(2)	2,675	53,072
PACS Group, Inc.(2)	832	38,280
Quest Diagnostics, Inc.	1,201	279,845
RadNet, Inc.(2)	946	60,336
Sienna Senior Living, Inc.	9,484	150,800
U.S. Physical Therapy, Inc.	409	32,335
UnitedHealth Group, Inc.	742	307,485
Universal Health Services, Inc., Class B	2,113	355,914
		5,344,521
Health Care REITs — 0.7%
Aedifica SA	2,217	179,276
Alexandria Real Estate Equities, Inc.	3,724	191,600
American Healthcare REIT, Inc.	9,549	530,924
CareTrust REIT, Inc.	3,089	129,553
Healthpeak Properties, Inc.	12,627	275,647
Ventas, Inc.	10,707	1,001,212

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Welltower, Inc.	12,046	$2,824,064
		5,132,276
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	21,135	531,123
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(2)	552	83,639
Booking Holdings, Inc.	1,357	261,765
Chipotle Mexican Grill, Inc.(2)	21,511	800,640
Compass Group PLC	7,335	232,929
DoorDash, Inc., Class A(2)	1,241	243,435
Expedia Group, Inc.	882	259,961
Food & Life Cos. Ltd.	3,700	129,180
Hilton Worldwide Holdings, Inc.	2,609	836,158
Life Time Group Holdings, Inc.(2)	1,482	66,838
Lottomatica Group SpA	3,584	96,890
Marriott International, Inc., Class A	1,033	385,133
Pursuit Attractions & Hospitality, Inc.(2)	631	31,885
Royal Caribbean Cruises Ltd.	1,103	351,085
Sodexo SA(3)	3,370	221,600
Texas Roadhouse, Inc.	760	156,134
Viking Holdings Ltd.(2)	6,674	696,432
Whitbread PLC	5,533	187,447
Wingstop, Inc.	305	39,495
		5,080,646
Household Durables — 0.2%
Barratt Redrow PLC	33,470	133,017
Casio Computer Co. Ltd.	11,000	120,873
De' Longhi SpA	2,045	95,991
Haseko Corp.	6,000	104,398
Mohawk Industries, Inc.(2)	1,151	141,688
Neinor Homes SA(3)	8,087	148,101
PulteGroup, Inc.	3,269	413,430
Sony Group Corp.	13,500	315,480
Taylor Wimpey PLC	163,157	171,788
		1,644,766
Household Products — 0.3%
Church & Dwight Co., Inc.	3,878	383,185
Colgate-Palmolive Co.	3,521	321,467
Henkel AG & Co. KGaA, Preference Shares	2,012	175,404
Kimberly-Clark Corp.	7,456	815,015
Procter & Gamble Co.	2,125	307,041
Reckitt Benckiser Group PLC	2,985	210,674
WD-40 Co.	90	20,443
		2,233,229
Independent Power and Renewable Electricity Producers — 0.1%
Fervo Energy Co., Class A(2)	818	18,438
Orsted AS(2)	12,556	279,940
Talen Energy Corp.(2)	107	35,749
TransAlta Corp.	4,444	55,667
Vistra Corp.	3,335	494,213
		884,007
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	807	196,141

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Industrial REITs — 0.5%
EastGroup Properties, Inc.	1,064	$222,387
First Industrial Realty Trust, Inc.	4,661	306,880
GLP J-Reit	259	235,367
Goodman Group	28,190	586,885
LaSalle Logiport REIT	159	152,097
Prologis, Inc.	13,639	1,972,336
Rexford Industrial Realty, Inc.	2,050	77,429
Segro PLC	12,358	161,429
Tritax Big Box REIT PLC	125,423	288,362
		4,003,172
Insurance — 0.7%
Aegon Ltd.	17,194	163,402
AIA Group Ltd.	33,600	338,718
Allstate Corp.	1,742	460,027
American International Group, Inc.	2,276	178,848
Bowhead Specialty Holdings, Inc.(2)	941	28,785
Marsh & McLennan Cos., Inc.	4,049	768,055
MetLife, Inc.	4,063	390,576
MS&AD Insurance Group Holdings, Inc.	14,200	437,127
Phoenix Financial Ltd.	1,301	72,946
Progressive Corp.	898	189,855
Prudential PLC	21,019	315,885
Reinsurance Group of America, Inc.	1,819	430,830
Selective Insurance Group, Inc.	1,976	187,305
Sompo Holdings, Inc.	4,600	204,224
Storebrand ASA	9,387	199,806
Willis Towers Watson PLC	1,918	644,295
		5,010,684
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A	8,470	3,016,421
Meta Platforms, Inc., Class A	872	485,451
Reddit, Inc., Class A(2)	4,067	572,105
		4,073,977
IT Services — 0.8%
Accenture PLC, Class A	1,547	256,678
Akamai Technologies, Inc.(2)	2,223	256,045
Amdocs Ltd.(3)	5,073	282,668
Applied Digital Corp.(2)	1,070	29,307
Capgemini SE	1,135	134,907
Cloudflare, Inc., Class A(2)	4,418	1,232,534
Cognizant Technology Solutions Corp., Class A	5,426	300,329
Computacenter PLC	1,816	112,488
CoreWeave, Inc., Class A(2)	3,613	259,305
GDS Holdings Ltd., ADR(2)(3)	4,012	131,353
International Business Machines Corp.	2,346	524,683
MongoDB, Inc.(2)	351	118,455
NEXTDC Ltd.(2)(3)	22,751	213,987
Okta, Inc.(2)	2,363	335,381
Samsung SDS Co. Ltd.	1,553	218,923
Snowflake, Inc., Class A(2)	4,640	1,360,819
Twilio, Inc., Class A(2)	1,783	351,875
		6,119,737

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Leisure Products — 0.0%
Asmodee Group AB, Class B(2)	6,445	$100,579
Brunswick Corp.	346	27,334
Callaway Golf Co.(2)	1,884	34,779
Games Workshop Group PLC	363	93,575
Technogym SpA	3,762	58,858
		315,125
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	1,244	172,132
Danaher Corp.	2,030	395,809
IQVIA Holdings, Inc.(2)	1,832	430,557
Lonza Group AG	552	384,732
Stevanato Group SpA	429	8,516
Thermo Fisher Scientific, Inc.	585	335,965
Waters Corp.(2)	299	112,816
West Pharmaceutical Services, Inc.	342	116,608
		1,957,135
Machinery — 0.7%
Aalberts NV	2,523	124,954
Atlas Copco AB, A Shares	17,462	368,969
CECO Environmental Corp.(2)	1,276	84,076
CNH Industrial NV	8,599	88,140
Construcciones y Auxiliar de Ferrocarriles SA	1,339	105,890
Crane Co.	1,554	331,717
Cummins, Inc.	951	603,124
Deere & Co.	459	272,036
Deutz AG	8,395	95,788
Dover Corp.	498	101,901
ESCO Technologies, Inc.	240	75,670
FANUC Corp.	9,000	362,659
Flowserve Corp.(3)	700	53,193
Fortive Corp.	3,341	197,821
Gates Industrial Corp. Ltd.(2)	4,934	138,053
IDEX Corp.	479	110,386
IMI PLC	3,057	121,481
Kurita Water Industries Ltd.	1,900	102,101
Nabtesco Corp.	3,200	91,977
Organo Corp.	500	44,986
Oshkosh Corp.	1,350	192,253
PACCAR, Inc.	536	71,116
Parker-Hannifin Corp.	301	293,935
Stanley Black & Decker, Inc.	2,650	250,637
Techtronic Industries Co. Ltd.	16,500	277,199
Timken Co.	536	73,727
Toro Co.	1,123	103,170
Xylem, Inc.	2,633	307,982
Yaskawa Electric Corp.	2,700	80,400
		5,125,341
Media — 0.1%
EchoStar Corp., Class A(2)(3)	1,248	104,944
Magnite, Inc.(2)	2,753	53,133
New York Times Co., Class A	478	35,798

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Publicis Groupe SA	2,163	$230,858
		424,733
Metals and Mining — 0.2%
Antofagasta PLC	6,862	342,007
Capstone Copper Corp.(2)	19,293	183,179
Constellium SE(2)	1,077	29,919
Genesis Minerals Ltd.(2)	25,962	104,004
GMK Norilskiy Nickel PAO(2)(4)	265,800	3
Iluka Resources Ltd.	5,850	24,736
Materion Corp.	191	40,270
Mitsui Kinzoku Co. Ltd.	200	37,655
MP Materials Corp.(2)(3)	3,215	133,005
OceanaGold Corp.	1,899	45,787
PLS Group Ltd.(2)	9,910	28,795
Reliance, Inc.	652	264,777
Salzgitter AG	1,975	118,324
Sandfire Resources Ltd.(2)	9,556	126,496
SSR Mining, Inc.(2)	1,008	25,825
Trekor Metals Ltd.(2)	11,830	80,089
Vale SA	20,400	307,218
		1,892,089
Multi-Utilities — 0.1%
ACEA SpA	2,506	60,894
Northwestern Energy Group, Inc.	3,851	264,718
WEC Energy Group, Inc.	2,618	286,461
		612,073
Office REITs — 0.1%
Kilroy Realty Corp.	3,988	154,814
Nippon Building Fund, Inc.	191	161,110
Vornado Realty Trust	5,887	231,889
		547,813
Oil, Gas and Consumable Fuels — 0.8%
Cameco Corp.	3,454	298,356
Cardinal Energy Ltd.(3)	3,646	29,936
Centrus Energy Corp., Class A(2)(3)	161	28,486
Devon Energy Corp.	3,698	166,891
Diamondback Energy, Inc.	2,588	525,235
Energy Fuels, Inc.(2)(3)	1,520	17,389
Eni SpA	15,762	438,446
Enterprise Products Partners LP	14,681	558,612
EQT Corp.	5,269	280,785
Gaztransport Et Technigaz SA	526	118,886
Murphy Oil Corp.	1,255	49,874
Parex Resources, Inc.(3)	3,780	65,469
Permian Resources Corp.	10,427	222,199
Phillips 66	1,007	213,162
Repsol SA	10,079	307,621
Shell PLC	10,688	489,208
Targa Resources Corp.	2,822	762,984
TC Energy Corp.	5,851	394,004
Texas Pacific Land Corp.	579	233,094
TotalEnergies SE	5,347	471,394

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Williams Cos., Inc.	6,127	$438,326
		6,110,357
Paper and Forest Products — 0.0%
Mondi PLC	19,827	239,053
Passenger Airlines — 0.0%
Southwest Airlines Co.	5,139	231,101
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,527	212,015
Kenvue, Inc.	3,640	70,034
L'Oreal SA	769	342,509
		624,558
Pharmaceuticals — 0.3%
ALK-Abello AS	3,574	122,239
AstraZeneca PLC	626	106,195
Bristol-Myers Squibb Co.	2,444	159,618
Crinetics Pharmaceuticals, Inc.(2)	858	71,660
Edgewise Therapeutics, Inc.(2)	814	31,282
Eli Lilly & Co.	673	773,169
Enliven Therapeutics, Inc.(2)	423	23,185
Galderma Group AG(2)	2,416	525,749
GSK PLC	4,832	125,646
Liquidia Corp.(2)	400	33,644
Merck & Co., Inc.	1,476	192,175
Nuvation Bio, Inc.(2)	3,453	21,858
Roche Holding AG	141	61,630
Structure Therapeutics, Inc., ADR(2)	6,483	311,443
		2,559,493
Professional Services — 0.2%
Adecco Group AG	9,929	277,528
ALS Ltd.	3,261	49,219
Automatic Data Processing, Inc.	1,104	294,172
BayCurrent, Inc.	2,400	108,250
CACI International, Inc., Class A(2)	474	235,933
First Advantage Corp.(2)	1,670	33,133
Paychex, Inc.	1,398	163,342
Randstad NV	7,528	318,253
Recruit Holdings Co. Ltd.	3,900	308,415
		1,788,245
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(2)	900	132,129
Colliers International Group, Inc.(3)	260	25,623
Compass, Inc., Class A(2)	4,368	49,751
CTP NV	7,223	130,517
FirstService Corp. (Toronto)	183	25,778
Katitas Co. Ltd.	8,000	169,503
Mitsubishi Estate Co. Ltd.	22,300	541,381
Mitsui Fudosan Co. Ltd.	14,600	142,225
Sumitomo Realty & Development Co. Ltd.	4,700	105,347
Tokyo Tatemono Co. Ltd.	1,500	31,652
		1,353,906
Residential REITs — 0.3%
American Homes 4 Rent, Class A	13,103	437,902

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Equity Residential	18,387	$1,221,816
Essex Property Trust, Inc.	2,370	673,412
UNITE Group PLC	31,073	225,720
		2,558,850
Retail REITs — 0.5%
Agree Realty Corp.	2,065	160,657
Brixmor Property Group, Inc.	12,892	406,227
Curbline Properties Corp.	9,908	303,581
Federal Realty Investment Trust	1,439	178,565
Japan Metropolitan Fund Invest	75	55,400
Link REIT	40,300	200,875
Macerich Co.	9,565	247,160
NETSTREIT Corp.(3)	16,581	355,662
Realty Income Corp.	8,156	520,924
Regency Centers Corp.	1,699	136,413
Scentre Group	77,996	214,139
Simon Property Group, Inc.	3,666	840,870
Unibail-Rodamco-Westfield	2,614	318,486
		3,938,959
Semiconductors and Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.(2)	621	295,689
Analog Devices, Inc.	1,624	596,674
Applied Materials, Inc.	1,212	615,296
ARM Holdings PLC, ADR(2)	875	209,729
ASML Holding NV	550	906,370
Astera Labs, Inc.(2)	1,558	484,896
Broadcom, Inc.	4,270	1,662,226
Credo Technology Group Holding Ltd.(2)	1,331	275,504
Diodes, Inc.(2)	500	41,160
Impinj, Inc.(2)	342	51,765
Infineon Technologies AG	2,348	168,501
Kokusai Electric Corp.	2,500	112,537
Lam Research Corp.	1,887	552,929
Lattice Semiconductor Corp.(2)	3,443	427,862
MACOM Technology Solutions Holdings, Inc.(2)	1,458	366,599
Marvell Technology, Inc.	1,731	324,666
Micron Technology, Inc.	544	447,728
Monolithic Power Systems, Inc.	315	449,199
Nova Ltd.(2)	149	58,240
NVIDIA Corp.	19,901	3,995,126
NXP Semiconductors NV	814	186,536
Onto Innovation, Inc.(2)	186	48,096
Power Integrations, Inc.	512	31,083
SiTime Corp.(2)	375	200,700
SK Hynix, Inc.	528	599,626
STMicroelectronics NV, NY Shares	2,492	130,556
SUMCO Corp.	7,400	150,442
Taiwan Semiconductor Manufacturing Co. Ltd.	22,000	1,627,235
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,502	607,183
Teradyne, Inc.	1,294	475,791
Tokyo Electron Ltd.	800	267,470
Tower Semiconductor Ltd.(2)	388	85,232
		16,452,646

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Software — 1.2%
Agilysys, Inc.(2)	592	$62,255
AppLovin Corp., Class A(2)	381	150,838
Bitdeer Technologies Group, A Shares(2)(3)	1,449	15,243
Box, Inc., Class A(2)	1,299	40,983
Braze, Inc., Class A(2)	1,132	28,209
Cadence Design Systems, Inc.(2)	3,242	1,102,345
Cellebrite DI Ltd.(2)	3,510	51,773
Cleanspark, Inc.(2)	2,639	36,313
Core Scientific, Inc.(2)	2,684	55,612
Crowdstrike Holdings, Inc., Class A(2)	1,648	314,537
Datadog, Inc., Class A(2)	4,482	1,201,042
Descartes Systems Group, Inc.(2)	329	24,728
Descartes Systems Group, Inc.(2)	1,097	82,386
Dynatrace, Inc.(2)	4,671	207,019
Elastic NV(2)	367	24,145
Fair Isaac Corp.(2)	188	211,118
Guidewire Software, Inc.(2)	173	26,286
Microsoft Corp.	7,254	3,371,079
Octave Intelligence PLC, Class B(2)	6,015	109,714
Q2 Holdings, Inc.(2)	804	48,939
Riot Platforms, Inc.(2)(3)	2,850	57,485
Roper Technologies, Inc.	691	270,851
Salesforce, Inc.	2,212	407,052
Samsara, Inc., Class A(2)	13,078	487,417
ServiceNow, Inc.(2)	3,976	442,250
Trimble, Inc.(2)	3,118	176,416
Workday, Inc., Class A(2)	1,132	181,505
		9,187,540
Specialized REITs — 0.6%
American Tower Corp.	1,753	303,900
Digital Realty Trust, Inc.	4,293	809,316
Equinix, Inc.	1,455	1,483,052
Iron Mountain, Inc.	6,134	750,311
Keppel DC REIT	141,800	246,583
Millrose Properties, Inc.	3,605	100,868
Outfront Media, Inc.	7,024	223,855
Public Storage	2,567	832,144
VICI Properties, Inc.	4,831	127,297
		4,877,326
Specialty Retail — 0.4%
Aritzia, Inc.(2)	3,803	378,930
Auto1 Group SE(2)	2,582	67,806
Bob's Discount Furniture, Inc.(2)(3)	2,427	40,458
Boot Barn Holdings, Inc.(2)	226	33,672
Burlington Stores, Inc.(2)	2,004	738,434
Clas Ohlson AB, B Shares	2,034	89,615
Five Below, Inc.(2)	166	36,043
Groupe Dynamite, Inc.	1,595	64,410
Home Depot, Inc.	1,694	562,340
National Vision Holdings, Inc.(2)	1,289	28,409
Nextage Co. Ltd.	6,900	143,782

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
O'Reilly Automotive, Inc.(2)	2,817	$251,699
RealReal, Inc.(2)	2,232	26,985
TJX Cos., Inc.	3,335	524,729
Tractor Supply Co.	4,773	146,865
Wayfair, Inc., Class A(2)	474	40,243
		3,174,420
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	8,288	2,560,246
Everpure, Inc., Class A(2)	4,401	339,625
Hewlett Packard Enterprise Co.	2,977	142,598
HP, Inc.	9,770	266,428
Samsung Electronics Co. Ltd.	427	74,322
Western Digital Corp.	671	365,588
		3,748,807
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	1,900	56,020
On Holding AG, Class A(2)	5,236	189,753
Seiko Group Corp.	2,000	97,786
Tapestry, Inc.	1,991	303,369
		646,928
Tobacco — 0.1%
British American Tobacco PLC	11,920	723,078
Trading Companies and Distributors — 0.4%
Applied Industrial Technologies, Inc.	125	43,151
Bunzl PLC	18,596	701,759
Diploma PLC	642	63,579
Fastenal Co.	13,405	639,553
Ferguson Enterprises, Inc.	858	201,055
Herc Holdings, Inc.	391	58,705
MSC Industrial Direct Co., Inc., Class A	2,745	338,733
SiteOne Landscape Supply, Inc.(2)	204	19,266
Sojitz Corp.	2,700	90,208
Sumitomo Corp.	26,500	275,069
Sunbelt Rentals Holdings, Inc.(3)	2,753	197,996
United Rentals, Inc.	312	336,729
WESCO International, Inc.	1,284	441,041
		3,406,844
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	804,700	84,678
Millicom International Cellular SA	1,249	119,255
		203,933
TOTAL COMMON STOCKS (Cost $134,917,871)		187,045,240
U.S. TREASURY SECURITIES — 8.5%
U.S. Treasury Bonds, 5.00%, 5/15/45	$1,311,900	1,271,339
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	1,771,213	1,783,322
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	188,759	200,885
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	3,809,667	2,981,146
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	4,197,319	2,848,094
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	818,775	677,932
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	5,298,392	5,181,604
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	2,259,956	2,216,697

Schedule of Investments - Strategic Allocation: Moderate Fund

		Shares/Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28		$2,512,874	$2,443,282
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28		3,853,684	3,778,729
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29		2,521,129	2,442,103
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29		2,491,406	2,483,989
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29		5,537,012	5,465,654
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32		3,305,712	2,965,781
U.S. Treasury Notes, 3.75%, 4/30/27		2,500,000	2,494,112
U.S. Treasury Notes, 3.875%, 5/31/27		2,850,000	2,844,636
U.S. Treasury Notes, 3.375%, 12/31/27(5)		6,000,000	5,929,687
U.S. Treasury Notes, 4.00%, 5/31/28		4,768,700	4,746,812
U.S. Treasury Notes, 3.50%, 11/30/30		5,000,000	4,821,875
U.S. Treasury Notes, 3.625%, 12/31/30		1,585,000	1,535,469
U.S. Treasury Notes, 3.75%, 1/31/31		1,495,900	1,455,581
U.S. Treasury Notes, 1.875%, 2/15/32		5,240,000	4,577,427
TOTAL U.S. TREASURY SECURITIES (Cost $68,609,520)			65,146,156
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.3%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.3%
FHLMC, 4.50%, 10/1/52		4,333,142	4,102,521
FHLMC, 5.50%, 12/1/52		1,870,762	1,869,176
FHLMC, 5.00%, 6/1/53		2,191,404	2,129,840
FHLMC, 5.00%, 1/1/54		1,209,334	1,173,044
FHLMC, 5.00%, 12/1/54		1,248,642	1,207,540
FHLMC, 5.50%, 11/1/55		1,001,854	992,857
FHLMC, 5.50%, 1/1/56		980,670	971,863
FNMA, 4.50%, 10/1/52		4,377,256	4,145,598
FNMA, 5.50%, 3/1/54		1,877,469	1,868,368
FNMA, 4.00%, 1/1/55		2,320,239	2,125,845
FNMA, 5.50%, 12/1/55		2,274,914	2,254,485
GNMA, 5.00%, TBA		2,499,000	2,418,299
GNMA, 7.00%, 12/15/27		1,634	1,653
GNMA, 7.50%, 12/15/27		104	105
GNMA, 6.00%, 5/15/28		1,353	1,369
GNMA, 6.50%, 5/15/28		1,172	1,179
GNMA, 7.00%, 5/15/31		2,960	3,055
GNMA, 6.50%, 10/15/38		204,580	219,023
UMBS, 5.00%, TBA		5,254,000	5,071,162
UMBS, 5.50%, TBA		2,153,000	2,130,956
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $33,045,158)			32,687,938
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.3%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	1,270,000	631,264
Belgium — 0.2%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	1,100,000	1,207,779
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	74,000	86,978
			1,294,757
Canada — 0.2%
Canada Government Bonds, 2.50%, 12/1/32	CAD	1,050,000	710,938
Province of Quebec, 5.75%, 12/1/36	CAD	445,000	358,219
Province of Quebec, 5.00%, 12/1/41	CAD	30,000	22,296
Province of Quebec, 3.50%, 12/1/48	CAD	110,000	63,647
			1,155,100

Schedule of Investments - Strategic Allocation: Moderate Fund

		Shares/Principal Amount	Value
Colombia — 0.2%
Colombia TES, 12.50%, 2/27/30	COP	5,000,000,000	$1,580,357
Hungary — 0.2%
Hungary Government Bonds, 7.00%, 10/24/35	HUF	453,000,000	1,577,962
Indonesia — 0.1%
Indonesia Treasury Bonds, 5.875%, 3/15/31	IDR	21,000,000,000	1,102,394
Japan — 0.2%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	78,000,000	281,561
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	164,500,000	557,220
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	51,300,000	204,799
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	76,000,000	301,456
			1,345,036
Malaysia — 0.0%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	1,450,000	357,167
Mexico — 0.5%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(6)		$865,000	864,567
Mexico Bonos, 8.00%, 2/21/36	MXN	20,300,000	1,085,472
Mexico Bonos, 7.75%, 11/13/42	MXN	16,000,000	779,969
Mexico Government International Bonds, 4.875%, 5/16/36	EUR	950,000	1,074,795
			3,804,803
New Zealand — 0.2%
New Zealand Government Bonds, 2.00%, 5/15/32	NZD	3,600,000	1,873,304
Paraguay — 0.2%
Paraguay Government International Bonds, 8.50%, 4/4/38(6)	PYG	7,060,000,000	1,141,287
Spain — 0.5%
Spain Government Bonds, 3.10%, 7/30/31	EUR	3,190,000	3,677,725
Trinidad and Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 6.20%, 7/16/38(6)		$1,100,000	1,076,900
Turkey — 0.1%
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	44,000,000	809,623
United Kingdom — 0.5%
U.K. Gilts, 4.75%, 10/22/35	GBP	2,761,000	3,643,744
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $26,365,193)			25,071,423
CORPORATE BONDS — 3.0%
Aerospace and Defense — 0.0%
Embraer Netherlands Finance BV, 5.40%, 1/9/38		$173,000	164,653
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 6.47%, 5/22/36		200,000	200,654
General Motors Co., 6.25%, 4/15/35		160,000	164,791
Hyundai Capital America, 4.75%, 4/6/29(6)		80,000	79,468
Hyundai Capital America, 5.15%, 3/27/30(6)		165,000	165,051
			609,964
Banks — 0.6%
Bank of America Corp., VRN, 4.48%, 4/23/30		110,000	108,817
Bank of America Corp., VRN, 2.48%, 9/21/36		194,000	167,487
Bank of America Corp., VRN, 3.85%, 3/8/37		180,000	165,513
Bank of Montreal, VRN, 3.80%, 12/15/32		225,000	221,216
Bank of Montreal, VRN, 3.09%, 1/10/37		109,000	96,610
Bank of Nova Scotia, VRN, 4.58%, 6/5/29		80,000	79,667
Bank of Nova Scotia, VRN, 4.59%, 5/4/37		84,000	79,961
BNP Paribas SA, VRN, 4.92%, 1/15/34(6)		250,000	242,436

Schedule of Investments - Strategic Allocation: Moderate Fund

		Shares/Principal Amount	Value
Canadian Imperial Bank of Commerce, VRN, 6.75%, 1/28/87		$200,000	$197,284
Citizens Financial Group, Inc., VRN, 5.30%, 1/29/36		10,000	9,793
Fifth Third Bancorp, VRN, 5.98%, 1/30/30(6)		162,000	165,829
HSBC Holdings PLC, 6.50%, 9/15/37		156,000	162,225
HSBC Holdings PLC, VRN, 4.71%, 5/12/30		200,000	198,347
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39		55,000	55,108
Huntington Bancshares, Inc., VRN, 5.61%, 1/28/41		110,000	105,491
JPMorgan Chase & Co., VRN, 4.20%, 7/23/29		183,000	181,117
JPMorgan Chase & Co., VRN, 5.58%, 7/23/36		162,000	160,541
JPMorgan Chase & Co., VRN, 5.19%, 2/5/37		95,000	91,276
M&T Bank Corp., VRN, 6.08%, 3/13/32		94,000	97,194
M&T Bank Corp., VRN, 5.39%, 1/16/36		82,000	80,339
Santander Holdings USA, Inc., VRN, 6.17%, 1/9/30		160,000	163,746
Santander Holdings USA, Inc., VRN, 5.22%, 6/5/32		69,000	68,114
Santander Holdings USA, Inc., VRN, 5.70%, 6/5/37		69,000	67,282
Sumitomo Mitsui Financial Group, Inc., VRN, 5.33%, 3/3/41		110,000	105,074
Toronto-Dominion Bank, 4.36%, 4/23/29		55,000	54,424
Toronto-Dominion Bank, VRN, 5.15%, 9/10/34		130,000	129,883
Toronto-Dominion Bank, VRN, 5.91%, 1/31/85	CAD	775,000	556,965
U.S. Bancorp, VRN, 4.86%, 7/27/30		$60,000	59,894
U.S. Bancorp, VRN, 2.49%, 11/3/36		197,000	170,113
Wells Fargo & Co., VRN, 6.30%, 10/23/29		161,000	166,027
Westpac Banking Corp., VRN, 3.02%, 11/18/36		191,000	169,194
			4,376,967
Beverages — 0.0%
Maple Parent Holdings Corp., 4.75%, 3/26/29(6)		10,000	9,963
Biotechnology — 0.0%
Amgen, Inc., 5.65%, 2/19/56		85,000	79,401
Amgen, Inc., 5.75%, 3/2/63		85,000	78,521
			157,922
Broadline Retail — 0.1%
Amazon.com, Inc., 4.60%, 7/9/29		40,000	39,871
Amazon.com, Inc., 4.25%, 3/13/31		85,000	82,477
Amazon.com, Inc., 4.80%, 7/9/31		40,000	39,631
Amazon.com, Inc., 5.80%, 3/13/56		85,000	78,214
Amazon.com, Inc., 6.10%, 7/9/56		40,000	38,443
Amazon.com, Inc., 5.55%, 11/20/65		87,000	75,360
Amazon.com, Inc., 6.25%, 7/9/66		40,000	38,369
			392,365
Capital Markets — 0.3%
Apollo Debt Solutions BDC, 5.875%, 8/30/30		111,000	109,143
Apollo Debt Solutions BDC, 5.70%, 1/23/31(6)		10,000	9,738
Ares Capital Corp., 5.55%, 1/15/30		80,000	79,191
Ares Capital Corp., 5.25%, 4/12/31		90,000	87,015
Ares Strategic Income Fund, 5.55%, 4/15/31		110,000	105,969
Blackstone Private Credit Fund, 5.35%, 3/12/31		112,000	107,120
Blackstone Private Credit Fund, 5.95%, 5/15/31		35,000	34,286
Blackstone Secured Lending Fund, 2.85%, 9/30/28		60,000	56,676
Blackstone Secured Lending Fund, 5.90%, 5/21/31		55,000	53,509
Blue Owl Capital Corp., 2.875%, 6/11/28		70,000	66,452
Blue Owl Capital Corp., 6.30%, 8/15/31		50,000	49,378
Blue Owl Credit Income Corp., 6.65%, 3/15/31		80,000	79,531

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Blue Owl Credit Income Corp., 6.55%, 10/15/31(6)	$51,000	$50,372
Blue Owl Technology Finance Corp., 6.50%, 10/15/29	9,000	8,892
Blue Owl Technology Finance Corp., 6.125%, 1/23/31	110,000	105,751
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	57,000	55,580
Goldman Sachs Group, Inc., VRN, 5.22%, 4/23/31	165,000	165,302
Goldman Sachs Group, Inc., VRN, 4.97%, 6/3/32	110,000	108,534
Goldman Sachs Group, Inc., VRN, 5.24%, 7/21/32	110,000	109,807
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	41,000	40,765
Goldman Sachs Private Credit Corp., 6.15%, 6/16/31(6)	80,000	78,994
Hercules Capital, Inc., 5.35%, 2/10/29	45,000	44,415
HPS Corporate Lending Fund, 5.15%, 4/2/29(6)	5,000	4,874
HPS Corporate Lending Fund, 6.30%, 8/19/31(6)	120,000	118,675
Jefferies Financial Group, Inc., 6.20%, 4/14/34	134,000	135,330
Morgan Stanley, VRN, 5.45%, 7/20/29	177,000	178,903
Morgan Stanley, VRN, 5.17%, 7/14/32	120,000	119,578
Morgan Stanley, VRN, 5.30%, 4/20/37	167,000	164,205
Morgan Stanley Direct Lending Fund, 6.10%, 7/15/31	120,000	117,177
Sixth Street Specialty Lending, Inc., 5.65%, 8/15/31	80,000	78,150
TPG Operating Group II LP, 4.875%, 5/15/31	40,000	39,108
		2,562,420
Chemicals — 0.0%
Equate Petrochemical Co. KSCC, 4.25%, 11/3/26(6)	82,000	81,673
Consumer Finance — 0.1%
American Express Co., VRN, 4.73%, 4/25/29	176,000	176,173
Synchrony Financial, VRN, 4.95%, 2/25/32	120,000	116,265
		292,438
Consumer Staples Distribution & Retail — 0.1%
Dollar Tree, Inc., 4.20%, 5/15/28	171,000	169,564
Target Corp., 5.00%, 4/15/35	168,000	165,015
		334,579
Distributors — 0.0%
Genuine Parts Co., 4.95%, 8/15/29	166,000	164,929
Genuine Parts Co., 2.75%, 2/1/32	71,000	61,777
		226,706
Diversified REITs — 0.1%
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	40,000	38,382
Goodman U.S. Finance Seven LLC, 5.25%, 4/28/36(6)	110,000	105,892
Host Hotels & Resorts LP, 5.50%, 4/15/35	168,000	165,325
Prologis Targeted U.S. Logistics Fund LP, 4.625%, 3/15/33(6)	110,000	105,184
Regency Centers LP, 4.50%, 3/15/33	120,000	115,232
Simon Property Group LP, 6.65%, 1/15/54	73,000	78,123
Store Capital LLC, 5.40%, 4/30/30	111,000	111,195
		719,333
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 6.00%, 4/30/56	80,000	71,910
AT&T, Inc., 6.05%, 8/15/56	81,000	73,355
Beacon Point DC LLC, 6.13%, 11/30/42(6)	120,000	115,217
Comcast Corp., 5.50%, 5/15/64	94,000	75,397
Space Exploration Technologies Corp., 5.65%, 7/15/33(6)	116,000	111,191
Space Exploration Technologies Corp., 6.60%, 7/15/46(6)	59,000	52,659
Verizon Communications, Inc., 5.875%, 11/30/55	85,000	77,701
Verizon Communications, Inc., 6.00%, 11/30/65	86,000	78,145

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Verizon Communications, Inc., VRN, 6.20%, 5/14/56	$78,000	$76,371
		731,946
Electric Utilities — 0.2%
Basin Electric Power Cooperative, 5.85%, 10/15/55	85,000	80,083
Constellation Energy Generation LLC, 4.55%, 6/1/29	120,000	119,096
Electricite de France SA, 6.25%, 4/22/66(6)	100,000	93,627
Evergy Missouri West, Inc., 4.70%, 5/21/29(6)	45,000	44,851
Eversource Energy, 5.45%, 3/1/28	78,000	78,855
Eversource Energy, VRN, 6.10%, 8/15/56	66,000	65,663
Jersey Central Power & Light Co., 4.60%, 1/15/30(6)	110,000	108,899
NextEra Energy Capital Holdings, Inc., VRN, 6.75%, 6/15/54	85,000	87,301
Pacific Gas & Electric Co., 5.25%, 2/1/32(7)	60,000	59,829
Pacific Gas & Electric Co., 6.00%, 5/1/56	120,000	110,548
Pacific Gas & Electric Co., 6.30%, 8/15/56	60,000	57,550
PacifiCorp, 4.65%, 4/15/29	34,000	33,887
PacifiCorp, 6.25%, 10/15/37	69,000	70,654
PacifiCorp, 5.35%, 12/1/53	96,000	82,085
PSEG Power LLC, 5.20%, 5/15/30(6)	168,000	168,593
Southern California Edison Co., 5.45%, 6/1/31	69,000	69,724
Southern California Edison Co., 4.80%, 3/15/33	120,000	116,032
Southern California Edison Co., 5.875%, 12/1/53	88,000	80,563
Virginia Electric & Power Co., 5.70%, 3/15/56	85,000	79,027
		1,606,867
Electrical Equipment — 0.0%
Hubbell, Inc., 3.50%, 2/15/28	115,000	113,141
Energy Equipment and Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.35%, 6/15/31	60,000	58,294
Patterson-UTI Energy, Inc., 7.15%, 10/1/33	159,000	168,854
		227,148
Financial Services — 0.0%
CIMIC Finance Ltd., 6.00%, 4/22/36(6)	120,000	117,922
Jackson Financial, Inc., 6.15%, 1/15/37	120,000	117,350
		235,272
Food Products — 0.0%
Conagra Brands, Inc., 5.40%, 8/1/31	20,000	19,988
Gas Utilities — 0.0%
Brooklyn Union Gas Co., 5.46%, 3/16/36(6)	45,000	43,811
Southern California Gas Co., 6.00%, 6/15/55	79,000	77,080
Southern California Gas Co., 5.90%, 6/1/56	75,000	71,118
		192,009
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, 5.80%, 3/15/56	31,000	30,030
DAE Funding LLC, 4.95%, 1/15/33(6)	200,000	189,514
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	167,000	166,608
SMBC Aviation Capital Finance DAC, 4.95%, 7/23/29(6)	200,000	199,597
XPO, Inc., 6.25%, 6/1/28(6)	167,000	168,564
		754,313
Health Care Equipment and Supplies — 0.0%
Baxter International, Inc., 2.54%, 2/1/32	133,000	113,823
Health Care Providers and Services — 0.1%
Centene Corp., 2.45%, 7/15/28	183,000	173,801
CommonSpirit Health, 4.98%, 9/1/35	172,000	163,869

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
CommonSpirit Health, 5.66%, 9/1/55	$87,000	$80,521
CVS Health Corp., 6.00%, 6/1/44	83,000	80,152
CVS Health Corp., 5.875%, 6/1/53	87,000	81,017
CVS Health Corp., 6.00%, 6/1/63	87,000	80,773
Health Care Service Corp. A Mutual Legal Reserve Co., 5.875%, 6/15/54(6)	85,000	77,861
Highmark, Inc., 5.75%, 5/15/36(6)	110,000	108,161
UnitedHealth Group, Inc., 2.30%, 5/15/31	100,000	88,877
VSP Optical Group, Inc., 5.40%, 6/1/33(6)	110,000	108,903
		1,043,935
Hotels, Restaurants and Leisure — 0.0%
Expedia Group, Inc., 5.50%, 4/15/36	110,000	106,741
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp., 5.20%, 7/15/29	60,000	60,053
Insurance — 0.1%
American National Global Funding, 5.55%, 1/28/30(6)	30,000	30,182
American National Global Funding, 4.875%, 1/23/31(6)	100,000	97,489
Athene Global Funding, 4.83%, 5/9/28(6)	56,000	55,870
Athene Global Funding, 5.54%, 8/22/35(6)	75,000	73,056
CNO Global Funding, 5.20%, 6/11/31(6)	120,000	119,211
Constellation Global Funding, 5.70%, 8/5/31(6)(7)	110,000	109,730
Fortitude Global Funding, 5.50%, 6/12/31(6)	110,000	109,587
Global Atlantic Fin Co., 7.95%, 6/15/33(6)	72,000	77,855
Lincoln National Corp., VRN, 6.80%, 7/15/56	80,000	79,115
Prudential Financial, Inc., VRN, 6.25%, 6/15/56	51,000	50,545
Sammons Financial Group, Inc., 5.95%, 6/15/36(6)	120,000	117,970
Willis North America, Inc., 4.55%, 3/15/31	115,000	111,886
		1,032,496
Interactive Media and Services — 0.1%
Alphabet, Inc., 5.75%, 2/15/66	55,000	49,923
Meta Platforms, Inc., 6.20%, 5/15/46	25,000	23,478
Meta Platforms, Inc., 5.625%, 11/15/55	87,000	72,837
Meta Platforms, Inc., 6.30%, 5/15/56	45,000	41,337
Meta Platforms, Inc., 5.75%, 5/15/63	87,000	72,245
Meta Platforms, Inc., 5.55%, 8/15/64	87,000	69,647
		329,467
IT Services — 0.1%
Accenture Capital, Inc., 5..30%, 7/10/33	69,000	68,688
CDW LLC/CDW Finance Corp., 3.25%, 2/15/29	177,000	168,669
Leidos, Inc., 5.00%, 3/15/36	60,000	56,696
		294,053
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 4.90%, 1/15/32(6)	120,000	119,077
Illumina, Inc., 4.75%, 12/12/30	172,000	169,489
		288,566
Machinery — 0.1%
Caterpillar Financial Services Corp., 4.40%, 3/3/28	168,000	167,900
CNH Industrial Capital LLC, 4.95%, 6/25/31	120,000	118,661
Cummins, Inc., 5.30%, 5/9/35	164,000	163,754
Flowserve Corp., 5.70%, 5/15/36	29,000	28,365
IDEX Corp., 4.95%, 9/1/29	165,000	165,378
Kennametal, Inc., 5.80%, 5/28/36	110,000	108,858
Stanley Black & Decker, Inc., 2.30%, 3/15/30	186,000	169,626
		922,542

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Media — 0.0%
Cox Communications, Inc., 5.70%, 6/15/33(6)	$170,000	$163,555
Omnicom Group, Inc., 4.20%, 3/2/29	40,000	39,305
Omnicom Group, Inc., 5.30%, 6/2/36	65,000	61,746
		264,606
Multi-Utilities — 0.0%
CenterPoint Energy, Inc., VRN, 6.40%, 8/15/58(7)	80,000	79,985
Consumers Energy Co., 6.10%, 8/15/56(7)	70,000	69,874
		149,859
Oil, Gas and Consumable Fuels — 0.2%
Continental Resources, Inc., 4.375%, 1/15/28	169,000	167,758
Enbridge, Inc., VRN, 6.25%, 3/1/78	177,000	177,924
Energy Transfer LP, 6.20%, 4/1/55	85,000	80,702
Energy Transfer LP, 6.30%, 1/15/56	70,000	67,444
MPLX LP, 6.20%, 9/15/55	83,000	79,633
MPLX LP, 6.10%, 4/1/56	70,000	66,564
ONEOK, Inc., 6.50%, 9/1/30(6)	64,000	66,810
Plains All American Pipeline LP, 5.95%, 6/15/35	77,000	77,962
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	167,000	164,557
Rio Grande LNG LLC, 5.25%, 6/30/31(6)	110,000	108,676
Targa Resources Corp., 6.05%, 5/15/56	65,000	61,263
TotalEnergies Capital SA, 5.43%, 9/10/64	89,000	79,570
TransCanada PipeLines Ltd., VRN, 6.375%, 10/17/56	56,000	56,198
Western Midstream Operating LP, 5.30%, 3/1/48	96,000	80,420
Woodside Finance Ltd., 6.00%, 5/19/35	165,000	168,513
		1,503,994
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, 5.75%, 11/10/36	80,000	78,782
Southwest Airlines Co., 2.625%, 2/10/30	184,000	169,258
Southwest Airlines Co., 5.25%, 11/15/35	70,000	66,392
United Airlines, Inc., 4.625%, 4/15/29(6)	171,000	168,162
		482,594
Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(6)	102,000	102,629
Pharmaceuticals — 0.1%
Bayer U.S. Finance LLC, 5.125%, 7/20/31(6)	200,000	198,315
Bristol-Myers Squibb Co., 4.55%, 2/20/48	85,000	69,449
Eli Lilly & Co., 5.60%, 5/20/56	60,000	57,231
Eli Lilly & Co., 5.70%, 5/20/66	60,000	57,190
Merck & Co., Inc., 5.70%, 9/15/55	82,000	78,258
Novartis Capital Corp., 4.60%, 3/18/33	35,000	34,171
Novartis Capital Corp., 5.70%, 3/18/56	55,000	53,189
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	91,000	79,495
Viatris, Inc., 2.70%, 6/22/30	90,000	81,843
		709,141
Professional Services — 0.0%
Broadridge Financial Solutions, Inc., 5.75%, 5/15/36	70,000	69,035
Concentrix Corp., 6.50%, 3/1/29	80,000	77,714
		146,749
Real Estate Management and Development — 0.0%
Essential Properties LP, 5.375%, 7/15/36	75,000	72,697
Semiconductors and Semiconductor Equipment — 0.1%
Applied Materials, Inc., 1.75%, 6/1/30	130,000	116,204

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Intel Corp., 4.80%, 10/1/41	$33,000	$28,349
Intel Corp., 6.125%, 5/15/56	50,000	46,956
Intel Corp., 6.20%, 5/15/66	50,000	46,156
KLA Corp., 5.25%, 7/15/62	88,000	76,187
Qorvo, Inc., 4.375%, 10/15/29	119,000	114,815
QUALCOMM, Inc., 5.00%, 5/20/35	169,000	164,267
		592,934
Software — 0.1%
Cadence Design Systems, Inc., 4.30%, 9/10/29	170,000	167,547
Oracle Corp., 4.95%, 2/4/31	30,000	28,663
Oracle Corp., 4.30%, 7/8/34	99,000	84,892
Oracle Corp., 5.70%, 2/4/36	42,000	38,912
Oracle Corp., 5.375%, 9/27/54	98,000	71,519
		391,533
Specialized REITs — 0.0%
Equinix, Inc., 5.50%, 8/15/33(7)	110,000	108,835
Technology Hardware, Storage and Peripherals — 0.0%
Hewlett Packard Enterprise Co., 4.50%, 3/23/28	110,000	109,689
Sopaipilla Investor LLC, 7.53%, 11/30/48(6)	50,000	51,859
		161,548
Tobacco — 0.0%
BAT Capital Corp., 7.08%, 8/2/53	72,000	77,979
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 5.85%, 2/15/56	80,000	72,541
TOTAL CORPORATE BONDS (Cost $23,439,501)		22,838,982
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,470	1,457
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(6)	994,210	976,954
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(6)	317,813	318,549
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(6)	591,789	589,206
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(6)	236,527	236,187
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(6)	221,331	221,186
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(6)	350,032	346,526
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(6)	238,964	239,517
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(6)	505,124	505,345
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(6)	269,586	269,717
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(6)	995,785	981,062
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(6)	386,634	381,408
OBX Trust, Series 2025-NQM15, Class A1B, 5.14%, 7/27/65(6)	666,685	661,775
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(6)	1,006,604	998,565
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(6)	694,648	692,676
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)	668,095	666,202
SG Residential Mortgage Trust, Series 2026-3, Class A1, VRN, 5.19%, 4/25/66(6)	500,374	496,268
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	21,264	18,820
		8,601,420
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 4.67%, (30-day average SOFR plus 1.05%), 1/25/44(6)	96,406	96,364
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,778,377)		8,697,784
ASSET-BACKED SECURITIES — 0.7%
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(6)	698,000	677,755

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(6)	$585,045	$578,501
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(6)	838,716	833,414
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(6)	878,654	872,375
Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.74%, 9/15/31(6)	427,416	423,456
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(6)	407,283	405,100
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(6)	879,419	866,005
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(6)	399,000	380,609
TOTAL ASSET-BACKED SECURITIES (Cost $5,084,007)		5,037,215
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.94%, (1-month SOFR plus 1.26%), 11/15/38(6)	706,000	699,545
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)	706,000	708,998
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)	705,000	720,543
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(6)	564,000	565,204
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,714,611)		2,694,290
MUNICIPAL SECURITIES — 0.3%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	156,338
New York City GO, 4.06%, 8/1/26	2,000,000	2,000,000
New York City GO, 6.27%, 12/1/37	40,000	41,459
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	105,679
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	45,000	44,723
TOTAL MUNICIPAL SECURITIES (Cost $2,408,882)		2,348,199
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	2,210	1,658,207
iShares MSCI EAFE Small-Cap ETF(3)	64	5,370
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,656,616)		1,663,577
CONVERTIBLE PREFERRED SECURITIES — 0.2%
Banks — 0.1%
Banco Santander SA, 7.00%	400,000	491,711
KBC Group NV, 6.00%	400,000	477,402
		969,113
Insurance — 0.1%
AXA SA, 5.75%	470,000	558,219
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $1,516,396)		1,527,332
COLLATERALIZED LOAN OBLIGATIONS — 0.1%
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class CRR, VRN, 5.89%, (3-month SOFR plus 2.10%), 10/16/37(6) (Cost $1,128,475)	$1,125,000	1,126,983
PREFERRED SECURITIES — 0.0%
Oil, Gas and Consumable Fuels — 0.0%
BP Capital Markets PLC, 6.45% (Cost $168,318)	159,000	163,720
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(2) (Cost $822)	1,264	822
SHORT-TERM INVESTMENTS — 10.4%
Certificates of Deposit — 0.5%
Bank of Montreal, VRN, 3.97%, (SOFR plus 0.32%), 3/11/27(6)	$4,000,000	4,000,710

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Commercial Paper(8) — 3.0%
Bank of Montreal, VRN, 3.97%, 12/9/26(6)	$3,150,000	$3,150,233
Challenger Funding Co. LLC, VRN, 4.00%, 3/24/27(6)	2,100,000	2,101,891
Concord Minutemen Capital Co. LLC, VRN, 3.95%, 9/4/26(6)	4,750,000	4,750,124
Ionic Funding LLC, 4.14%, 10/2/26(6)	2,250,000	2,234,738
Ionic Funding LLC, VRN, 3.95%, 11/24/26(6)	3,000,000	2,999,028
Toyota Credit de Puerto Rico Corp., 4.17%, 9/21/26(6)	2,500,000	2,486,548
Verto Capital Compartment E, VRN, 3.74%, 12/11/26(6)	5,500,000	5,516,291
		23,238,853
Money Market Funds — 6.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,096,581	16,096,581
State Street Navigator Securities Lending Government Money Market Portfolio(9)	36,362,871	36,362,871
		52,459,452
TOTAL SHORT-TERM INVESTMENTS (Cost $79,680,739)		79,699,015
TOTAL INVESTMENT SECURITIES — 106.7% (Cost $638,095,182)		818,860,707
OTHER ASSETS AND LIABILITIES — (6.7)%		(51,416,743)
TOTAL NET ASSETS — 100.0%		$767,443,964

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	636,647	AUD	904,955	Morgan Stanley & Co. LLC	9/16/26	$355
BRL	11,153,388	USD	2,168,279	Goldman Sachs & Co. LLC	9/16/26	9,145
CAD	3,119,766	USD	2,207,058	Citibank NA	9/16/26	22,554
CAD	7,263	USD	5,184	Bank of America NA	9/25/26	8
CAD	17,506	USD	12,527	Bank of America NA	9/25/26	(10)
CAD	12,267	USD	8,735	Bank of America NA	9/25/26	35
CAD	28,811	USD	20,599	Bank of America NA	9/25/26	(1)
CAD	5,498	USD	3,909	Goldman Sachs & Co. LLC	9/25/26	22
CAD	5,277	USD	3,740	JPMorgan Chase Bank NA	9/25/26	33
CAD	10,287	USD	7,335	JPMorgan Chase Bank NA	9/25/26	19
CAD	16,255	USD	11,542	JPMorgan Chase Bank NA	9/25/26	80
CAD	4,237	USD	3,024	JPMorgan Chase Bank NA	9/25/26	6
USD	3,418,405	CAD	4,759,707	Citibank NA	9/16/26	16,771
USD	560,921	CAD	784,802	Morgan Stanley & Co. LLC	9/16/26	44
USD	7,884	CAD	11,139	Bank of America NA	9/25/26	(80)
USD	5,290	CAD	7,473	Bank of America NA	9/25/26	(53)
USD	11,428	CAD	16,172	Bank of America NA	9/25/26	(134)
USD	7,568	CAD	10,710	Bank of America NA	9/25/26	(89)
USD	4,424	CAD	6,254	Bank of America NA	9/25/26	(48)
USD	4,092	CAD	5,794	Bank of America NA	9/25/26	(50)
USD	4,141	CAD	5,848	Bank of America NA	9/25/26	(40)
USD	67,185	CAD	94,772	Goldman Sachs & Co. LLC	9/25/26	(574)
USD	100,069	CAD	141,159	Goldman Sachs & Co. LLC	9/25/26	(855)
USD	18,933	CAD	26,774	Goldman Sachs & Co. LLC	9/25/26	(209)
USD	6,099	CAD	8,625	Goldman Sachs & Co. LLC	9/25/26	(67)
USD	6,783	CAD	9,573	Goldman Sachs & Co. LLC	9/25/26	(61)
USD	100,073	CAD	141,159	JPMorgan Chase Bank NA	9/25/26	(851)
USD	67,188	CAD	94,772	JPMorgan Chase Bank NA	9/25/26	(571)
EUR	1,908,086	USD	2,182,310	JPMorgan Chase Bank NA	9/16/26	21,743

Schedule of Investments - Strategic Allocation: Moderate Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	982,902	USD	1,124,520	Morgan Stanley & Co. LLC	9/16/26	$10,842
EUR	6,587	USD	7,546	Bank of America NA	9/25/26	66
EUR	4,399	USD	5,017	Bank of America NA	9/25/26	66
EUR	10,157	USD	11,590	Morgan Stanley & Co. LLC	9/25/26	147
EUR	6,779	USD	7,779	Morgan Stanley & Co. LLC	9/25/26	54
EUR	28,383	USD	32,527	Morgan Stanley & Co. LLC	9/25/26	271
EUR	6,524	USD	7,467	Morgan Stanley & Co. LLC	9/25/26	72
EUR	17,382	USD	19,873	Morgan Stanley & Co. LLC	9/25/26	213
EUR	8,479	USD	9,733	UBS AG	9/25/26	64
EUR	13,239	USD	15,153	UBS AG	9/25/26	144
USD	1,526,046	EUR	1,338,533	Citibank NA	9/16/26	(20,109)
USD	2,157,966	EUR	1,874,717	Morgan Stanley & Co. LLC	9/16/26	(7,541)
USD	1,090,452	EUR	957,186	Morgan Stanley & Co. LLC	9/16/26	(15,205)
USD	6,299,850	EUR	5,451,004	UBS AG	9/16/26	3,332
USD	339,071	EUR	295,272	Bank of America NA	9/25/26	(2,122)
USD	50,524	EUR	43,998	Bank of America NA	9/25/26	(316)
USD	6,897	EUR	6,014	Bank of America NA	9/25/26	(52)
USD	6,857	EUR	5,993	Bank of America NA	9/25/26	(68)
USD	6,326	EUR	5,483	Bank of America NA	9/25/26	(10)
USD	339,188	EUR	295,272	Citibank NA	9/25/26	(2,005)
USD	50,542	EUR	43,998	Citibank NA	9/25/26	(299)
USD	50,514	EUR	43,998	Morgan Stanley & Co. LLC	9/25/26	(327)
USD	339,001	EUR	295,272	Morgan Stanley & Co. LLC	9/25/26	(2,192)
USD	6,231	EUR	5,440	Morgan Stanley & Co. LLC	9/25/26	(55)
USD	43,614	EUR	38,005	Morgan Stanley & Co. LLC	9/25/26	(302)
USD	339,030	EUR	295,272	UBS AG	9/25/26	(2,163)
USD	50,518	EUR	43,998	UBS AG	9/25/26	(322)
USD	13,279	EUR	11,624	UBS AG	9/25/26	(153)
USD	11,322	EUR	9,881	UBS AG	9/25/26	(96)
USD	7,019	EUR	6,120	UBS AG	9/25/26	(53)
GBP	106,285	USD	142,190	Goldman Sachs & Co. LLC	9/25/26	1,053
GBP	16,502	USD	21,965	JPMorgan Chase Bank NA	9/25/26	275
USD	3,691,849	GBP	2,752,484	Citibank NA	9/16/26	(17,728)
USD	308,254	GBP	232,530	Bank of America NA	9/25/26	(5,132)
USD	16,506	GBP	12,270	Bank of America NA	9/25/26	(31)
USD	308,283	GBP	232,530	JPMorgan Chase Bank NA	9/25/26	(5,104)
HUF	335,644,583	USD	1,104,500	Bank of America NA	9/16/26	(45,677)
HUF	344,641,216	USD	1,085,519	Bank of America NA	9/16/26	1,685
HUF	346,196,520	USD	1,099,745	Bank of America NA	9/16/26	(7,635)
HUF	347,433,497	USD	1,104,005	Bank of America NA	9/16/26	(7,993)
HUF	345,579,956	USD	1,094,627	Citibank NA	9/16/26	(4,462)
HUF	335,002,883	USD	1,084,595	Goldman Sachs & Co. LLC	9/16/26	(27,796)
HUF	313,690,104	USD	986,521	Morgan Stanley & Co. LLC	9/16/26	3,045
HUF	350,391,013	USD	1,116,857	UBS AG	9/16/26	(11,515)
USD	2,170,982	HUF	670,647,466	Bank of America NA	9/16/26	55,360
USD	1,092,311	HUF	344,641,216	Bank of America NA	9/16/26	5,108
USD	654,702	HUF	208,059,120	Bank of America NA	9/16/26	(1,641)
USD	2,165,852	HUF	693,013,453	Citibank NA	9/16/26	(20,326)
USD	1,100,827	HUF	346,196,520	Goldman Sachs & Co. LLC	9/16/26	8,716
USD	988,276	HUF	313,690,104	Goldman Sachs & Co. LLC	9/16/26	(1,290)
USD	1,127,202	HUF	350,391,013	Morgan Stanley & Co. LLC	9/16/26	21,860
IDR	3,943,589,487	USD	218,324	Goldman Sachs & Co. LLC	9/16/26	(476)

Schedule of Investments - Strategic Allocation: Moderate Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	39,312,441,185	USD	2,207,560	UBS AG	9/16/26	$(35,894)
USD	823,660	IDR	14,776,536,058	Bank of America NA	9/16/26	7,386
USD	1,343,880	IDR	24,247,500,415	Bank of America NA	9/16/26	4,420
USD	217,358	IDR	3,930,585,543	Citibank NA	9/16/26	227
USD	1,147,666	IDR	20,605,319,584	Citibank NA	9/16/26	9,404
ILS	3,367,999	USD	1,115,924	Citibank NA	9/16/26	(12,474)
USD	1,111,312	ILS	3,367,999	Goldman Sachs & Co. LLC	9/16/26	7,862
INR	210,518,000	USD	2,214,077	UBS AG	9/16/26	(15,957)
JPY	1,620,950	USD	10,040	Bank of America NA	9/25/26	190
JPY	2,803,300	USD	17,378	Bank of America NA	9/25/26	314
JPY	2,723,400	USD	16,789	Bank of America NA	9/25/26	398
JPY	2,417,400	USD	14,870	Bank of America NA	9/25/26	386
JPY	2,176,425	USD	13,343	Bank of America NA	9/25/26	393
USD	1,373,086	JPY	218,403,132	Morgan Stanley & Co. LLC	9/16/26	(4,237)
USD	226,485	JPY	36,230,400	Bank of America NA	9/25/26	(2,162)
USD	7,403	JPY	1,193,400	Bank of America NA	9/25/26	(128)
USD	6,167	JPY	986,850	Bank of America NA	9/25/26	(61)
MXN	19,176,092	USD	1,104,185	Bank of America NA	9/17/26	(1,072)
MXN	19,230,093	USD	1,110,401	Morgan Stanley & Co. LLC	9/17/26	(4,181)
MXN	19,323,089	USD	1,090,078	Morgan Stanley & Co. LLC	9/17/26	21,492
MXN	19,103,412	USD	1,077,927	Morgan Stanley & Co. LLC	9/17/26	21,005
USD	1,080,734	MXN	18,898,059	Bank of America NA	9/17/26	(6,386)
USD	1,115,698	MXN	19,508,126	Bank of America NA	9/17/26	(6,516)
USD	1,106,278	MXN	19,323,089	Bank of America NA	9/17/26	(5,291)
USD	1,100,092	MXN	19,423,036	Bank of America NA	9/17/26	(17,228)
USD	786,454	MXN	13,702,610	Bank of America NA	9/17/26	(1,795)
USD	1,099,997	MXN	19,377,695	Goldman Sachs & Co. LLC	9/17/26	(14,714)
USD	373,091	MYR	1,516,429	Morgan Stanley & Co. LLC	9/17/26	1,531
NOK	21,815,067	USD	2,212,514	Goldman Sachs & Co. LLC	9/16/26	87,819
NOK	4,957,586	USD	509,935	Morgan Stanley & Co. LLC	9/16/26	12,827
NOK	5,226,436	USD	528,131	Morgan Stanley & Co. LLC	9/16/26	22,981
USD	2,213,811	NOK	21,910,344	Goldman Sachs & Co. LLC	9/16/26	(96,568)
USD	1,056,853	NOK	10,062,580	Morgan Stanley & Co. LLC	9/16/26	(4,215)
NZD	1,521,733	USD	891,302	Citibank NA	9/16/26	6,236
NZD	1,016,141	USD	588,411	Morgan Stanley & Co. LLC	9/16/26	10,922
NZD	1,158,572	USD	656,436	Morgan Stanley & Co. LLC	9/16/26	26,904
NZD	1,452,353	USD	840,217	UBS AG	9/16/26	16,399
USD	4,850,508	NZD	8,293,777	Morgan Stanley & Co. LLC	9/16/26	(41,267)
						$(41,751)

Schedule of Investments - Strategic Allocation: Moderate Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	2	September 2026	$169,462	$(1,260)
Euro-BTP Italian Government 10-Year Bonds	9	September 2026	1,206,172	(19,167)
Euro-Bund 10-Year Bonds	13	September 2026	1,864,274	(24,180)
Euro-OAT 10-Year Bonds	14	September 2026	1,890,958	(29,244)
Japanese 10-Year Mini Government Bonds	4	September 2026	319,437	(842)
Korean Treasury 10-Year Bonds	8	September 2026	593,785	2,795
U.K. Gilt 10-Year Bonds	3	September 2026	349,701	(11,771)
U.S. Treasury 5-Year Notes	10	September 2026	1,059,766	(2,363)
U.S. Treasury 10-Year Notes	90	September 2026	9,720,000	(65,629)
U.S. Treasury 10-Year Ultra Notes	15	September 2026	1,645,547	(29,014)
U.S. Treasury Long Bonds	70	September 2026	7,581,875	(256,199)
U.S. Treasury Ultra Bonds	26	September 2026	2,851,875	(127,853)
			$29,252,852	$(564,727)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	9	September 2026	$684,718	$8,866
Euro-Bobl 5-Year Bonds	10	September 2026	1,312,746	1,598
U.S. Treasury 2-Year Notes	10	September 2026	2,056,094	4,433
U.S. Treasury 10-Year Notes	7	September 2026	756,000	5,221
			$4,809,558	$20,118
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX Emerging Markets Index Series 45	Sell	1.00%	6/20/31		$2,260,000	$(38,801)	$(2,434)	$(41,235)
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30		$10,976,000	693,978	202,176	896,154
Markit CDX North America High Yield Index Series 46	Sell	5.00%	6/20/31		$9,900,000	739,789	64,348	804,137
Markit iTraxx Europe Index Series 45	Buy	(1.00)%	6/20/31	EUR	2,000,000	(46,661)	(4,117)	(50,778)
						$1,348,305	$259,973	$1,608,278
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Schedule of Investments - Strategic Allocation: Moderate Fund

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley & Co. LLC	BZDIOVRA	Pay	12.99%	1/2/31	BRL	13,500,000	$(156,899)
Morgan Stanley & Co. LLC	BZDIOVRA	Pay	13.45%	1/2/31	BRL	13,500,000	(88,834)
							$(245,733)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.44%	12/10/30	$5,400,000	$464	$57,994	$58,458
CPURNSA	Receive	2.43%	12/11/30	$5,150,000	463	55,552	56,015
CPURNSA	Receive	2.52%	2/3/31	$2,500,000	465	22,145	22,610
CPURNSA	Receive	2.36%	2/25/31	$2,000,000	472	32,227	32,699
CPURNSA	Receive	2.35%	2/26/31	$2,500,000	475	42,140	42,615
CPURNSA	Receive	2.56%	3/16/31	$2,160,000	478	16,079	16,557
CPURNSA	Receive	2.45%	3/30/36	$2,600,000	513	26,509	27,022
					$3,330	$252,646	$255,976

Schedule of Investments - Strategic Allocation: Moderate Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
COP	–	Colombian Peso
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PYG	–	Paraguay Guarani
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $37,436,826. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,367,151.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $53,869,441, which represented 7.0% of total net assets.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $38,328,431, which includes securities collateral of $1,965,560.

Schedule of Investments - Strategic Allocation: Moderate Fund

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended July 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$28,574	—	$3,235	$(266)	$25,073	547	$(265)	$1,318
American Century Focused Dynamic Growth ETF(3)	25,534	$2,428	1,627	1,772	28,107	221	1,076	—
American Century Focused Large Cap Value ETF	24,734	2,566	502	5,283	32,081	374	43	480
American Century Multisector Income ETF	35,630	—	—	(593)	35,037	813	—	1,920
American Century Quality Diversified International ETF	31,932	5,319	10,077	1,396	28,570	404	4,398	694
American Century Short Duration Strategic Income ETF	4,619	17,744	—	(182)	22,181	433	—	905
American Century U.S. Quality Growth ETF	35,503	13,822	14,989	(370)	33,966	297	1,334	78
American Century U.S. Quality Value ETF	35,627	17,015	361	5,908	58,189	832	6	924
Avantis Emerging Markets Equity ETF(4)	30,192	6,419	12,206	5,732	30,137	337	2,194	660
Avantis International Equity ETF	23,193	7,789	6,312	5,271	29,941	328	356	690
Avantis International Small Cap Value ETF	8,422	599	475	2,277	10,823	103	241	300
Avantis U.S. Equity ETF(4)	43,502	2,925	6,959	4,238	43,706	343	5,538	468
Avantis U.S. Small Cap Value ETF(4)	10,412	83	2,256	(2,938)	5,301	42	5,373	111
	$337,874	$76,709	$58,999	$27,528	$383,112	5,074	$20,294	$8,548
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Schedule of Investments - Strategic Allocation: Moderate Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$383,112,031	—	—
Common Stocks	138,696,502	$48,348,738	—
U.S. Treasury Securities	—	65,146,156	—
U.S. Government Agency Mortgage-Backed Securities	—	32,687,938	—
Sovereign Governments and Agencies	—	25,071,423	—
Corporate Bonds	—	22,838,982	—
Collateralized Mortgage Obligations	—	8,697,784	—
Asset-Backed Securities	—	5,037,215	—
Commercial Mortgage-Backed Securities	—	2,694,290	—
Municipal Securities	—	2,348,199	—
Exchange-Traded Funds	1,663,577	—	—
Convertible Preferred Securities	—	1,527,332	—
Collateralized Loan Obligations	—	1,126,983	—
Preferred Securities	—	163,720	—
Rights	822	—	—
Short-Term Investments	52,459,452	27,239,563	—
	$575,932,384	$242,928,323	—
Other Financial Instruments
Futures Contracts	$9,654	$13,259	—
Swap Agreements	—	1,956,267	—
Forward Foreign Currency Exchange Contracts	—	442,284	—
	$9,654	$2,411,810	—

Liabilities
Other Financial Instruments
Futures Contracts	$481,058	$86,464	—
Swap Agreements	—	337,746	—
Forward Foreign Currency Exchange Contracts	—	484,035	—
	$481,058	$908,245	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$2,671	—	$2,671
Receivable for variation margin on swap agreements*	$12,758	—	—	$18,356	31,114
Unrealized appreciation on forward foreign currency exchange contracts	—	$442,284	—	—	442,284
					$476,069
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$160,097	—	$160,097
Unrealized depreciation on forward foreign currency exchange contracts	—	$484,035	—	—	484,035
Swap agreements	—	—	245,733	—	245,733
					$889,865
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Strategic Allocation: Moderate Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended July 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$511,855	—	—	$511,855
Futures contract transactions	—	—	$(320,638)	—	(320,638)
Swap agreement transactions	$294,625	—	—	—	294,625
					$485,842
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(472,541)	—	—	$(472,541)
Futures contracts	—	—	$(555,021)	—	(555,021)
Swap agreements	$212,594	—	(245,733)	$252,646	219,507
					$(808,055)

See Notes to Financial Statements.

Schedule of Investments - Strategic Allocation: Aggressive Fund
JULY 31, 2026

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 58.5%
American Century Diversified Corporate Bond ETF	314,591	$14,428,716
American Century Focused Dynamic Growth ETF(2)	333,965	42,402,534
American Century Focused Large Cap Value ETF	625,315	53,708,305
American Century Multisector Income ETF	556,847	24,011,243
American Century Quality Diversified International ETF	559,242	39,560,779
American Century Short Duration Strategic Income ETF	243,416	12,464,116
American Century U.S. Quality Growth ETF(3)	269,048	30,787,163
American Century U.S. Quality Value ETF	841,822	58,900,012
Avantis Emerging Markets Equity ETF(3)	458,561	41,045,795
Avantis International Equity ETF	411,328	37,517,227
Avantis International Small Cap Value ETF	136,650	14,299,056
Avantis U.S. Equity ETF(3)	400,866	51,150,502
Avantis U.S. Small Cap Value ETF(3)	72,664	9,103,346
TOTAL AFFILIATED FUNDS (Cost $261,070,350)		429,378,794
COMMON STOCKS — 30.0%
Aerospace and Defense — 0.9%
AAR Corp.(2)	839	117,494
Applied Aerospace & Defense, Inc.(2)	2,491	46,582
Astronics Corp.(2)	1,214	84,361
Astronics Corp., Class B(2)(3)	250	17,255
Axon Enterprise, Inc.(2)	1,085	572,620
BAE Systems PLC	19,212	543,879
Curtiss-Wright Corp.	867	627,708
Exosens SAS	2,172	144,103
FTAI Aviation Ltd.	1,990	409,940
HEICO Corp.	1,604	571,601
Hexcel Corp.	1,374	141,453
Honeywell Aerospace, Inc.(2)	801	165,599
Howmet Aerospace, Inc.	3,990	1,126,217
Karman Holdings, Inc.(2)(3)	1,661	79,977
L3Harris Technologies, Inc.	1,583	438,586
LISI SA	1,466	107,670
MDA Space Ltd.(2)	4,454	134,842
Rocket Lab Corp.(2)	9,680	628,716
Rolls-Royce Holdings PLC	25,069	500,118
Textron, Inc.	3,196	272,491
		6,731,212
Air Freight and Logistics — 0.1%
Deutsche Post AG	7,123	475,829
FedEx Corp.	610	187,514
		663,343
Automobile Components — 0.2%
BorgWarner, Inc.	2,692	171,588
Cie Generale des Etablissements Michelin SCA	12,174	492,079
Continental AG	2,927	243,419
Gentex Corp.	9,460	220,986
JTEKT Corp.	8,100	110,915
Linamar Corp.	1,813	133,713
Visteon Corp.	477	49,865
		1,422,565

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Automobiles — 0.2%
Ferrari NV	1,297	$509,971
Kia Corp.	1,662	149,846
Mercedes-Benz Group AG	4,274	231,092
Tesla, Inc.(2)	1,399	435,383
		1,326,292
Banks — 1.9%
AIB Group PLC	33,425	397,544
AL Sydbank	1,537	148,004
Alpha Bank SA	83,247	412,799
Banco Santander SA	43,943	624,969
Bancorp, Inc.(2)	1,145	76,795
Bank of America Corp.	13,015	806,279
Bankinter SA	4,520	83,145
Barclays PLC	77,964	535,888
BNP Paribas SA	4,519	574,223
Coastal Financial Corp.(2)	81	3,320
Columbia Financial, Inc.(2)	3,200	34,592
Commerce Bancshares, Inc.	13,306	788,647
Credicorp Ltd.	1,257	503,529
Erste Group Bank AG	3,549	463,936
First Hawaiian, Inc.	10,042	279,067
Hana Financial Group, Inc.	2,072	179,102
JPMorgan Chase & Co.	2,154	757,756
KBC Ancora	2,212	226,015
Kyoto Financial Group, Inc.	6,500	179,166
Mebuki Financial Group, Inc.	27,600	255,741
National Bank of Canada	3,319	536,850
NatWest Group PLC	56,427	532,255
NU Holdings Ltd., Class A(2)	22,636	324,374
Prosperity Bancshares, Inc.	8,053	602,928
Regions Financial Corp.	21,927	678,641
Shinhan Financial Group Co. Ltd.	3,199	222,074
Societe Generale SA	10,408	978,317
Southstate Bank Corp.	432	45,399
Standard Chartered PLC	28,549	844,126
Suruga Bank Ltd.	19,600	317,411
Triumph Financial, Inc.(2)	645	48,975
Truist Financial Corp.	8,568	444,165
U.S. Bancorp	6,681	420,970
United Overseas Bank Ltd.	10,900	368,628
Westamerica Bancorporation	4,170	250,825
Woori Financial Group, Inc.	8,763	202,858
		14,149,313
Beverages — 0.2%
Ambev SA	68,200	214,725
Anheuser-Busch InBev SA	3,369	292,611
Heineken NV	9,274	839,671
PepsiCo, Inc.	2,336	326,012
		1,673,019
Biotechnology — 0.7%
AbbVie, Inc.	2,025	508,153

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Alkermes PLC(2)	1,577	$77,257
Alnylam Pharmaceuticals, Inc.(2)	3,532	725,897
Arcutis Biotherapeutics, Inc.(2)	2,362	63,443
Arrowhead Pharmaceuticals, Inc.(2)	404	34,199
Bridgebio Pharma, Inc.(2)	700	56,063
Celcuity, Inc.(2)	542	46,818
Celldex Therapeutics, Inc.(2)	1,263	48,070
CG oncology, Inc.(2)	878	62,505
Cogent Biosciences, Inc.(2)	1,733	67,466
Cytokinetics, Inc.(2)	624	48,129
Evommune, Inc.(2)(3)	950	10,688
Gilead Sciences, Inc.	3,010	391,932
Grifols SA, Class B, Preference Shares	10,980	85,646
Insmed, Inc.(2)	4,999	492,901
Ionis Pharmaceuticals, Inc.(2)	551	28,525
Madrigal Pharmaceuticals, Inc.(2)	105	49,069
Mineralys Therapeutics, Inc.(2)	1,289	32,895
Natera, Inc.(2)	2,795	748,389
Newamsterdam Pharma Co. NV(2)	855	23,760
Praxis Precision Medicines, Inc.(2)	284	87,424
Protagonist Therapeutics, Inc.(2)	717	97,971
PTC Therapeutics, Inc.(2)	606	41,214
Scholar Rock Holding Corp.(2)	1,189	56,234
Tango Therapeutics, Inc.(2)	1,264	34,356
Twist Bioscience Corp.(2)	509	46,599
UroGen Pharma Ltd.(2)	1,558	59,578
Vaxcyte, Inc.(2)	911	49,267
Vera Therapeutics, Inc.(2)	1,071	34,379
Vertex Pharmaceuticals, Inc.(2)	566	270,039
Viking Therapeutics, Inc.(2)	10,811	343,141
Xenon Pharmaceuticals, Inc.(2)	1,051	65,866
		4,787,873
Broadline Retail — 0.4%
Amazon.com, Inc.(2)	7,260	1,971,671
Coupang, Inc.(2)	28,800	470,880
Ollie's Bargain Outlet Holdings, Inc.(2)	573	42,098
Ryohin Keikaku Co. Ltd.	19,800	519,359
		3,004,008
Building Products — 0.4%
A.O. Smith Corp.	6,869	413,033
Cie de Saint-Gobain SA	3,347	314,575
Daikin Industries Ltd.	1,600	231,768
Hayward Holdings, Inc.(2)	5,918	89,539
Johnson Controls International PLC	5,987	878,053
Masco Corp.	3,038	217,156
Munters Group AB	3,988	70,988
Owens Corning	3,068	426,145
Trane Technologies PLC	910	414,005
Trex Co., Inc.(2)	1,554	67,381
Volution Group PLC	12,319	103,948
		3,226,591

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Capital Markets — 0.7%
Ameriprise Financial, Inc.	1,368	$746,709
Banca Generali SpA	1,735	131,074
Blackrock, Inc.	275	299,857
Etoro Group Ltd., Class A(2)	1,129	40,272
flatexDEGIRO SE	4,346	182,989
Goldman Sachs Group, Inc.	315	320,790
Hamilton Lane, Inc., Class A	454	40,365
Intercontinental Exchange, Inc.	1,369	208,745
London Stock Exchange Group PLC	3,756	422,522
Meitav Investment House Ltd.	2,626	113,625
Miami International Holdings, Inc.(2)	2,152	101,230
Northern Trust Corp.	2,827	515,051
Piper Sandler Cos.	860	65,188
Raymond James Financial, Inc.	1,604	282,272
Robinhood Markets, Inc., Class A(2)	5,772	499,624
S&P Global, Inc.	940	387,214
T. Rowe Price Group, Inc.	2,725	304,519
XP, Inc., Class A	20,856	355,803
		5,017,849
Chemicals — 0.5%
Air Liquide SA	1,887	371,755
Arkema SA	4,348	296,154
CF Industries Holdings, Inc.	1,680	210,319
Ecolab, Inc.	1,040	288,735
Element Solutions, Inc.	10,683	392,387
Givaudan SA	94	375,704
Linde PLC	1,002	479,337
Novonesis Novozymes B, Class B	9,348	608,771
PPG Industries, Inc.	2,731	301,830
Resonac Holdings Corp.	1,400	116,619
Sensient Technologies Corp.	975	120,578
Tokyo Ohka Kogyo Co. Ltd.	2,200	119,147
		3,681,336
Commercial Services and Supplies — 0.1%
Bilfinger SE	1,371	131,117
Daiei Kankyo Co. Ltd.	3,800	88,898
ISS AS	4,120	182,604
OPENLANE, Inc.(2)	72	2,862
Republic Services, Inc.	2,680	564,274
		969,755
Communications Equipment — 0.2%
Ciena Corp.(2)	659	248,476
Cisco Systems, Inc.	4,377	507,688
Extreme Networks, Inc.(2)	2,072	62,450
F5, Inc.(2)	536	215,777
Filtronic PLC(2)	11,409	36,720
Gilat Satellite Networks Ltd.(2)	3,098	34,233
Lumentum Holdings, Inc.(2)	248	177,057
Motorola Solutions, Inc.	861	375,181
		1,657,582

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Construction and Engineering — 0.4%
Argan, Inc.	216	$123,213
Balfour Beatty PLC	16,188	188,716
Comfort Systems USA, Inc.	586	1,013,598
Construction Partners, Inc., Class A(2)	540	55,809
Eiffage SA	545	77,461
Kinden Corp.	1,800	79,215
Kumagai Gumi Co. Ltd.	11,900	105,977
Primoris Services Corp.	887	74,872
Quanta Services, Inc.	923	615,973
Sacyr SA	25,481	138,517
Ventia Services Group Pty. Ltd.	41,106	167,643
		2,640,994
Construction Materials — 0.1%
Amrize Ltd.(2)	6,832	334,153
SigmaRoc PLC(2)	79,258	131,940
Titan America SA(2)(3)	2,160	33,437
Vulcan Materials Co.	365	98,028
		597,558
Consumer Finance — 0.1%
American Express Co.	1,293	434,771
Dave, Inc.(2)	143	53,295
Enova International, Inc.(2)	366	93,015
Figure Technology Solutions, Inc., Class A(2)	1,551	38,636
		619,717
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	3,410	295,552
Casey's General Stores, Inc.	596	519,116
Costco Wholesale Corp.	251	238,925
Koninklijke Ahold Delhaize NV(3)	10,752	425,296
Raia Drogasil SA	82,200	301,288
Sprouts Farmers Market, Inc.(2)	564	49,158
Sysco Corp.	4,388	374,033
Target Corp.	1,502	217,024
		2,420,392
Containers and Packaging — 0.2%
Ball Corp.	3,787	245,776
Packaging Corp. of America	2,904	713,920
Rengo Co. Ltd.	10,000	93,471
Verallia SA	3,747	78,840
		1,132,007
Distributors — 0.0%
Pool Corp.	1,554	288,593
Diversified Consumer Services — 0.0%
Duolingo, Inc.(2)	1,069	144,112
Diversified REITs — 0.3%
British Land Co. PLC	52,959	316,675
Broadstone Net Lease, Inc.	11,312	242,190
CapitaLand Integrated Commercial Trust	296,600	575,622
Charter Hall Group	20,447	334,342
Essential Properties Realty Trust, Inc.	7,150	223,724
Merlin Properties Socimi SA	10,262	178,355

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
WP Carey, Inc.	4,600	$338,560
		2,209,468
Diversified Telecommunication Services — 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	17,531	42,005
Deutsche Telekom AG	8,232	254,048
Singapore Telecommunications Ltd.	114,300	395,466
Superloop Ltd.(2)	49,459	110,850
Telkom Indonesia Persero Tbk. PT	2,404,500	351,035
Verizon Communications, Inc.	3,382	158,311
Zegona Communications PLC	1,633	32,227
		1,343,942
Electric Utilities — 0.5%
Duke Energy Corp.	4,200	526,806
Evergy, Inc.	8,125	674,456
Iberdrola SA	25,499	605,693
NextEra Energy, Inc.	9,240	803,141
Pinnacle West Capital Corp.	1,609	162,493
PPL Corp.	9,870	347,523
Xcel Energy, Inc.	8,961	700,750
		3,820,862
Electrical Equipment — 0.5%
Accelleron Industries AG	1,388	125,665
Eaton Corp. PLC	976	405,235
Forgent Power Solutions, Inc., Class A(2)	5,297	176,231
GE Vernova, Inc.	350	346,602
Nexans SA	598	91,088
NKT AS(2)	662	90,355
Nordex SE(2)	3,303	147,577
Prysmian SpA	1,712	236,244
Regal Rexnord Corp.	452	92,764
Schneider Electric SE	1,854	622,917
Sensata Technologies Holding PLC	8,580	397,168
Sinfonia Technology Co. Ltd.	2,200	178,996
SWCC Corp.	1,000	68,932
Vertiv Holdings Co., Class A	1,313	317,181
		3,296,955
Electronic Equipment, Instruments and Components — 0.5%
Amphenol Corp., Class A	1,461	234,783
AT&S Austria Technologie & Systemtechnik AG(2)	592	90,660
CDW Corp.	2,422	357,996
Codan Ltd.	4,034	113,302
Cognex Corp.	1,427	93,097
Coherent Corp.(2)	1,270	333,870
Delta Electronics, Inc.	5,000	245,988
Furuno Electric Co. Ltd.(3)	2,100	94,550
Hon Hai Precision Industry Co. Ltd.	16,000	122,192
Itron, Inc.(2)	539	53,717
Keyence Corp.	500	250,793
Kraken Robotics, Inc.(2)	12,391	51,355
Lagercrantz Group AB, B Shares	2,833	66,617
Littelfuse, Inc.	215	95,058
Maruwa Co. Ltd.	100	33,861

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Meiko Electronics Co. Ltd.	500	$62,805
Mirion Technologies, Inc., Class A(2)	3,849	57,658
Novanta, Inc.(2)	721	102,779
OSI Systems, Inc.(2)	225	49,813
Plexus Corp.(2)	505	126,927
Ralliant Corp.	5,209	340,512
TE Connectivity PLC	1,599	328,898
TTM Technologies, Inc.(2)	1,453	167,734
Vontier Corp.	6,911	222,050
		3,697,015
Energy Equipment and Services — 0.3%
Baker Hughes Co.	11,694	707,370
DOF Group ASA	5,640	73,951
Expro Ltd.(2)	6,847	109,210
SBM Offshore NV	1,610	60,127
SLB Ltd.	22,955	1,138,338
Subsea 7 SA	1,005	33,958
TechnipFMC PLC	1,848	132,428
Tecnicas Reunidas SA(2)	3,322	108,160
Vallourec SACA(2)	1,418	34,189
Weatherford International PLC	1,014	89,019
		2,486,750
Entertainment — 0.3%
Liberty Media Corp.-Liberty Formula One, Class C(2)	772	75,756
Live Nation Entertainment, Inc.(2)	1,245	216,792
Netflix, Inc.(2)	3,860	276,801
ROBLOX Corp., Class A(2)	7,135	254,006
Spotify Technology SA(2)	810	404,951
Take-Two Interactive Software, Inc.(2)	1,306	317,254
Universal Music Group NV	15,214	251,024
		1,796,584
Financial Services — 0.4%
Affirm Holdings, Inc.(2)	7,040	503,430
Chime Financial, Inc., Class A(2)	3,030	69,660
Corpay, Inc.(2)	1,287	491,776
Jack Henry & Associates, Inc.	1,261	194,245
Mastercard, Inc., Class A	1,479	847,615
Toast, Inc., Class A(2)	14,894	480,629
Visa, Inc., Class A	1,249	457,296
		3,044,651
Food Products — 0.1%
Cranswick PLC	1,725	124,196
Freshpet, Inc.(2)	530	31,556
Greencore Group PLC	26,889	94,347
Mondelez International, Inc., Class A	2,879	179,391
Morinaga Milk Industry Co. Ltd.	18,800	140,587
Premium Brands Holdings Corp.(3)	591	39,085
		609,162
Gas Utilities — 0.1%
ONE Gas, Inc.	8,132	631,450
Spire, Inc.	4,774	381,251
		1,012,701

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd.	3,471	$308,313
CSX Corp.	5,596	282,038
Norfolk Southern Corp.	882	295,893
Uber Technologies, Inc.(2)	2,711	190,746
Union Pacific Corp.	957	279,569
XPO, Inc.(2)	3,543	712,037
		2,068,596
Health Care Equipment and Supplies — 0.8%
Alphatec Holdings, Inc.(2)	7,616	72,504
Asahi Intecc Co. Ltd.	7,500	169,209
Becton Dickinson & Co.	4,769	789,842
Dexcom, Inc.(2)	8,054	672,106
Envista Holdings Corp.(2)	13,390	365,681
GE HealthCare Technologies, Inc.	7,700	523,754
IDEXX Laboratories, Inc.(2)	2,046	1,143,857
Intuitive Surgical, Inc.(2)	438	154,758
Medtronic PLC	5,352	457,007
Omnicell, Inc.(2)	1,083	38,306
SI-BONE, Inc.(2)	3,313	58,839
STERIS PLC	509	116,256
Terumo Corp.	40,400	592,664
Zimmer Biomet Holdings, Inc.	9,429	885,666
		6,040,449
Health Care Providers and Services — 0.9%
Asker Healthcare Group AB	13,444	114,392
Cencora, Inc.	5,101	1,588,145
Chartwell Retirement Residences	18,255	294,169
Cigna Group	1,386	386,763
Encompass Health Corp.	822	91,300
Ensign Group, Inc.	468	83,379
Extendicare, Inc.	6,048	153,071
Galenica AG	327	34,738
Guardant Health, Inc.(2)	247	40,011
HealthEquity, Inc.(2)	896	90,147
Henry Schein, Inc.(2)	8,539	732,219
Humana, Inc.	513	186,660
Labcorp Holdings, Inc.	2,511	776,401
McKesson Corp.	321	274,837
Omada Health, Inc.(2)	4,390	87,098
PACS Group, Inc.(2)	1,383	63,632
Quest Diagnostics, Inc.	1,450	337,864
RadNet, Inc.(2)	1,533	97,775
Sienna Senior Living, Inc.	12,436	197,738
U.S. Physical Therapy, Inc.	684	54,077
UnitedHealth Group, Inc.	788	326,547
Universal Health Services, Inc., Class B	2,552	429,859
		6,440,822
Health Care REITs — 0.8%
Aedifica SA	2,710	219,142
Alexandria Real Estate Equities, Inc.	4,552	234,200
American Healthcare REIT, Inc.	12,009	667,701

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
CareTrust REIT, Inc.	3,729	$156,394
Healthpeak Properties, Inc.	15,356	335,222
Ventas, Inc.	13,055	1,220,773
Welltower, Inc.	14,221	3,333,971
		6,167,403
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	25,939	651,847
Hotels, Restaurants and Leisure — 0.8%
Airbnb, Inc., Class A(2)	652	98,791
Booking Holdings, Inc.	1,350	260,415
Chipotle Mexican Grill, Inc.(2)	25,753	958,527
Compass Group PLC	8,569	272,116
DoorDash, Inc., Class A(2)	1,484	291,101
Expedia Group, Inc.	1,056	311,245
Food & Life Cos. Ltd.	4,800	167,585
Hilton Worldwide Holdings, Inc.	3,124	1,001,211
Life Time Group Holdings, Inc.(2)	2,393	107,924
Lottomatica Group SpA	4,684	126,628
Marriott International, Inc., Class A	1,055	393,336
Pursuit Attractions & Hospitality, Inc.(2)	1,042	52,652
Royal Caribbean Cruises Ltd.	1,320	420,156
Sodexo SA(3)	4,068	267,499
Texas Roadhouse, Inc.	910	186,950
Viking Holdings Ltd.(2)	7,878	822,069
Whitbread PLC	6,861	232,437
Wingstop, Inc.	365	47,264
		6,017,906
Household Durables — 0.3%
Barratt Redrow PLC	40,889	162,502
Casio Computer Co. Ltd.	14,400	158,233
De' Longhi SpA	2,671	125,375
Haseko Corp.	7,900	137,458
Mohawk Industries, Inc.(2)	1,402	172,586
Neinor Homes SA(3)	9,930	181,853
PulteGroup, Inc.	3,947	499,177
Sony Group Corp.	16,700	390,260
Taylor Wimpey PLC	202,294	212,996
		2,040,440
Household Products — 0.4%
Church & Dwight Co., Inc.	4,164	411,445
Colgate-Palmolive Co.	4,003	365,474
Henkel AG & Co. KGaA, Preference Shares	2,456	214,111
Kimberly-Clark Corp.	9,023	986,304
Procter & Gamble Co.	2,256	325,969
Reckitt Benckiser Group PLC	3,704	261,418
WD-40 Co.	147	33,390
		2,598,111
Independent Power and Renewable Electricity Producers — 0.2%
Fervo Energy Co., Class A(2)	1,316	29,663
Orsted AS(2)	14,688	327,474
Talen Energy Corp.(2)	177	59,136
TransAlta Corp.	7,246	90,765

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Vistra Corp.	3,990	$591,278
		1,098,316
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	801	194,683
Industrial REITs — 0.7%
EastGroup Properties, Inc.	1,300	271,713
First Industrial Realty Trust, Inc.	5,664	372,918
GLP J-Reit	317	288,075
Goodman Group	34,460	717,420
LaSalle Logiport REIT	194	185,578
Prologis, Inc.	15,943	2,305,517
Rexford Industrial Realty, Inc.	2,509	94,765
Segro PLC	15,020	196,202
Tritax Big Box REIT PLC	155,953	358,554
		4,790,742
Insurance — 0.8%
Aegon Ltd.	21,371	203,097
AIA Group Ltd.	39,400	397,187
Allstate Corp.	2,104	555,624
American International Group, Inc.	2,748	215,938
Bowhead Specialty Holdings, Inc.(2)	1,625	49,709
Marsh & McLennan Cos., Inc.	4,672	886,232
MetLife, Inc.	4,094	393,556
MS&AD Insurance Group Holdings, Inc.	17,300	532,556
Phoenix Financial Ltd.	1,697	95,150
Progressive Corp.	886	187,318
Prudential PLC	26,075	391,869
Reinsurance Group of America, Inc.	2,196	520,123
Selective Insurance Group, Inc.	2,413	228,728
Sompo Holdings, Inc.	5,800	257,500
Storebrand ASA	12,411	264,172
Willis Towers Watson PLC	2,316	777,991
		5,956,750
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A	8,933	3,181,309
Meta Platforms, Inc., Class A	886	493,245
Reddit, Inc., Class A(2)	4,870	685,063
		4,359,617
IT Services — 1.0%
Accenture PLC, Class A	1,919	318,400
Akamai Technologies, Inc.(2)	2,704	311,447
Amdocs Ltd.(3)	6,193	345,074
Applied Digital Corp.(2)	1,605	43,961
Capgemini SE	1,410	167,593
Cloudflare, Inc., Class A(2)	5,289	1,475,525
Cognizant Technology Solutions Corp., Class A	6,624	366,638
Computacenter PLC	2,375	147,114
CoreWeave, Inc., Class A(2)	4,326	310,477
GDS Holdings Ltd., ADR(2)(3)	5,055	165,501
International Business Machines Corp.	2,380	532,287
MongoDB, Inc.(2)	358	120,818
NEXTDC Ltd.(2)(3)	28,843	271,286

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Okta, Inc.(2)	2,829	$401,520
Samsung SDS Co. Ltd.	1,949	274,746
Snowflake, Inc., Class A(2)	5,556	1,629,464
Twilio, Inc., Class A(2)	2,134	421,145
		7,302,996
Leisure Products — 0.1%
Asmodee Group AB, Class B(2)	8,361	130,479
Brunswick Corp.	563	44,477
Callaway Golf Co.(2)	3,158	58,297
Games Workshop Group PLC	471	121,415
Technogym SpA	4,919	76,960
		431,628
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	1,247	172,547
Danaher Corp.	2,087	406,923
IQVIA Holdings, Inc.(2)	2,213	520,099
Lonza Group AG	645	449,551
Stevanato Group SpA	642	12,744
Thermo Fisher Scientific, Inc.	606	348,026
Waters Corp.(2)	367	138,473
West Pharmaceutical Services, Inc.	410	139,793
		2,188,156
Machinery — 0.8%
Aalberts NV	3,299	163,387
Atlas Copco AB, A Shares	20,420	431,471
CECO Environmental Corp.(2)	2,070	136,392
CNH Industrial NV	10,792	110,618
Construcciones y Auxiliar de Ferrocarriles SA	1,759	139,105
Crane Co.	1,796	383,374
Cummins, Inc.	952	603,758
Deere & Co.	452	267,887
Deutz AG	10,970	125,169
Dover Corp.	596	121,953
ESCO Technologies, Inc.	390	122,963
FANUC Corp.	10,400	419,073
Flowserve Corp.(3)	1,136	86,325
Fortive Corp.	4,055	240,096
Gates Industrial Corp. Ltd.(2)	6,009	168,132
IDEX Corp.	579	133,431
IMI PLC	3,997	158,835
Kurita Water Industries Ltd.	2,400	128,970
Nabtesco Corp.	4,100	117,846
Organo Corp.	700	62,980
Oshkosh Corp.	1,630	232,128
PACCAR, Inc.	648	85,977
Parker-Hannifin Corp.	300	292,959
Stanley Black & Decker, Inc.	3,236	306,061
Techtronic Industries Co. Ltd.	19,500	327,599
Timken Co.	617	84,868
Toro Co.	1,356	124,576
Xylem, Inc.	2,660	311,140
Yaskawa Electric Corp.	3,500	104,222
		5,991,295

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Media — 0.1%
EchoStar Corp., Class A(2)(3)	1,495	$125,715
Magnite, Inc.(2)	4,635	89,455
New York Times Co., Class A	801	59,987
Publicis Groupe SA	2,612	278,780
		553,937
Metals and Mining — 0.3%
Antofagasta PLC	8,026	400,021
Capstone Copper Corp.(2)	22,790	216,382
Constellium SE(2)	1,760	48,893
Genesis Minerals Ltd.(2)	33,948	135,995
GMK Norilskiy Nickel PAO(2)(4)	244,600	3
Iluka Resources Ltd.	7,643	32,317
Materion Corp.	307	64,728
Mitsui Kinzoku Co. Ltd.	300	56,482
MP Materials Corp.(2)(3)	3,849	159,233
OceanaGold Corp.	2,481	59,819
PLS Group Ltd.(2)	12,864	37,378
Reliance, Inc.	787	319,601
Salzgitter AG	2,583	154,750
Sandfire Resources Ltd.(2)	12,499	165,454
SSR Mining, Inc.(2)	1,676	42,939
Trekor Metals Ltd.(2)	15,457	104,644
Vale SA	25,200	379,505
		2,378,144
Multi-Utilities — 0.1%
ACEA SpA	3,275	79,580
Northwestern Energy Group, Inc.	4,650	319,641
WEC Energy Group, Inc.	3,161	345,877
		745,098
Office REITs — 0.1%
Kilroy Realty Corp.	4,876	189,286
Nippon Building Fund, Inc.	233	196,537
Vornado Realty Trust	7,196	283,451
		669,274
Oil, Gas and Consumable Fuels — 1.0%
Cameco Corp.	4,135	357,181
Cardinal Energy Ltd.(3)	6,042	49,608
Centrus Energy Corp., Class A(2)(3)	267	47,240
Devon Energy Corp.	4,503	203,220
Diamondback Energy, Inc.	3,126	634,422
Energy Fuels, Inc.(2)(3)	2,455	28,085
Eni SpA	19,553	543,900
Enterprise Products Partners LP	17,736	674,855
EQT Corp.	6,362	339,031
Gaztransport Et Technigaz SA	689	155,727
Murphy Oil Corp.	2,035	80,871
Parex Resources, Inc.	4,942	85,595
Permian Resources Corp.	12,483	266,013
Phillips 66	1,215	257,191
Repsol SA	12,504	381,635
Shell PLC	13,296	608,581

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Targa Resources Corp.	3,378	$913,310
TC Energy Corp.	6,781	456,630
Texas Pacific Land Corp.	693	278,988
TotalEnergies SE	6,651	586,355
Williams Cos., Inc.	6,191	442,904
		7,391,342
Paper and Forest Products — 0.0%
Mondi PLC	24,587	296,445
Passenger Airlines — 0.0%
Southwest Airlines Co.	6,290	282,861
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	3,051	255,979
Kenvue, Inc.	4,432	85,272
L'Oreal SA	892	397,292
		738,543
Pharmaceuticals — 0.4%
ALK-Abello AS	4,678	159,999
AstraZeneca PLC	777	131,810
Bristol-Myers Squibb Co.	2,461	160,728
Crinetics Pharmaceuticals, Inc.(2)	1,389	116,009
Edgewise Therapeutics, Inc.(2)	1,353	51,996
Eli Lilly & Co.	701	805,337
Enliven Therapeutics, Inc.(2)	700	38,367
Galderma Group AG(2)	2,796	608,441
GSK PLC	5,908	153,625
Liquidia Corp.(2)	660	55,513
Merck & Co., Inc.	1,557	202,721
Nuvation Bio, Inc.(2)	5,559	35,189
Roche Holding AG	177	77,365
Structure Therapeutics, Inc., ADR(2)	7,760	372,790
		2,969,890
Professional Services — 0.3%
Adecco Group AG	12,317	344,275
ALS Ltd.	4,273	64,493
Automatic Data Processing, Inc.	1,128	300,567
BayCurrent, Inc.	3,200	144,333
CACI International, Inc., Class A(2)	564	280,731
First Advantage Corp.(2)	2,744	54,441
Paychex, Inc.	1,672	195,357
Randstad NV	9,338	394,772
Recruit Holdings Co. Ltd.	4,500	355,864
		2,134,833
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(2)	1,086	159,436
Colliers International Group, Inc.	433	42,672
Compass, Inc., Class A(2)	7,107	80,949
CTP NV	8,779	158,633
FirstService Corp. (Toronto)	294	41,414
Katitas Co. Ltd.	10,400	220,354
Mitsubishi Estate Co. Ltd.	26,900	653,056
Mitsui Fudosan Co. Ltd.	17,700	172,423
Sumitomo Realty & Development Co. Ltd.	5,800	130,003

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Tokyo Tatemono Co. Ltd.	2,000	$42,202
		1,701,142
Residential REITs — 0.4%
American Homes 4 Rent, Class A	16,017	535,288
Equity Residential	22,382	1,487,284
Essex Property Trust, Inc.	2,897	823,153
UNITE Group PLC	37,765	274,332
		3,120,057
Retail REITs — 0.7%
Agree Realty Corp.	2,493	193,955
Brixmor Property Group, Inc.	15,759	496,566
Curbline Properties Corp.	12,042	368,967
Federal Realty Investment Trust	1,810	224,603
Japan Metropolitan Fund Invest	98	72,389
Link REIT	48,900	243,742
Macerich Co.	11,625	300,390
NETSTREIT Corp.(3)	20,268	434,749
Realty Income Corp.	9,849	629,056
Regency Centers Corp.	2,047	164,354
Scentre Group	94,794	260,258
Simon Property Group, Inc.	4,495	1,031,018
Unibail-Rodamco-Westfield	3,210	391,101
		4,811,148
Semiconductors and Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(2)	658	313,307
Analog Devices, Inc.	1,672	614,309
Applied Materials, Inc.	1,244	631,541
ARM Holdings PLC, ADR(2)	998	239,211
ASML Holding NV	631	1,039,853
Astera Labs, Inc.(2)	1,865	580,444
Broadcom, Inc.	4,472	1,740,860
Credo Technology Group Holding Ltd.(2)	1,594	329,942
Diodes, Inc.(2)	811	66,762
Impinj, Inc.(2)	557	84,308
Infineon Technologies AG	2,775	199,144
Kokusai Electric Corp.	3,300	148,549
Lam Research Corp.	1,976	579,008
Lattice Semiconductor Corp.(2)	4,255	528,769
MACOM Technology Solutions Holdings, Inc.(2)	1,745	438,763
Marvell Technology, Inc.	1,812	339,859
Micron Technology, Inc.	570	469,127
Monolithic Power Systems, Inc.	377	537,613
Nova Ltd.(2)	195	76,220
NVIDIA Corp.	20,738	4,163,153
NXP Semiconductors NV	999	228,931
Onto Innovation, Inc.(2)	302	78,091
Power Integrations, Inc.	844	51,239
SiTime Corp.(2)	477	255,290
SK Hynix, Inc.	602	683,664
STMicroelectronics NV, NY Shares	2,983	156,279
SUMCO Corp.	9,400	191,102
Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	1,701,200

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,584	$640,332
Teradyne, Inc.	1,549	569,552
Tokyo Electron Ltd.	900	300,903
Tower Semiconductor Ltd.(2)	510	112,032
		18,089,357
Software — 1.4%
Agilysys, Inc.(2)	963	101,269
AppLovin Corp., Class A(2)	371	146,879
Bitdeer Technologies Group, A Shares(2)(3)	2,360	24,827
Box, Inc., Class A(2)	1,876	59,188
Braze, Inc., Class A(2)	1,880	46,850
Cadence Design Systems, Inc.(2)	3,631	1,234,613
Cellebrite DI Ltd.(2)	4,585	67,629
Cleanspark, Inc.(2)	3,973	54,668
Core Scientific, Inc.(2)	4,352	90,173
Crowdstrike Holdings, Inc., Class A(2)	1,640	313,010
Datadog, Inc., Class A(2)	5,367	1,438,195
Descartes Systems Group, Inc.(2)	532	39,985
Descartes Systems Group, Inc.(2)	1,435	107,770
Dynatrace, Inc.(2)	4,656	206,354
Elastic NV(2)	595	39,145
Fair Isaac Corp.(2)	225	252,668
Guidewire Software, Inc.(2)	275	41,784
Microsoft Corp.	7,591	3,527,690
Octave Intelligence PLC, Class B(2)	7,486	136,545
Q2 Holdings, Inc.(2)	1,307	79,557
Riot Platforms, Inc.(2)(3)	4,624	93,266
Roper Technologies, Inc.	834	326,903
Salesforce, Inc.	2,316	426,190
Samsara, Inc., Class A(2)	15,657	583,536
ServiceNow, Inc.(2)	4,481	498,422
Trimble, Inc.(2)	3,842	217,380
Workday, Inc., Class A(2)	1,156	185,353
		10,339,849
Specialized REITs — 0.8%
American Tower Corp.	2,140	370,990
Digital Realty Trust, Inc.	5,253	990,296
Equinix, Inc.	1,724	1,757,239
Iron Mountain, Inc.	7,532	921,314
Keppel DC REIT	175,100	304,489
Millrose Properties, Inc.	4,518	126,414
Outfront Media, Inc.	8,537	272,074
Public Storage	3,137	1,016,921
VICI Properties, Inc.	6,048	159,365
		5,919,102
Specialty Retail — 0.5%
Aritzia, Inc.(2)	4,545	452,863
Auto1 Group SE(2)	3,375	88,631
Bob's Discount Furniture, Inc.(2)(3)	3,136	52,277
Boot Barn Holdings, Inc.(2)	378	56,318
Burlington Stores, Inc.(2)	2,399	883,984
Clas Ohlson AB, B Shares	2,657	117,063

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Five Below, Inc.(2)	273	$59,277
Groupe Dynamite, Inc.	2,085	84,197
Home Depot, Inc.	1,745	579,270
National Vision Holdings, Inc.(2)	2,107	46,438
Nextage Co. Ltd.	9,000	187,542
O'Reilly Automotive, Inc.(2)	2,836	253,397
RealReal, Inc.(2)	3,666	44,322
TJX Cos., Inc.	3,451	542,980
Tractor Supply Co.	5,787	178,066
Wayfair, Inc., Class A(2)	790	67,071
		3,693,696
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	8,642	2,669,600
Everpure, Inc., Class A(2)	5,267	406,455
Hewlett Packard Enterprise Co.	3,522	168,704
HP, Inc.	11,794	321,622
Samsung Electronics Co. Ltd.	528	91,901
Western Digital Corp.	711	387,381
		4,045,663
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	2,600	76,659
On Holding AG, Class A(2)	6,269	227,189
Seiko Group Corp.	2,600	127,122
Tapestry, Inc.	2,383	363,098
		794,068
Tobacco — 0.1%
British American Tobacco PLC	14,399	873,457
Trading Companies and Distributors — 0.6%
Applied Industrial Technologies, Inc.	204	70,423
Bunzl PLC	22,514	849,613
Diploma PLC	842	83,386
Fastenal Co.	16,254	775,478
Ferguson Enterprises, Inc.	880	206,210
Herc Holdings, Inc.	658	98,792
MSC Industrial Direct Co., Inc., Class A	3,314	408,948
SiteOne Landscape Supply, Inc.(2)	344	32,487
Sojitz Corp.	3,500	116,937
Sumitomo Corp.	32,900	341,501
Sunbelt Rentals Holdings, Inc.(3)	3,325	239,134
United Rentals, Inc.	314	338,888
WESCO International, Inc.	1,536	527,601
		4,089,398
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	1,000,100	105,240
Millicom International Cellular SA	1,634	156,014
		261,254
TOTAL COMMON STOCKS (Cost $162,165,662)		219,710,516
CORPORATE BONDS — 2.8%
Aerospace and Defense — 0.0%
Boeing Co., 5.71%, 5/1/40	$85,000	84,026
Automobile Components — 0.0%
Goodyear Tire & Rubber Co., 8.875%, 7/15/32	112,000	115,051

Schedule of Investments - Strategic Allocation: Aggressive Fund

		Shares/Principal Amount	Value
Banks — 0.4%
Banco Nacional de Mexico SA, VRN, 6.70%, 8/7/36(5)		$252,000	$248,535
Bank of Montreal, VRN, 5.30%, 6/2/37		190,000	185,890
Bank of Nova Scotia, VRN, 4.90%, 6/5/32		145,000	143,158
Banque Federative du Credit Mutuel SA, VRN, 5.15%, 7/9/32(5)		200,000	197,451
BPCE SA, VRN, 3.65%, 1/14/37(5)		250,000	224,252
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85		370,000	374,924
HBOS PLC, 6.00%, 11/1/33(5)		186,000	188,813
HSBC Holdings PLC, 6.50%, 9/15/37		200,000	211,421
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30		195,000	192,406
JPMorgan Chase & Co., VRN, 4.62%, 4/23/32		190,000	185,924
JPMorgan Chase & Co., VRN, 5.15%, 4/23/37		105,000	101,853
PNC Financial Services Group, Inc., VRN, 5.46%, 7/21/37		67,000	66,336
Toronto-Dominion Bank, VRN, 5.91%, 1/31/85	CAD	440,000	316,749
U.S. Bancorp, VRN, 5.72%, 5/20/41		$140,000	136,838
Webster Financial Corp., VRN, 5.78%, 9/11/35		65,000	65,164
Wells Fargo & Co., VRN, 5.43%, 1/23/47		35,000	32,257
			2,871,971
Beverages — 0.0%
Maple Parent Holdings Corp., 5.70%, 3/26/36(5)		68,000	67,614
Broadline Retail — 0.1%
Amazon.com, Inc., 4.80%, 7/9/31		65,000	64,401
Amazon.com, Inc., 4.55%, 3/13/33		80,000	77,314
Amazon.com, Inc., 5.10%, 7/9/33		115,000	113,964
Amazon.com, Inc., 4.875%, 3/13/36		65,000	62,237
Prosus NV, 5.53%, 7/13/33(5)		200,000	197,950
			515,866
Capital Markets — 0.2%
Ares Strategic Income Fund, 5.45%, 9/9/28		130,000	129,271
Blackstone Private Credit Fund, 3.25%, 3/15/27		123,000	121,702
Blackstone Secured Lending Fund, 5.35%, 4/13/28		60,000	59,709
Blue Owl Credit Income Corp., 7.75%, 9/16/27		90,000	91,792
Blue Owl Credit Income Corp., 7.75%, 1/15/29		76,000	78,218
Citadel Finance LLC, 5.90%, 2/10/30(5)		250,000	251,044
Goldman Sachs BDC, Inc., 5.10%, 1/28/29		67,000	65,331
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37		50,000	47,640
Goldman Sachs Group, Inc., VRN, 5.73%, 1/28/56		45,000	41,790
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28		95,000	94,454
Golub Capital BDC, Inc., 2.05%, 2/15/27		101,000	99,447
Golub Capital Private Credit Fund, 5.45%, 8/15/28		12,000	11,917
			1,092,315
Chemicals — 0.1%
Celanese U.S. Holdings LLC, 7.00%, 2/15/31		190,000	194,948
Ecolab, Inc., 5.15%, 6/15/33		95,000	94,884
Ecolab, Inc., 5.35%, 6/15/36		80,000	79,865
Equate Petrochemical Co. KSCC, 4.25%, 11/3/26(5)		46,000	45,817
			415,514
Construction Materials — 0.0%
Eagle Materials, Inc., 5.00%, 3/15/36		61,000	57,585
Quikrete Holdings, Inc., 6.75%, 3/1/33(5)		140,000	141,926
			199,511
Consumer Finance — 0.1%
Avilease Capital Ltd., 4.75%, 11/12/30(5)		240,000	231,956

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(5)	$70,000	$66,827
Capital One Financial Corp., VRN, 5.40%, 1/30/37	57,000	55,173
Navient Corp., 9.375%, 10/15/31	146,000	146,030
		499,986
Diversified REITs — 0.1%
Boston Properties LP, 5.75%, 1/15/35	175,000	173,799
Fibra SOMA Trust F/6185, 7.125%, 5/28/36(5)	200,000	196,500
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	60,000	57,573
Kilroy Realty LP, 5.875%, 10/15/35	130,000	126,187
Piedmont Operating Partnership LP, 5.625%, 1/15/33	130,000	127,814
Trust 2401, 7.70%, 1/23/32(5)	208,000	220,004
		901,877
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 6.20%, 10/30/56	126,000	116,732
Beacon Point DC LLC, 6.13%, 11/30/42(5)	75,000	72,010
Core Scientific Finance I LLC, 7.75%, 5/15/31(5)	315,000	308,837
HUT 8 DC LLC, 6.19%, 11/15/42(5)	100,000	97,289
Space Exploration Technologies Corp., 5.65%, 7/15/33(5)	128,000	122,693
Verizon Communications, Inc., VRN, 6.20%, 5/14/56	189,000	185,054
Verizon Communications, Inc., VRN, 6.05%, 5/14/58	189,000	185,943
		1,088,558
Electric Utilities — 0.3%
Baltimore Gas & Electric Co., 6.05%, 6/1/56	63,000	61,792
Chpe LLC, 5.10%, 6/30/33(5)	30,000	29,524
Constellation Energy Generation LLC, 5.30%, 6/1/36	152,000	147,749
COX Asset Mexico SA de CV, 7.75%, 5/8/36(5)	200,000	200,800
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(5)	360,000	353,351
Hydro One, Inc., 4.75%, 5/30/31	253,000	250,171
NextEra Energy Capital Holdings, Inc., VRN, 6.00%, 10/1/56	48,000	47,214
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79	188,000	186,723
NRG Energy, Inc., 6.125%, 5/15/36(5)	143,000	141,233
Pacific Gas & Electric Co., 6.30%, 8/15/56	80,000	76,733
Vistra Operations Co. LLC, 6.875%, 4/15/32(5)	346,000	357,586
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	86,000	84,383
		1,937,259
Entertainment — 0.0%
Beignet Investor LLC, 6.58%, 5/30/49(5)	85,000	82,471
Financial Services — 0.0%
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(5)	40,000	39,099
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(5)	285,000	274,966
		314,065
Food Products — 0.1%
Conagra Brands, Inc., 5.40%, 8/1/31	55,000	54,967
Minerva Luxembourg SA, 7.50%, 4/22/36(5)	335,000	319,406
		374,373
Gas Utilities — 0.0%
Boston Gas Co., 5.66%, 7/24/36(5)	38,000	37,788
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(5)	200,000	193,718
		231,506
Health Care Equipment and Supplies — 0.0%
Abbott Laboratories, 4.65%, 3/15/36	85,000	80,785

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Abbott Laboratories, 5.50%, 3/15/56	$75,000	$69,945
Medline Borrower LP/Medline Co-Issuer, Inc., 5.00%, 6/15/31(5)	75,000	74,013
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 6/15/33(5)	90,000	88,597
		313,340
Health Care Providers and Services — 0.1%
HCA, Inc., 5.30%, 5/15/36	170,000	164,942
Rede D'or Finance SARL, 4.50%, 1/22/30(5)	202,000	190,749
		355,691
Health Care Technology — 0.0%
AthenaHealth Group, Inc., 7.50%, 2/15/32(5)	78,000	80,065
Hotels, Restaurants and Leisure — 0.0%
Caesars Entertainment, Inc., 4.625%, 10/15/29(5)	110,000	104,594
Caesars Entertainment, Inc., 7.00%, 2/15/30(5)	142,000	142,558
Marriott International, Inc., 5.10%, 5/1/38	45,000	42,216
MGM Resorts International, 4.625%, 9/1/26	39,000	39,030
		328,398
Household Durables — 0.0%
Whirlpool Corp., 7.50%, 7/1/31(5)	265,000	264,007
Insurance — 0.1%
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(5)	90,000	91,119
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(5)	120,000	109,427
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(5)	270,000	268,215
MetLife, Inc., 10.75%, 8/1/69	60,000	75,813
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	190,000	190,356
		734,930
Interactive Media and Services — 0.1%
Alphabet, Inc., 5.65%, 2/15/56	95,000	87,799
Meta Platforms, Inc., 4.60%, 11/15/32	90,000	86,657
Meta Platforms, Inc., 5.25%, 5/15/36	120,000	115,103
Meta Platforms, Inc., 5.50%, 11/15/45	35,000	30,306
Meta Platforms, Inc., 5.625%, 11/15/55	55,000	46,046
		365,911
IT Services — 0.1%
Accenture Capital, Inc., 5.00%, 7/10/31	95,000	94,616
Accenture Capital, Inc., 5.30%, 7/10/33	55,000	54,751
CoreWeave, Inc., 9.625%, 7/15/32(5)	253,000	226,759
International Business Machines Corp., 5.80%, 2/3/56	15,000	13,488
		389,614
Machinery — 0.0%
Flowserve Corp., 5.70%, 5/15/36	144,000	140,846
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(5)	383,000	377,893
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(5)	76,000	71,055
Cox Communications, Inc., 5.70%, 6/15/33(5)	155,000	149,124
Discovery Communications LLC, 3.95%, 3/20/28	192,000	181,440
Discovery Communications LLC, 4.125%, 5/15/29	214,000	210,401
Nexstar Media, Inc., 6.50%, 9/15/33(5)	149,000	148,366
Nexstar Media, Inc., 7.25%, 4/15/34(5)	176,000	176,539
Univision Communications, Inc., 8.875%, 4/15/33(5)	147,000	142,439
		1,457,257
Metals and Mining — 0.1%
ArcelorMittal SA, 5.375%, 5/19/36	80,000	77,884

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Glencore Funding LLC, 5.51%, 4/1/36(5)	$160,000	$157,762
Mineral Resources Ltd., 6.00%, 5/1/32(5)	216,000	212,195
		447,841
Multi-Utilities — 0.0%
CMS Energy Corp., VRN, 4.75%, 6/1/50	229,000	222,890
Dominion Energy, Inc., 5.35%, 6/15/36	67,000	65,203
Dominion Energy, Inc., 4.90%, 8/1/41	20,000	17,800
		305,893
Oil, Gas and Consumable Fuels — 0.2%
Azule Energy Finance PLC, 8.25%, 1/22/31(5)	200,000	203,594
Cenovus Energy, Inc., 5.40%, 3/20/36	46,000	44,840
Cheniere Energy, Inc., 5.20%, 7/30/36(5)	31,000	29,998
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36(5)	70,000	68,860
Enbridge, Inc., VRN, 7.375%, 3/15/55	89,000	93,015
Enbridge, Inc., VRN, 6.00%, 1/15/77	160,000	160,378
Eni SpA, 5.25%, 5/18/36(5)	200,000	193,087
Eni SpA, 6.00%, 5/18/56(5)	200,000	188,971
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	180,000	180,060
NGPL PipeCo LLC, 5.60%, 8/15/36(5)	45,000	43,582
Occidental Petroleum Corp., 6.20%, 3/15/40	35,000	35,316
Ovintiv, Inc., 7.10%, 7/15/53	65,000	69,636
Rio Grande LNG LLC, 5.75%, 6/30/36(5)	173,000	168,044
Transcanada Trust, VRN, 5.30%, 3/15/77	115,000	114,698
		1,594,079
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(5)	184,000	181,373
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(5)	125,000	121,337
Avianca Midco 2 PLC, 9.625%, 2/14/30(5)	200,000	193,372
United Airlines Holdings, Inc., 5.375%, 3/1/31	215,000	212,452
		708,534
Pharmaceuticals — 0.0%
Merck & Co., Inc., 5.20%, 5/22/36	65,000	64,553
Merck & Co., Inc., 5.85%, 5/22/56	45,000	43,922
		108,475
Professional Services — 0.0%
Equifax, Inc., 5.65%, 8/15/33	35,000	35,128
Real Estate Management and Development — 0.1%
CBRE Services, Inc., 4.90%, 1/15/33	105,000	102,175
CBRE Services, Inc., 5.25%, 6/1/36	140,000	135,245
Essential Properties LP, 5.375%, 7/15/36	95,000	92,083
		329,503
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 5.30%, 5/15/36	160,000	154,564
Intel Corp., 6.125%, 5/15/56	100,000	93,912
Marvell Technology, Inc., 5.30%, 4/15/36	214,000	206,395
NVIDIA Corp., 4.75%, 6/15/33	95,000	92,142
NVIDIA Corp., 5.55%, 6/15/46	145,000	133,906
		680,919
Software — 0.0%
Oracle Corp., 5.35%, 5/4/33	70,000	65,817
ServiceNow, Inc., 5.05%, 5/15/33	85,000	83,847
ServiceNow, Inc., 5.40%, 5/15/36	75,000	73,284

Schedule of Investments - Strategic Allocation: Aggressive Fund

		Shares/Principal Amount	Value
ServiceNow, Inc., 6.30%, 5/15/56		$72,000	$69,551
			292,499
Specialized REITs — 0.0%
Iron Mountain, Inc., 6.25%, 1/15/35(5)		135,000	133,470
Technology Hardware, Storage and Peripherals — 0.0%
Dell International LLC/EMC Corp., 4.75%, 7/15/31		15,000	14,753
Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/30		200,000	203,358
			218,111
Trading Companies and Distributors — 0.0%
QXO Building Products, Inc., 6.875%, 7/15/34(5)		175,000	175,394
Sunbelt Rentals Holdings, Inc., 5.65%, 8/12/36(5)		75,000	73,815
			249,209
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(5)		200,000	206,663
TOTAL CORPORATE BONDS (Cost $20,919,123)			20,532,346
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.3%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.3%
FHLMC, 4.50%, 10/1/52		2,050,218	1,941,099
FHLMC, 5.50%, 12/1/52		1,066,638	1,065,734
FHLMC, 5.00%, 6/1/53		1,209,890	1,175,900
FHLMC, 5.00%, 1/1/54		667,662	647,627
FHLMC, 5.00%, 12/1/54		689,345	666,654
FHLMC, 5.50%, 11/1/55		574,992	569,829
FHLMC, 5.50%, 1/1/56		562,404	557,353
FNMA, 4.50%, 10/1/52		2,415,846	2,287,991
FNMA, 5.50%, 3/1/54		1,032,608	1,027,602
FNMA, 4.00%, 1/1/55		1,324,549	1,213,576
FNMA, 5.50%, 12/1/55		1,196,108	1,185,367
GNMA, 5.00%, TBA		1,327,000	1,284,147
GNMA, 7.00%, 12/15/27		490	496
GNMA, 7.00%, 5/15/31		1,570	1,620
GNMA, 6.50%, 10/15/38		66,535	71,233
UMBS, 5.00%, TBA		1,726,000	1,665,936
UMBS, 5.50%, TBA		1,238,000	1,225,325
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $16,768,212)			16,587,489
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.6%
Belgium — 0.1%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(5)	EUR	470,000	516,051
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(5)	EUR	27,000	31,735
			547,786
Canada — 0.1%
Canada Government Bonds, 2.50%, 12/1/32	CAD	600,000	406,250
Province of Quebec, 5.75%, 12/1/36	CAD	108,000	86,939
Province of Quebec, 3.50%, 12/1/48	CAD	20,000	11,572
			504,761
Colombia — 0.1%
Colombia TES, 12.50%, 2/27/30	COP	2,700,000,000	853,392
Hungary — 0.1%
Hungary Government Bonds, 7.00%, 10/24/35	HUF	260,000,000	905,674

Schedule of Investments - Strategic Allocation: Aggressive Fund

		Shares/Principal Amount	Value
Indonesia — 0.1%
Indonesia Treasury Bonds, 5.875%, 3/15/31	IDR	12,000,000,000	$629,940
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	103,000,000	348,898
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	43,700,000	173,337
			522,235
Malaysia — 0.0%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	800,000	197,058
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(5)		$495,000	494,753
Mexico Bonos, 8.00%, 2/21/36	MXN	17,420,000	931,474
Mexico Bonos, 7.75%, 11/13/42	MXN	9,200,000	448,482
Mexico Government International Bonds, 4.875%, 5/16/36	EUR	540,000	610,936
			2,485,645
New Zealand — 0.1%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	1,000,000	585,240
Paraguay — 0.1%
Paraguay Government International Bonds, 8.50%, 4/4/38(5)	PYG	6,090,000,000	984,481
Spain — 0.1%
Spain Government Bonds, 3.10%, 7/30/31	EUR	850,000	979,958
Trinidad and Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 6.20%, 7/16/38(5)		$630,000	616,770
Turkey — 0.1%
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	25,000,000	460,013
United Kingdom — 0.2%
U.K. Gilts, 4.75%, 10/22/35	GBP	1,327,000	1,751,267
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $12,406,316)			12,024,220
U.S. TREASURY SECURITIES — 1.0%
U.S. Treasury Bonds, 4.625%, 11/15/45		$200,000	184,422
U.S. Treasury Bonds, 4.625%, 2/15/46		500,000	460,742
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44		1,653,252	1,293,705
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45		846,578	574,446
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54		655,020	542,346
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28		2,066,468	2,026,275
U.S. Treasury Notes, 1.50%, 11/30/28(6)		2,275,000	2,135,034
U.S. Treasury Notes, 4.125%, 2/15/36		475,900	454,931
TOTAL U.S. TREASURY SECURITIES (Cost $8,489,789)			7,671,901
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
Private Sponsor Collateralized Mortgage Obligations — 0.7%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		588	583
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(5)		569,318	559,437
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(5)		179,633	180,050
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(5)		358,660	357,094
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(5)		133,046	132,855
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(5)		128,139	128,055
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(5)		214,131	211,985
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(5)		138,011	138,331
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(5)		287,227	287,353
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(5)		146,161	146,232
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(5)		568,387	559,983

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(5)	$229,117	$226,020
OBX Trust, Series 2025-NQM15, Class A1B, 5.14%, 7/27/65(5)	385,975	383,133
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(5)	603,963	599,139
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(5)	410,474	409,309
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(5)	139,187	138,792
SG Residential Mortgage Trust, Series 2026-3, Class A1, VRN, 5.19%, 4/25/66(5)	286,775	284,422
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(5)	7,088	6,273
		4,749,046
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 4.67%, (30-day average SOFR plus 1.05%), 1/25/44(5)	48,203	48,182
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,841,528)		4,797,228
CONVERTIBLE PREFERRED SECURITIES — 0.6%
Banks — 0.6%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	400,000	399,810
Banco Davivienda SA, 6.65%(5)	200,000	186,565
Banco de Credito e Inversiones SA, 8.75%(5)	200,000	210,933
Banco Mercantil del Norte SA, 7.625%(5)	255,000	255,480
Banco Santander SA, 7.00%	200,000	245,856
BNP Paribas SA, 8.50%(5)	320,000	336,365
Commerzbank AG, 7.50%	200,000	207,939
Credit Agricole SA, 4.75%(5)	200,000	194,592
Credit Agricole SA, 6.50%	100,000	120,856
HSBC Holdings PLC, 6.50%	166,000	167,689
HSBC Holdings PLC, 6.875%	245,000	249,233
ING Groep NV, 4.875%	650,000	628,243
KBC Group NV, 6.00%	200,000	238,701
Lloyds Banking Group PLC, 8.00%	95,000	100,287
Societe Generale SA, 10.00%(5)	460,000	500,222
Swedbank AB, 7.75%	400,000	419,620
		4,462,391
Capital Markets — 0.0%
UBS Group AG, 9.25%(5)	230,000	246,435
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $4,719,779)		4,708,826
ASSET-BACKED SECURITIES — 0.4%
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(5)	$400,000	388,398
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(5)	335,704	331,949
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(5)	499,236	496,080
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(5)	527,193	523,425
Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.74%, 9/15/31(5)	245,537	243,262
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(5)	237,923	236,648
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(5)	502,657	494,990
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(5)	262,000	249,924
TOTAL ASSET-BACKED SECURITIES (Cost $2,990,952)		2,964,676
PREFERRED SECURITIES — 0.4%
Banks — 0.2%
Citizens Financial Group, Inc., 4.00%	358,000	358,652
KeyCorp, 5.00%	125,000	124,673
M&T Bank Corp., 5.125%	298,000	298,557
Truist Financial Corp., 6.67%	315,000	315,284
		1,097,166

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Capital Markets — 0.0%
Bank of New York Mellon Corp., 6.15%	57,000	$56,538
Goldman Sachs Group, Inc., 6.50%	217,000	215,478
		272,016
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	195,000	188,540
Capital One Financial Corp., 3.95%	170,000	169,966
Capital One Financial Corp., 5.50%	80,000	79,621
Synchrony Financial, 7.25%	60,000	59,040
		497,167
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.35%	107,000	106,516
Oil, Gas and Consumable Fuels — 0.1%
Energy Transfer LP, 6.625%	428,000	429,732
Energy Transfer LP, 7.125%	332,000	340,992
		770,724
TOTAL PREFERRED SECURITIES (Cost $2,745,210)		2,743,589
EXCHANGE-TRADED FUNDS — 0.4%
iShares Core S&P 500 ETF	3,445	2,584,853
iShares MSCI EAFE Small-Cap ETF(3)	228	19,129
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,321,744)		2,603,982
BANK LOAN OBLIGATIONS(7) — 0.2%
Aerospace and Defense — 0.0%
TransDigm, Inc., 2025 Term Loan K, 5.98%, (1-month SOFR plus 2.25%), 3/22/30	$349,121	349,569
Automobile Components — 0.1%
Clarios Global LP, 2024 USD Term Loan B, 5/6/30(8)	370,000	371,295
Media — 0.1%
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6.23%, (1-month SOFR plus 2.50%), 6/3/33	500,192	501,183
Pharmaceuticals — 0.0%
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 5/5/28(8)	340,000	341,307
TOTAL BANK LOAN OBLIGATIONS (Cost $1,563,349)		1,563,354
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.94%, (1-month SOFR plus 1.26%), 11/15/38(5)	397,000	393,370
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(5)	398,000	399,690
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(5)	398,000	406,775
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(5)	313,000	313,668
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,524,937)		1,513,503
MUNICIPAL SECURITIES — 0.0%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	33,501
New York City GO, 6.27%, 12/1/37	5,000	5,182
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	31,223
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	60,388
State of California GO, 7.60%, 11/1/40	40,000	46,512
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	29,816
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	25,000	24,589
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	30,000	29,656
TOTAL MUNICIPAL SECURITIES (Cost $311,279)		260,867

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(2) (Cost $1,003)	1,543	$1,003
SHORT-TERM INVESTMENTS — 8.1%
Commercial Paper(9) — 0.3%
Challenger Funding Co. LLC, VRN, 4.00%, 3/24/27(5)	$1,725,000	1,726,553
Clipper Funding Co. LLC, 4.30%, 2/5/27(5)	775,000	758,396
		2,484,949
Money Market Funds — 7.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,612,757	11,612,757
State Street Navigator Securities Lending Government Money Market Portfolio(10)	45,536,292	45,536,292
		57,149,049
TOTAL SHORT-TERM INVESTMENTS (Cost $59,632,432)		59,633,998
TOTAL INVESTMENT SECURITIES — 107.2% (Cost $562,471,665)		786,696,292
OTHER ASSETS AND LIABILITIES — (7.2)%		(53,005,032)
TOTAL NET ASSETS — 100.0%		$733,691,260

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	425,147	USD	299,112	Morgan Stanley & Co. LLC	9/16/26	$(183)
BRL	4,794,879	USD	932,150	Goldman Sachs & Co. LLC	9/16/26	3,932
CAD	3,585,284	USD	2,536,386	Citibank NA	9/16/26	25,920
CAD	14,807	USD	10,569	Bank of America NA	9/25/26	17
CAD	9,878	USD	7,068	Bank of America NA	9/25/26	(6)
CAD	14,678	USD	10,452	Bank of America NA	9/25/26	42
CAD	28,373	USD	20,287	Bank of America NA	9/25/26	(1)
CAD	6,365	USD	4,542	JPMorgan Chase Bank NA	9/25/26	9
USD	2,527,203	CAD	3,518,818	Citibank NA	9/16/26	12,399
USD	318,458	CAD	445,565	Morgan Stanley & Co. LLC	9/16/26	25
USD	6,439	CAD	9,097	Bank of America NA	9/25/26	(65)
USD	9,725	CAD	13,740	Bank of America NA	9/25/26	(98)
USD	13,961	CAD	19,757	Bank of America NA	9/25/26	(164)
USD	9,348	CAD	13,228	Bank of America NA	9/25/26	(110)
USD	5,386	CAD	7,615	Bank of America NA	9/25/26	(58)
USD	5,158	CAD	7,303	Bank of America NA	9/25/26	(64)
USD	5,247	CAD	7,410	Bank of America NA	9/25/26	(51)
USD	85,479	CAD	120,579	Goldman Sachs & Co. LLC	9/25/26	(731)
USD	121,707	CAD	171,683	Goldman Sachs & Co. LLC	9/25/26	(1,040)
USD	23,239	CAD	32,862	Goldman Sachs & Co. LLC	9/25/26	(257)
USD	7,497	CAD	10,601	Goldman Sachs & Co. LLC	9/25/26	(83)
USD	8,258	CAD	11,655	Goldman Sachs & Co. LLC	9/25/26	(74)
USD	85,483	CAD	120,579	JPMorgan Chase Bank NA	9/25/26	(727)
USD	121,713	CAD	171,683	JPMorgan Chase Bank NA	9/25/26	(1,035)
CHF	88,567	USD	112,293	Morgan Stanley & Co. LLC	9/16/26	(2,228)
CNY	14,021,627	USD	2,072,121	JPMorgan Chase Bank NA	9/16/26	1,094
EUR	1,090,913	USD	1,247,695	JPMorgan Chase Bank NA	9/16/26	12,431
EUR	2,026,429	USD	2,342,781	Morgan Stanley & Co. LLC	9/16/26	(2,028)
EUR	564,240	USD	645,536	Morgan Stanley & Co. LLC	9/16/26	6,224

Schedule of Investments - Strategic Allocation: Aggressive Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	78,336	USD	89,814	Morgan Stanley & Co. LLC	9/16/26	$672
EUR	7,062	USD	8,089	Bank of America NA	9/25/26	71
EUR	4,715	USD	5,378	Bank of America NA	9/25/26	70
EUR	10,889	USD	12,425	Morgan Stanley & Co. LLC	9/25/26	158
EUR	7,267	USD	8,339	Morgan Stanley & Co. LLC	9/25/26	58
EUR	34,416	USD	39,441	Morgan Stanley & Co. LLC	9/25/26	328
EUR	6,993	USD	8,004	Morgan Stanley & Co. LLC	9/25/26	77
EUR	42,872	USD	48,919	Morgan Stanley & Co. LLC	9/25/26	620
EUR	18,634	USD	21,304	Morgan Stanley & Co. LLC	9/25/26	228
EUR	9,089	USD	10,434	UBS AG	9/25/26	69
EUR	14,192	USD	16,244	UBS AG	9/25/26	155
USD	1,238,334	EUR	1,075,793	Morgan Stanley & Co. LLC	9/16/26	(4,328)
USD	627,140	EUR	550,496	Morgan Stanley & Co. LLC	9/16/26	(8,745)
USD	238,792	EUR	209,394	Morgan Stanley & Co. LLC	9/16/26	(3,082)
USD	120,246	EUR	105,421	Morgan Stanley & Co. LLC	9/16/26	(1,527)
USD	246,194	EUR	215,739	Morgan Stanley & Co. LLC	9/16/26	(3,009)
USD	54,162	EUR	47,166	Bank of America NA	9/25/26	(339)
USD	411,920	EUR	358,711	Bank of America NA	9/25/26	(2,578)
USD	7,394	EUR	6,447	Bank of America NA	9/25/26	(55)
USD	7,350	EUR	6,424	Bank of America NA	9/25/26	(73)
USD	42,081	EUR	36,895	Bank of America NA	9/25/26	(552)
USD	6,781	EUR	5,877	Bank of America NA	9/25/26	(10)
USD	412,062	EUR	358,711	Citibank NA	9/25/26	(2,436)
USD	54,181	EUR	47,166	Citibank NA	9/25/26	(320)
USD	411,836	EUR	358,711	Morgan Stanley & Co. LLC	9/25/26	(2,663)
USD	54,151	EUR	47,166	Morgan Stanley & Co. LLC	9/25/26	(350)
USD	6,680	EUR	5,832	Morgan Stanley & Co. LLC	9/25/26	(59)
USD	53,225	EUR	46,380	Morgan Stanley & Co. LLC	9/25/26	(368)
USD	43,061	EUR	37,754	Morgan Stanley & Co. LLC	9/25/26	(564)
USD	54,156	EUR	47,166	UBS AG	9/25/26	(346)
USD	411,870	EUR	358,711	UBS AG	9/25/26	(2,628)
USD	14,235	EUR	12,461	UBS AG	9/25/26	(164)
USD	12,137	EUR	10,593	UBS AG	9/25/26	(103)
USD	7,524	EUR	6,561	UBS AG	9/25/26	(56)
GBP	129,401	USD	173,115	Goldman Sachs & Co. LLC	9/25/26	1,282
USD	985,294	GBP	734,593	Citibank NA	9/16/26	(4,731)
USD	375,226	GBP	283,050	Bank of America NA	9/25/26	(6,247)
USD	375,261	GBP	283,050	JPMorgan Chase Bank NA	9/25/26	(6,212)
HUF	197,828,759	USD	650,992	Bank of America NA	9/16/26	(26,922)
HUF	203,227,096	USD	640,106	Bank of America NA	9/16/26	993
HUF	198,445,466	USD	630,392	Bank of America NA	9/16/26	(4,376)
HUF	199,100,227	USD	632,661	Bank of America NA	9/16/26	(4,580)
HUF	203,784,772	USD	645,490	Citibank NA	9/16/26	(2,631)
HUF	192,177,764	USD	622,189	Goldman Sachs & Co. LLC	9/16/26	(15,945)
HUF	179,251,488	USD	563,726	Morgan Stanley & Co. LLC	9/16/26	1,740
HUF	206,011,518	USD	656,654	UBS AG	9/16/26	(6,770)
USD	1,262,507	HUF	390,006,523	Bank of America NA	9/16/26	32,194
USD	644,111	HUF	203,227,096	Bank of America NA	9/16/26	3,012
USD	378,272	HUF	120,211,936	Bank of America NA	9/16/26	(948)
USD	1,259,123	HUF	402,884,999	Citibank NA	9/16/26	(11,816)
USD	631,012	HUF	198,445,466	Goldman Sachs & Co. LLC	9/16/26	4,996

Schedule of Investments - Strategic Allocation: Aggressive Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	564,729	HUF	179,251,488	Goldman Sachs & Co. LLC	9/16/26	$(737)
USD	662,736	HUF	206,011,518	Morgan Stanley & Co. LLC	9/16/26	12,852
IDR	2,845,469,815	USD	157,530	Goldman Sachs & Co. LLC	9/16/26	(343)
IDR	22,538,553,001	USD	1,265,635	UBS AG	9/16/26	(20,579)
USD	514,809	IDR	9,235,721,738	Bank of America NA	9/16/26	4,617
USD	728,855	IDR	13,150,661,249	Bank of America NA	9/16/26	2,397
USD	84,437	IDR	1,526,913,831	Citibank NA	9/16/26	88
USD	655,890	IDR	11,775,917,432	Citibank NA	9/16/26	5,374
ILS	1,816,347	USD	601,813	Citibank NA	9/16/26	(6,727)
USD	599,326	ILS	1,816,347	Goldman Sachs & Co. LLC	9/16/26	4,240
INR	120,765,761	USD	1,270,128	UBS AG	9/16/26	(9,154)
JPY	152,537,232	USD	959,019	Morgan Stanley & Co. LLC	9/16/26	2,932
JPY	1,133,050	USD	7,025	Bank of America NA	9/25/26	125
JPY	2,277,150	USD	14,106	Bank of America NA	9/25/26	265
JPY	1,971,150	USD	12,219	Bank of America NA	9/25/26	221
JPY	2,843,250	USD	17,528	Bank of America NA	9/25/26	415
JPY	2,488,800	USD	15,309	Bank of America NA	9/25/26	397
JPY	2,203,200	USD	13,507	Bank of America NA	9/25/26	398
USD	276,816	JPY	44,281,600	Bank of America NA	9/25/26	(2,642)
USD	9,048	JPY	1,458,600	Bank of America NA	9/25/26	(157)
KRW	288,865,493	USD	189,179	UBS AG	9/16/26	11,084
MXN	10,998,830	USD	633,328	Bank of America NA	9/17/26	(615)
MXN	12,337,472	USD	712,401	Morgan Stanley & Co. LLC	9/17/26	(2,683)
MXN	15,300,690	USD	863,161	Morgan Stanley & Co. LLC	9/17/26	17,018
MXN	11,060,069	USD	624,074	Morgan Stanley & Co. LLC	9/17/26	12,161
USD	377,199	MXN	6,595,832	Bank of America NA	9/17/26	(2,229)
USD	957,412	MXN	16,740,470	Bank of America NA	9/17/26	(5,591)
USD	875,990	MXN	15,300,690	Bank of America NA	9/17/26	(4,190)
USD	871,924	MXN	15,394,544	Bank of America NA	9/17/26	(13,654)
USD	452,211	MXN	7,879,000	Bank of America NA	9/17/26	(1,032)
USD	630,947	MXN	11,114,857	Goldman Sachs & Co. LLC	9/17/26	(8,440)
USD	122,635	MYR	498,450	Morgan Stanley & Co. LLC	9/17/26	503
NOK	12,496,650	USD	1,267,427	Goldman Sachs & Co. LLC	9/16/26	50,306
NOK	2,974,552	USD	305,961	Morgan Stanley & Co. LLC	9/16/26	7,696
NOK	3,684,095	USD	372,278	Morgan Stanley & Co. LLC	9/16/26	16,199
USD	1,269,082	NOK	12,560,250	Goldman Sachs & Co. LLC	9/16/26	(55,358)
USD	672,859	NOK	6,406,472	Morgan Stanley & Co. LLC	9/16/26	(2,684)
NZD	508,070	USD	294,205	Morgan Stanley & Co. LLC	9/16/26	5,461
NZD	765,576	USD	433,769	Morgan Stanley & Co. LLC	9/16/26	17,778
NZD	774,588	USD	448,116	UBS AG	9/16/26	8,746
USD	1,741,308	NZD	2,977,424	Morgan Stanley & Co. LLC	9/16/26	(14,815)
PLN	239,781	USD	64,877	Bank of America NA	9/16/26	(693)
SEK	699,217	USD	74,585	Morgan Stanley & Co. LLC	9/16/26	(988)
						$2,242

Schedule of Investments - Strategic Allocation: Aggressive Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	2	September 2026	$152,160	$(2,510)
Canadian 10-Year Government Bonds	1	September 2026	84,731	(630)
Euro-BTP Italian Government 10-Year Bonds	2	September 2026	268,038	(6,196)
Euro-Bund 10-Year Bonds	9	September 2026	1,290,651	(18,569)
Euro-OAT 10-Year Bonds	2	September 2026	270,137	(6,161)
Japanese 10-Year Mini Government Bonds	2	September 2026	159,718	(421)
Korean Treasury 10-Year Bonds	3	September 2026	222,670	1,048
U.S. Treasury 5-Year Notes	9	September 2026	953,789	(2,596)
U.S. Treasury 10-Year Notes	52	September 2026	5,616,000	(28,148)
U.S. Treasury Long Bonds	30	September 2026	3,249,375	(105,871)
U.S. Treasury Ultra Bonds	21	September 2026	2,303,438	(81,034)
			$14,570,707	$(251,088)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	4	September 2026	$525,098	$604
U.S. Treasury 2-Year Notes	3	September 2026	616,828	1,729
U.S. Treasury 10-Year Ultra Notes	19	September 2026	2,084,360	20,307
			$3,226,286	$22,640
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX Emerging Markets Index Series 45	Sell	1.00%	6/20/31		$1,500,000	$(25,586)	$(1,782)	$(27,368)
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30		$3,038,000	173,775	74,268	248,043
Markit CDX North America High Yield Index Series 46	Sell	5.00%	6/20/31		$10,593,000	784,822	75,604	860,426
Markit iTraxx Europe Index Series 45	Buy	(1.00)%	6/20/31	EUR	1,100,000	(25,428)	(2,500)	(27,928)
						$907,583	$145,590	$1,053,173
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Schedule of Investments - Strategic Allocation: Aggressive Fund

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley & Co. LLC	BZDIOVRA	Pay	12.99%	1/2/31	BRL	7,500,000	$(87,166)
Morgan Stanley & Co. LLC	BZDIOVRA	Pay	13.45%	1/2/31	BRL	7,500,000	(49,352)
							$(136,518)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.44%	12/10/30	$3,000,000	$452	$32,025	$32,477
CPURNSA	Receive	2.43%	12/11/30	$6,350,000	470	68,597	69,067
CPURNSA	Receive	2.52%	2/3/31	$3,000,000	468	26,664	27,132
CPURNSA	Receive	2.36%	2/25/31	$2,000,000	471	32,227	32,698
CPURNSA	Receive	2.35%	2/26/31	$1,250,000	466	20,842	21,308
CPURNSA	Receive	2.56%	3/16/31	$1,260,000	471	9,187	9,658
CPURNSA	Receive	2.51%	3/25/31	$1,850,000	478	17,689	18,167
					$3,276	$207,231	$210,507

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BAM	–	Build America Mutual Assurance Corp.
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
PYG	–	Paraguay Guarani
SEK	–	Swedish Krona

Schedule of Investments - Strategic Allocation: Aggressive Fund

SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $55,414,474. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,300,651, which represented 3.6% of total net assets.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,084,762.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $56,679,529, which includes securities collateral of $11,143,237.

Schedule of Investments - Strategic Allocation: Aggressive Fund

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended July 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,509	$1,240	—	$(320)	$14,429	315	—	$745
American Century Focused Dynamic Growth ETF(3)	40,654	302	$1,458	2,905	42,403	334	$1,655	—
American Century Focused Large Cap Value ETF	40,792	5,320	920	8,516	53,708	625	194	763
American Century Multisector Income ETF	24,418	—	—	(407)	24,011	557	—	1,316
American Century Quality Diversified International ETF	35,375	9,846	8,709	3,049	39,561	559	4,107	934
American Century Short Duration Strategic Income ETF	3,646	9,524	610	(96)	12,464	243	(2)	527
American Century U.S. Quality Growth ETF(4)	38,276	9,061	12,456	(4,094)	30,787	269	5,061	77
American Century U.S. Quality Value ETF	37,487	18,104	2,491	5,800	58,900	842	(26)	950
Avantis Emerging Markets Equity ETF(4)	39,227	7,460	13,586	7,945	41,046	459	2,780	895
Avantis International Equity ETF	26,334	9,921	5,036	6,298	37,517	411	366	884
Avantis International Small Cap Value ETF	10,082	2,276	790	2,731	14,299	137	446	396
Avantis U.S. Equity ETF(4)	43,451	4,991	6,036	8,745	51,151	401	1,729	519
Avantis U.S. Small Cap Value ETF(4)	12,592	166	3,207	(448)	9,103	73	3,834	156
	$365,843	$78,211	$55,299	$40,624	$429,379	5,225	$20,144	$8,162
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Schedule of Investments - Strategic Allocation: Aggressive Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$429,378,794	—	—
Common Stocks	160,957,306	$58,753,210	—
Corporate Bonds	—	20,532,346	—
U.S. Government Agency Mortgage-Backed Securities	—	16,587,489	—
Sovereign Governments and Agencies	—	12,024,220	—
U.S. Treasury Securities	—	7,671,901	—
Collateralized Mortgage Obligations	—	4,797,228	—
Convertible Preferred Securities	—	4,708,826	—
Asset-Backed Securities	—	2,964,676	—
Preferred Securities	—	2,743,589	—
Exchange-Traded Funds	2,603,982	—	—
Bank Loan Obligations	—	1,563,354	—
Commercial Mortgage-Backed Securities	—	1,513,503	—
Municipal Securities	—	260,867	—
Rights	1,003	—	—
Short-Term Investments	57,149,049	2,484,949	—
	$650,090,134	$136,606,158	—
Other Financial Instruments
Futures Contracts	$22,036	$1,652	—
Swap Agreements	—	1,318,976	—
Forward Foreign Currency Exchange Contracts	—	290,089	—
	$22,036	$1,610,717	—

Liabilities
Other Financial Instruments
Futures Contracts	$217,649	$34,487	—
Swap Agreements	—	191,814	—
Forward Foreign Currency Exchange Contracts	—	287,847	—
	$217,649	$514,148	—

Schedule of Investments - Strategic Allocation: Aggressive Fund

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$1,829	—	$1,829
Receivable for variation margin on swap agreements*	$8,976	—	—	$14,321	23,297
Unrealized appreciation on forward foreign currency exchange contracts	—	$290,089	—	—	290,089
					$315,215
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$69,211	—	$69,211
Unrealized depreciation on forward foreign currency exchange contracts	—	$287,847	—	—	287,847
Swap agreements	—	—	136,518	—	136,518
					$493,576
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended July 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$203,091	—	—	$203,091
Futures contract transactions	—	—	$(243,575)	—	(243,575)
Swap agreement transactions	$701,142	—	—	—	701,142
					$660,658
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(191,854)	—	—	$(191,854)
Futures contracts	—	—	$(215,742)	—	(215,742)
Swap agreements	$(161,113)	—	(136,518)	$207,231	(90,400)
					$(497,996)

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2026
	Strategic Allocation: Conservative Fund	Strategic Allocation: Moderate Fund
Assets
Investment securities, at value	$168,706,783	$399,385,805
Investment securities - affiliated, at value	114,325,082	383,112,031
Investment made with cash collateral received for securities on loan, at value	523,199	36,362,871
Foreign currency holdings, at value	3,201	1,066
Receivable for investments sold	131,865	977,885
Receivable for capital shares sold	190,544	311,832
Receivable for variation margin on futures contracts	1,645	2,671
Receivable for variation margin on swap agreements	13,294	31,114
Unrealized appreciation on forward foreign currency exchange contracts	237,133	442,284
Interest and dividends receivable	729,422	1,792,343
Securities lending receivable	982	2,828
Other assets	—	14,868
	284,863,150	822,437,598

Liabilities
Disbursements in excess of demand deposit cash	150	179,701
Payable for collateral received for securities on loan	523,199	36,362,871
Payable for investments purchased	6,252,970	14,236,096
Payable for capital shares redeemed	1,317,501	2,868,170
Payable for variation margin on futures contracts	74,131	160,097
Unrealized depreciation on forward foreign currency exchange contracts	238,177	484,035
Swap agreements, at value	123,822	245,733
Accrued management fees	137,545	367,068
Distribution and service fees payable	21,745	73,816
Accrued other expenses	—	16,047
	8,689,240	54,993,634

Net Assets	$276,173,910	$767,443,964

Net Assets Consist of:
Capital (par value and paid-in surplus)	$226,151,245	$557,340,809
Distributable earnings (loss)	50,022,665	210,103,155
	$276,173,910	$767,443,964

Investment securities, at cost	$158,120,942	$353,151,615
Investment securities on loan, at value	$650,792	$2,448,774
Investment securities - affiliated, at cost	$81,435,584	$248,580,696
Investment securities on loan - affiliated, at value	$2,406,977	$34,988,052
Investment made with cash collateral received for securities on loan, at cost	$523,199	$36,362,871
Foreign currency holdings, at cost	$18,259	$52,029

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Strategic Allocation: Conservative Fund
Investor Class, $0.01 Par Value	$107,989,213	18,570,652	$5.82
I Class, $0.01 Par Value	$26,560,190	4,565,566	$5.82
A Class, $0.01 Par Value	$64,618,750	11,127,485	$5.81
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$6.16
C Class, $0.01 Par Value	$3,801,066	674,654	$5.63
R Class, $0.01 Par Value	$10,067,080	1,740,690	$5.78
R5 Class, $0.01 Par Value	$11,720	2,013	$5.82
R6 Class, $0.01 Par Value	$63,125,891	10,847,837	$5.82
Strategic Allocation: Moderate Fund
Investor Class, $0.01 Par Value	$229,103,588	32,159,150	$7.12
I Class, $0.01 Par Value	$89,328,344	12,528,076	$7.13
A Class, $0.01 Par Value	$260,832,747	36,810,774	$7.09
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$7.52
C Class, $0.01 Par Value	$7,903,767	1,157,679	$6.83
R Class, $0.01 Par Value	$26,311,786	3,758,771	$7.00
R5 Class, $0.01 Par Value	$13,470	1,888	$7.13
R6 Class, $0.01 Par Value	$153,950,262	21,647,812	$7.11
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2026
Strategic Allocation: Aggressive Fund
Assets
Investment securities, at value	$311,781,206
Investment securities - affiliated, at value	429,378,794
Investment made with cash collateral received for securities on loan, at value	45,536,292
Foreign currency holdings, at value	10,154
Receivable for investments sold	735,457
Receivable for capital shares sold	198,423
Receivable for variation margin on futures contracts	1,829
Receivable for variation margin on swap agreements	23,297
Unrealized appreciation on forward foreign currency exchange contracts	290,089
Interest and dividends receivable	1,329,329
Securities lending receivable	9,620
Other assets	21,672
789,316,162

Liabilities
Disbursements in excess of demand deposit cash	10,358
Payable for collateral received for securities on loan	45,536,292
Payable for investments purchased	7,639,271
Payable for capital shares redeemed	1,596,658
Payable for variation margin on futures contracts	69,211
Unrealized depreciation on forward foreign currency exchange contracts	287,847
Swap agreements, at value	136,518
Accrued management fees	282,273
Distribution and service fees payable	51,286
Accrued other expenses	15,188
55,624,902

Net Assets	$733,691,260

Net Assets Consist of:
Capital (par value and paid-in surplus)	$477,456,936
Distributable earnings (loss)	256,234,324
$733,691,260

Investment securities, at cost	$255,865,023
Investment securities on loan, at value	$2,733,462
Investment securities - affiliated, at cost	$261,070,350
Investment securities on loan - affiliated, at value	$52,681,012
Investment made with cash collateral received for securities on loan, at cost	$45,536,292
Foreign currency holdings, at cost	$50,351

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Strategic Allocation: Aggressive Fund
Investor Class, $0.01 Par Value	$261,429,240	28,539,709	$9.16
I Class, $0.01 Par Value	$31,291,502	3,457,504	$9.05
A Class, $0.01 Par Value	$161,492,312	17,384,852	$9.29
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$9.86
C Class, $0.01 Par Value	$11,743,160	1,324,038	$8.87
R Class, $0.01 Par Value	$15,885,907	1,713,615	$9.27
R5 Class, $0.01 Par Value	$111,265	12,284	$9.06
R6 Class, $0.01 Par Value	$251,737,874	27,943,982	$9.01
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2026
	Strategic Allocation: Conservative Fund	Strategic Allocation: Moderate Fund
Investment Income (Loss)
Income:
Interest	$5,116,548	$9,099,039
Income distributions from affiliated funds	3,147,332	8,548,117
Dividends	952,504	3,587,098
Securities lending, net	20,512	109,024
Less foreign taxes withheld	(47,103)	(141,363)
	9,189,793	21,201,915

Expenses:
Management fees	2,552,178	7,749,886
Distribution and service fees:
A Class	171,050	664,051
C Class	43,837	87,387
R Class	49,020	132,197
Directors' fees and expenses	9,017	24,505
Other expenses	14,680	74,162
	2,839,782	8,732,188
Fees waived	(889,339)	(3,405,035)
	1,950,443	5,327,153

Net investment income (loss)	7,239,350	15,874,762

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	5,137,197	21,689,790
Sales of investments in affiliated funds	5,159,245	20,294,230
Forward foreign currency exchange contract transactions	318,124	511,855
Futures contract transactions	(322,472)	(320,638)
Swap agreement transactions	78,898	294,625
Foreign currency translation transactions	22,359	31,750
	10,393,351	42,501,612

Change in net unrealized appreciation (depreciation) on:
Investments**	(57,781)	(1,715,122)
Investments in affiliated funds	5,444,989	27,528,345
Forward foreign currency exchange contracts	(289,753)	(472,541)
Futures contracts	(250,959)	(555,021)
Swap agreements	24,521	219,507
Translation of assets and liabilities in foreign currencies	(5,091)	(9,812)
	4,865,926	24,995,356

Net realized and unrealized gain (loss)	15,259,277	67,496,968

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,498,627	$83,371,730

*Net of foreign tax expenses paid (refunded)	$438	$1,503
**Includes (increase) decrease in accrued foreign taxes	$254	$524

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2026
Strategic Allocation: Aggressive Fund
Investment Income (Loss)
Income:
Interest	$4,263,451
Income distributions from affiliated funds	8,161,583
Dividends	4,143,731
Securities lending, net	79,055
Less foreign taxes withheld	(153,287)
16,494,533

Expenses:
Management fees	7,416,469
Distribution and service fees:
A Class	399,878
C Class	127,820
R Class	76,558
Directors' fees and expenses	23,154
Other expenses	64,314
8,108,193
Fees waived	(4,060,239)
4,047,954

Net investment income (loss)	12,446,579

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	20,883,680
Sales of investments in affiliated funds	20,144,082
Forward foreign currency exchange contract transactions	203,091
Futures contract transactions	(243,575)
Swap agreement transactions	701,142
Foreign currency translation transactions	(4,761)
41,683,659

Change in net unrealized appreciation (depreciation) on:
Investments**	3,822,753
Investments in affiliated funds	40,624,108
Forward foreign currency exchange contracts	(191,854)
Futures contracts	(215,742)
Swap agreements	(90,400)
Translation of assets and liabilities in foreign currencies	9,847
43,958,712

Net realized and unrealized gain (loss)	85,642,371

Net Increase (Decrease) in Net Assets Resulting from Operations	$98,088,950

*Net of foreign tax expenses paid (refunded)	$438
**Includes (increase) decrease in accrued foreign taxes	$274

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	Strategic Allocation: Conservative Fund		Strategic Allocation: Moderate Fund
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$7,239,350	$7,107,385	$15,874,762	$15,682,195
Net realized gain (loss)	10,393,351	8,087,400	42,501,612	27,713,541
Change in net unrealized appreciation (depreciation)	4,865,926	7,534,066	24,995,356	28,730,066
Net increase (decrease) in net assets resulting from operations	22,498,627	22,728,851	83,371,730	72,125,802

Distributions to Shareholders
From earnings:
Investor Class	(5,737,426)	(7,915,559)	(14,972,049)	(12,881,685)
I Class	(1,380,297)	(1,642,258)	(5,373,779)	(4,375,192)
A Class	(3,367,930)	(4,782,252)	(16,500,470)	(13,966,120)
C Class	(195,509)	(295,530)	(505,155)	(563,765)
R Class	(457,594)	(602,952)	(1,557,116)	(1,395,997)
R5 Class	(480)	(565)	(673)	(512)
R6 Class	(3,348,725)	(4,338,973)	(9,965,775)	(8,446,444)
Decrease in net assets from distributions	(14,487,961)	(19,578,089)	(48,875,017)	(41,629,715)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(8,674,339)	(49,930,001)	(6,860,608)	(44,786,757)

Net increase (decrease) in net assets	(663,673)	(46,779,239)	27,636,105	(14,290,670)

Net Assets
Beginning of period	276,837,583	323,616,822	739,807,859	754,098,529
End of period	$276,173,910	$276,837,583	$767,443,964	$739,807,859

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	Strategic Allocation: Aggressive Fund
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$12,446,579	$12,991,204
Net realized gain (loss)	41,683,659	29,653,354
Change in net unrealized appreciation (depreciation)	43,958,712	35,328,306
Net increase (decrease) in net assets resulting from operations	98,088,950	77,972,864

Distributions to Shareholders
From earnings:
Investor Class	(16,883,866)	(15,941,418)
I Class	(2,247,136)	(2,153,201)
A Class	(9,946,306)	(9,269,895)
C Class	(745,102)	(735,773)
R Class	(911,531)	(824,049)
R5 Class	(1,095)	(901)
R6 Class	(16,947,529)	(14,489,592)
Decrease in net assets from distributions	(47,682,565)	(43,414,829)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(11,501,192)	(2,284,258)

Net increase (decrease) in net assets	38,905,193	32,273,777

Net Assets
Beginning of period	694,786,067	662,512,290
End of period	$733,691,260	$694,786,067

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2026

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Each fund is an asset allocation fund, meaning that it diversifies its investments among equity securities, bonds and money market instruments. The funds may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

Strategic Allocation: Conservative Fund	Investor, I, A, C, R, R5, R6
Strategic Allocation: Moderate Fund	Investor, I, A, C, R, R5, R6
Strategic Allocation: Aggressive Fund	Investor, I, A, C, R, R5, R6

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Strategic Allocation: Conservative Fund	Quarterly
Strategic Allocation: Moderate Fund	Quarterly
Strategic Allocation: Aggressive Fund	Annually

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of a fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which a fund invests (the underlying funds waiver). The amount of the underlying funds waiver will fluctuate depending on a fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee including any waiver impacts for the period ended July 31, 2026 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
Strategic Allocation: Conservative Fund		Before Waiver	After Waiver
Investor Class	0.80% to 1.00%	1.00%	0.68%	$352,605
I Class	0.60% to 0.80%	0.80%	0.48%	$81,229
A Class	0.80% to 1.00%	1.00%	0.68%	$215,694
C Class	0.80% to 1.00%	1.00%	0.68%	$13,801
R Class	0.80% to 1.00%	1.00%	0.68%	$30,930
R5 Class	0.60% to 0.80%	0.80%	0.48%	$32
R6 Class	0.45% to 0.65%	0.65%	0.33%	$195,048
In addition to the underlying funds waiver, the investment advisor agreed to waive 0.19% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
Strategic Allocation: Moderate Fund		Before Waiver	After Waiver
Investor Class	0.90% to 1.10%	1.10%	0.66%	$1,041,662
I Class	0.70% to 0.90%	0.90%	0.46%	$365,853
A Class	0.90% to 1.10%	1.10%	0.66%	$1,178,907
C Class	0.90% to 1.10%	1.10%	0.66%	$38,743
R Class	0.90% to 1.10%	1.10%	0.66%	$117,317
R5 Class	0.70% to 0.90%	0.90%	0.46%	$52
R6 Class	0.55% to 0.75%	0.75%	0.31%	$662,501
In addition to the underlying funds waiver, the investment advisor agreed to waive 0.29% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
Strategic Allocation: Aggressive Fund		Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	0.59%	$1,458,162
I Class	0.70% to 0.95%	0.95%	0.39%	$181,572
A Class	0.90% to 1.15%	1.15%	0.59%	$895,862
C Class	0.90% to 1.15%	1.15%	0.59%	$71,515
R Class	0.90% to 1.15%	1.15%	0.59%	$85,765
R5 Class	0.70% to 0.95%	0.95%	0.39%	$370
R6 Class	0.55% to 0.80%	0.80%	0.24%	$1,366,993
In addition to the underlying funds waiver, the investment advisor agreed to waive 0.37% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
Strategic Allocation: Conservative Fund	$9,354	$537,007	$23,512
Strategic Allocation: Moderate Fund	$19,541	$462,383	$37,579
Strategic Allocation: Aggressive Fund	$890,630	$202,391	$40,077

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended July 31, 2026 were as follows:

	Strategic Allocation: Conservative Fund	Strategic Allocation: Moderate Fund	Strategic Allocation: Aggressive Fund
Purchases of U.S. Treasury and Government Agency obligations	$76,742,293	$148,609,525	$81,743,394
Purchases of other investment securities	$120,711,406	$337,220,625	$364,446,684
Total Purchases	$197,453,699	$485,830,150	$446,190,078

Sales of U.S. Treasury and Government Agency obligations	$85,347,459	$155,163,648	$116,472,597
Sales of other investment securities	$130,539,120	$376,965,817	$370,841,846
Total Sales	$215,886,579	$532,129,465	$487,314,443

5. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
Strategic Allocation: Conservative Fund
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	1,748,359	$10,074,482	1,490,304	$8,289,788
Issued in reinvestment of distributions	973,926	5,531,355	1,407,775	7,700,061
Redeemed	(3,712,767)	(21,372,032)	(4,096,470)	(22,980,226)
	(990,482)	(5,766,195)	(1,198,391)	(6,990,377)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	946,388	5,466,025	966,054	5,401,287
Issued in reinvestment of distributions	242,823	1,379,923	300,062	1,641,810
Redeemed	(674,063)	(3,887,083)	(1,276,534)	(7,128,990)
	515,148	2,958,865	(10,418)	(85,893)
A Class/Shares Authorized	270,000,000		270,000,000
Sold	1,077,217	6,185,739	1,171,852	6,529,900
Issued in reinvestment of distributions	586,388	3,329,381	864,147	4,723,423
Redeemed	(2,669,474)	(15,364,558)	(2,955,912)	(16,554,869)
	(1,005,869)	(5,849,438)	(919,913)	(5,301,546)
C Class/Shares Authorized	70,000,000		70,000,000
Sold	62,401	350,077	117,538	630,221
Issued in reinvestment of distributions	35,488	195,458	55,594	295,451
Redeemed	(257,411)	(1,439,929)	(282,526)	(1,531,691)
	(159,522)	(894,394)	(109,394)	(606,019)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	240,219	1,378,239	199,152	1,098,983
Issued in reinvestment of distributions	80,793	457,033	110,471	601,463
Redeemed	(272,871)	(1,564,101)	(349,746)	(1,968,347)
	48,141	271,171	(40,123)	(267,901)
R5 Class/Shares Authorized	150,000,000		150,000,000
Sold	566	3,251	—	—
Issued in reinvestment of distributions	84	480	104	565
Redeemed	(86)	(498)	—	—
	564	3,233	104	565
R6 Class/Shares Authorized	235,000,000		235,000,000
Sold	2,238,560	12,890,796	4,610,710	25,611,181
Issued in reinvestment of distributions	589,144	3,348,725	793,089	4,338,973
Redeemed	(2,702,926)	(15,637,102)	(11,634,447)	(66,628,984)
	124,778	602,419	(6,230,648)	(36,678,830)
Net increase (decrease)	(1,467,242)	$(8,674,339)	(8,508,783)	$(49,930,001)

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
Strategic Allocation: Moderate Fund
Investor Class/Shares Authorized	790,000,000		790,000,000
Sold	4,198,857	$29,452,844	2,358,019	$15,587,240
Issued in reinvestment of distributions	2,128,354	14,504,492	1,943,728	12,595,148
Redeemed	(7,445,441)	(52,204,789)	(7,203,685)	(47,572,263)
	(1,118,230)	(8,247,453)	(2,901,938)	(19,389,875)
I Class/Shares Authorized	380,000,000		380,000,000
Sold	3,989,039	28,049,070	2,495,739	16,544,258
Issued in reinvestment of distributions	787,532	5,371,125	674,379	4,373,097
Redeemed	(3,068,830)	(21,493,594)	(4,018,444)	(26,448,731)
	1,707,741	11,926,601	(848,326)	(5,531,376)
A Class/Shares Authorized	670,000,000		670,000,000
Sold	2,761,896	19,264,675	3,018,713	19,759,330
Issued in reinvestment of distributions	2,372,577	16,056,809	2,109,144	13,594,280
Redeemed	(6,930,565)	(48,195,931)	(6,991,352)	(45,773,184)
	(1,796,092)	(12,874,447)	(1,863,495)	(12,419,574)
C Class/Shares Authorized	160,000,000		160,000,000
Sold	92,114	618,388	151,927	969,280
Issued in reinvestment of distributions	77,454	504,600	90,523	563,312
Redeemed	(429,636)	(2,890,242)	(759,685)	(4,764,700)
	(260,068)	(1,767,254)	(517,235)	(3,232,108)
R Class/Shares Authorized	90,000,000		90,000,000
Sold	353,843	2,430,493	406,645	2,638,839
Issued in reinvestment of distributions	233,043	1,557,076	219,084	1,395,932
Redeemed	(767,495)	(5,300,870)	(907,775)	(5,932,716)
	(180,609)	(1,313,301)	(282,046)	(1,897,945)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	583	4,038	—	—
Issued in reinvestment of distributions	98	673	78	512
Redeemed	(179)	(1,234)	—	—
	502	3,477	78	512
R6 Class/Shares Authorized	295,000,000		295,000,000
Sold	4,093,254	28,574,490	3,956,287	26,091,837
Issued in reinvestment of distributions	1,464,681	9,965,775	1,305,795	8,446,444
Redeemed	(4,747,021)	(33,128,496)	(5,573,742)	(36,854,672)
	810,914	5,411,769	(311,660)	(2,316,391)
Net increase (decrease)	(835,842)	$(6,860,608)	(6,724,622)	$(44,786,757)

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
Strategic Allocation: Aggressive Fund
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	1,659,124	$14,669,010	2,020,800	$16,540,941
Issued in reinvestment of distributions	1,960,121	16,680,628	1,986,899	15,716,369
Redeemed	(4,272,786)	(38,126,806)	(5,532,584)	(45,363,863)
	(653,541)	(6,777,168)	(1,524,885)	(13,106,553)
I Class/Shares Authorized	150,000,000		150,000,000
Sold	546,495	4,791,002	509,819	4,146,780
Issued in reinvestment of distributions	264,352	2,220,560	273,931	2,139,399
Redeemed	(1,109,217)	(9,666,718)	(1,107,150)	(9,006,081)
	(298,370)	(2,655,156)	(323,400)	(2,719,902)
A Class/Shares Authorized	325,000,000		325,000,000
Sold	1,367,146	12,309,183	1,708,040	14,196,612
Issued in reinvestment of distributions	1,130,328	9,766,031	1,134,414	9,098,002
Redeemed	(2,988,037)	(26,848,597)	(3,193,923)	(26,428,667)
	(490,563)	(4,773,383)	(351,469)	(3,134,053)
C Class/Shares Authorized	90,000,000		90,000,000
Sold	158,408	1,360,283	246,805	1,953,203
Issued in reinvestment of distributions	89,880	745,102	95,431	735,773
Redeemed	(500,235)	(4,312,407)	(472,996)	(3,746,801)
	(251,947)	(2,207,022)	(130,760)	(1,057,825)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	228,615	2,053,875	226,741	1,870,832
Issued in reinvestment of distributions	104,478	902,695	101,876	817,046
Redeemed	(314,214)	(2,793,494)	(384,785)	(3,209,034)
	18,879	163,076	(56,168)	(521,156)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	10,654	91,857	79	646
Issued in reinvestment of distributions	130	1,095	115	901
Redeemed	(261)	(2,260)	(11)	(95)
	10,523	90,692	183	1,452
R6 Class/Shares Authorized	455,000,000		455,000,000
Sold	6,534,462	57,305,477	5,487,469	44,331,393
Issued in reinvestment of distributions	2,029,644	16,947,529	1,864,812	14,489,592
Redeemed	(7,991,288)	(69,595,237)	(5,013,458)	(40,567,206)
	572,818	4,657,769	2,338,823	18,253,779
Net increase (decrease)	(1,092,201)	$(11,501,192)	(47,676)	$(2,284,258)

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Strategic Allocation: Conservative Fund	$7,756,692
Strategic Allocation: Moderate Fund	$18,671,383
Strategic Allocation: Aggressive Fund	$14,912,183

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Strategic Allocation: Conservative Fund	$20,768,754
Strategic Allocation: Moderate Fund	$41,000,485
Strategic Allocation: Aggressive Fund	$35,939,527

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Strategic Allocation: Conservative Fund	$21,590,699	$13,917,683
Strategic Allocation: Moderate Fund	$34,550,964	$10,003,106
Strategic Allocation: Aggressive Fund	$17,119,351	$11,165,692

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

Strategic Allocation: Conservative Fund	$2,249,909
Strategic Allocation: Moderate Fund	$3,979,131
Strategic Allocation: Aggressive Fund	$2,210,628

Other Contracts — The funds may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The average notional exposure held during the period was as follows:

Strategic Allocation: Conservative Fund	$12,793,750
Strategic Allocation: Moderate Fund	$19,087,500
Strategic Allocation: Aggressive Fund	$16,356,250

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2026 and July 31, 2025 were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Strategic Allocation: Conservative Fund	$7,009,749	$7,478,212	$9,154,096	$10,423,993
Strategic Allocation: Moderate Fund	$18,769,251	$30,105,766	$19,446,315	$22,183,400
Strategic Allocation: Aggressive Fund	$17,408,380	$30,274,185	$14,738,278	$28,676,551

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Strategic Allocation: Conservative Fund	Strategic Allocation: Moderate Fund	Strategic Allocation: Aggressive Fund
Federal tax cost of investments	$240,799,284	$640,949,601	$565,721,802
Gross tax appreciation of investments	$52,172,891	$198,089,835	$235,395,580
Gross tax depreciation of investments	(9,417,111)	(20,178,729)	(14,421,090)
Net tax appreciation (depreciation) of investments	42,755,780	177,911,106	220,974,490
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	23,075	106,853	86,077
Net tax appreciation (depreciation)	$42,778,855	$178,017,959	$221,060,567
Other book-to-tax adjustments	$(7,132)	$(14,912)	$(9,515)
Undistributed ordinary income	$1,889,026	$3,471,065	$8,409,775
Accumulated long-term gains	$5,361,916	$28,629,043	$26,773,497

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

9. Investments in Affiliated Funds

The funds do not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of an affiliated fund's net assets.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Conservative Fund
Investor Class
2026	$5.65	0.15	0.32	0.47	(0.13)	(0.17)	(0.30)	$5.82	8.50%	0.69%	1.01%	2.57%	2.25%	74%	$107,989
2025	$5.63	0.14	0.28	0.42	(0.14)	(0.26)	(0.40)	$5.65	7.85%	0.72%	1.01%	2.48%	2.19%	95%	$110,612
2024	$5.26	0.13	0.35	0.48	(0.11)	—(3)	(0.11)	$5.63	9.37%	0.72%	1.01%	2.49%	2.20%	30%	$116,902
2023	$5.35	0.12	0.03	0.15	(0.11)	(0.13)	(0.24)	$5.26	3.04%	0.72%	1.01%	2.39%	2.10%	21%	$126,027
2022	$6.39	0.12	(0.61)	(0.49)	(0.12)	(0.43)	(0.55)	$5.35	(8.39)%	0.72%	1.01%	2.00%	1.71%	40%	$136,990
I Class
2026	$5.66	0.16	0.31	0.47	(0.14)	(0.17)	(0.31)	$5.82	8.51%	0.49%	0.81%	2.77%	2.45%	74%	$26,560
2025	$5.63	0.15	0.29	0.44	(0.15)	(0.26)	(0.41)	$5.66	8.25%	0.52%	0.81%	2.68%	2.39%	95%	$22,912
2024	$5.26	0.14	0.35	0.49	(0.12)	—(3)	(0.12)	$5.63	9.59%	0.52%	0.81%	2.69%	2.40%	30%	$22,876
2023	$5.35	0.13	0.03	0.16	(0.12)	(0.13)	(0.25)	$5.26	3.24%	0.52%	0.81%	2.59%	2.30%	21%	$24,080
2022	$6.40	0.13	(0.62)	(0.49)	(0.13)	(0.43)	(0.56)	$5.35	(8.35)%	0.52%	0.81%	2.20%	1.91%	40%	$35,548
A Class
2026	$5.65	0.13	0.31	0.44	(0.11)	(0.17)	(0.28)	$5.81	8.06%	0.94%	1.26%	2.32%	2.00%	74%	$64,619
2025	$5.62	0.12	0.30	0.42	(0.13)	(0.26)	(0.39)	$5.65	7.77%	0.97%	1.26%	2.23%	1.94%	95%	$68,525
2024	$5.25	0.12	0.35	0.47	(0.10)	—(3)	(0.10)	$5.62	9.12%	0.97%	1.26%	2.24%	1.95%	30%	$73,419
2023	$5.34	0.11	0.03	0.14	(0.10)	(0.13)	(0.23)	$5.25	2.77%	0.97%	1.26%	2.14%	1.85%	21%	$74,616
2022	$6.39	0.10	(0.62)	(0.52)	(0.10)	(0.43)	(0.53)	$5.34	(8.78)%	0.97%	1.26%	1.75%	1.46%	40%	$79,128
C Class
2026	$5.49	0.09	0.30	0.39	(0.08)	(0.17)	(0.25)	$5.63	7.26%	1.69%	2.01%	1.57%	1.25%	74%	$3,801
2025	$5.48	0.08	0.27	0.35	(0.08)	(0.26)	(0.34)	$5.49	6.76%	1.72%	2.01%	1.48%	1.19%	95%	$4,584
2024	$5.12	0.08	0.34	0.42	(0.06)	—(3)	(0.06)	$5.48	8.37%	1.72%	2.01%	1.49%	1.20%	30%	$5,172
2023	$5.21	0.07	0.03	0.10	(0.06)	(0.13)	(0.19)	$5.12	2.05%	1.72%	2.01%	1.39%	1.10%	21%	$6,118
2022	$6.24	0.06	(0.60)	(0.54)	(0.06)	(0.43)	(0.49)	$5.21	(9.37)%	1.72%	2.01%	1.00%	0.71%	40%	$8,606
R Class
2026	$5.63	0.12	0.30	0.42	(0.10)	(0.17)	(0.27)	$5.78	7.67%	1.19%	1.51%	2.07%	1.75%	74%	$10,067
2025	$5.61	0.11	0.28	0.39	(0.11)	(0.26)	(0.37)	$5.63	7.34%	1.22%	1.51%	1.98%	1.69%	95%	$9,525
2024	$5.24	0.11	0.35	0.46	(0.09)	—(3)	(0.09)	$5.61	8.86%	1.22%	1.51%	1.99%	1.70%	30%	$9,714
2023	$5.32	0.10	0.03	0.13	(0.08)	(0.13)	(0.21)	$5.24	2.72%	1.22%	1.51%	1.89%	1.60%	21%	$8,681
2022	$6.37	0.09	(0.62)	(0.53)	(0.09)	(0.43)	(0.52)	$5.32	(9.04)%	1.22%	1.51%	1.50%	1.21%	40%	$10,251

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Conservative Fund
R5 Class
2026	$5.66	0.16	0.31	0.47	(0.14)	(0.17)	(0.31)	$5.82	8.51%	0.49%	0.81%	2.77%	2.45%	74%	$12
2025	$5.64	0.15	0.28	0.43	(0.15)	(0.26)	(0.41)	$5.66	8.05%	0.52%	0.81%	2.68%	2.39%	95%	$8
2024	$5.27	0.14	0.35	0.49	(0.12)	—(3)	(0.12)	$5.64	9.57%	0.52%	0.81%	2.69%	2.40%	30%	$8
2023	$5.36	0.13	0.03	0.16	(0.12)	(0.13)	(0.25)	$5.27	3.23%	0.52%	0.81%	2.59%	2.30%	21%	$9
2022	$6.41	0.10	(0.59)	(0.49)	(0.13)	(0.43)	(0.56)	$5.36	(8.34)%	0.52%	0.81%	2.20%	1.91%	40%	$8
R6 Class
2026	$5.66	0.17	0.31	0.48	(0.15)	(0.17)	(0.32)	$5.82	8.67%	0.34%	0.66%	2.92%	2.60%	74%	$63,126
2025	$5.63	0.16	0.29	0.45	(0.16)	(0.26)	(0.42)	$5.66	8.41%	0.37%	0.66%	2.83%	2.54%	95%	$60,671
2024	$5.26	0.15	0.35	0.50	(0.13)	—(3)	(0.13)	$5.63	9.76%	0.37%	0.66%	2.84%	2.55%	30%	$95,526
2023	$5.35	0.14	0.03	0.17	(0.13)	(0.13)	(0.26)	$5.26	3.40%	0.37%	0.66%	2.74%	2.45%	21%	$94,974
2022	$6.40	0.14	(0.62)	(0.48)	(0.14)	(0.43)	(0.57)	$5.35	(8.21)%	0.37%	0.66%	2.35%	2.06%	40%	$87,310

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Moderate Fund
Investor Class
2026	$6.81	0.15	0.62	0.77	(0.13)	(0.33)	(0.46)	$7.12	11.60%	0.67%	1.11%	2.09%	1.65%	67%	$229,104
2025	$6.54	0.14	0.50	0.64	(0.15)	(0.22)	(0.37)	$6.81	10.20%	0.69%	1.11%	2.14%	1.72%	75%	$226,765
2024	$5.99	0.13	0.54	0.67	(0.12)	—	(0.12)	$6.54	11.30%	0.69%	1.11%	2.21%	1.79%	28%	$236,663
2023	$6.00	0.12	0.20	0.32	(0.11)	(0.22)	(0.33)	$5.99	5.89%	0.69%	1.11%	2.10%	1.68%	25%	$256,440
2022	$7.40	0.10	(0.76)	(0.66)	(0.11)	(0.63)	(0.74)	$6.00	(9.97)%	0.70%	1.12%	1.55%	1.13%	39%	$262,310
I Class
2026	$6.82	0.16	0.62	0.78	(0.14)	(0.33)	(0.47)	$7.13	11.81%	0.47%	0.91%	2.29%	1.85%	67%	$89,328
2025	$6.55	0.15	0.50	0.65	(0.16)	(0.22)	(0.38)	$6.82	10.42%	0.49%	0.91%	2.34%	1.92%	75%	$73,791
2024	$6.00	0.15	0.53	0.68	(0.13)	—	(0.13)	$6.55	11.50%	0.49%	0.91%	2.41%	1.99%	28%	$76,385
2023	$6.00	0.13	0.21	0.34	(0.12)	(0.22)	(0.34)	$6.00	6.28%	0.49%	0.91%	2.30%	1.88%	25%	$55,900
2022	$7.40	0.12	(0.77)	(0.65)	(0.12)	(0.63)	(0.75)	$6.00	(9.80)%	0.50%	0.92%	1.75%	1.33%	39%	$56,679
A Class
2026	$6.78	0.13	0.62	0.75	(0.11)	(0.33)	(0.44)	$7.09	11.40%	0.92%	1.36%	1.84%	1.40%	67%	$260,833
2025	$6.51	0.12	0.50	0.62	(0.13)	(0.22)	(0.35)	$6.78	9.98%	0.94%	1.36%	1.89%	1.47%	75%	$261,797
2024	$5.97	0.12	0.52	0.64	(0.10)	—	(0.10)	$6.51	10.89%	0.94%	1.36%	1.96%	1.54%	28%	$263,506
2023	$5.97	0.11	0.20	0.31	(0.09)	(0.22)	(0.31)	$5.97	5.82%	0.94%	1.36%	1.85%	1.43%	25%	$267,677
2022	$7.37	0.09	(0.77)	(0.68)	(0.09)	(0.63)	(0.72)	$5.97	(10.26)%	0.95%	1.37%	1.30%	0.88%	39%	$280,223
C Class
2026	$6.55	0.07	0.60	0.67	(0.06)	(0.33)	(0.39)	$6.83	10.52%	1.67%	2.11%	1.09%	0.65%	67%	$7,904
2025	$6.31	0.07	0.49	0.56	(0.10)	(0.22)	(0.32)	$6.55	9.15%	1.69%	2.11%	1.14%	0.72%	75%	$9,286
2024	$5.79	0.07	0.51	0.58	(0.06)	—	(0.06)	$6.31	10.09%	1.69%	2.11%	1.21%	0.79%	28%	$12,208
2023	$5.81	0.06	0.21	0.27	(0.07)	(0.22)	(0.29)	$5.79	5.12%	1.69%	2.11%	1.10%	0.68%	25%	$14,930
2022	$7.19	0.03	(0.73)	(0.70)	(0.05)	(0.63)	(0.68)	$5.81	(10.90)%	1.70%	2.12%	0.55%	0.13%	39%	$18,764
R Class
2026	$6.70	0.11	0.62	0.73	(0.10)	(0.33)	(0.43)	$7.00	11.11%	1.17%	1.61%	1.59%	1.15%	67%	$26,312
2025	$6.44	0.11	0.49	0.60	(0.12)	(0.22)	(0.34)	$6.70	9.70%	1.19%	1.61%	1.64%	1.22%	75%	$26,412
2024	$5.91	0.10	0.52	0.62	(0.09)	—	(0.09)	$6.44	10.55%	1.19%	1.61%	1.71%	1.29%	28%	$27,204
2023	$5.91	0.09	0.21	0.30	(0.08)	(0.22)	(0.30)	$5.91	5.65%	1.19%	1.61%	1.60%	1.18%	25%	$25,907
2022	$7.31	0.07	(0.76)	(0.69)	(0.08)	(0.63)	(0.71)	$5.91	(10.56)%	1.20%	1.62%	1.05%	0.63%	39%	$30,086

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Moderate Fund
R5 Class
2026	$6.83	0.16	0.61	0.77	(0.14)	(0.33)	(0.47)	$7.13	11.63%	0.47%	0.91%	2.29%	1.85%	67%	$13
2025	$6.55	0.15	0.51	0.66	(0.16)	(0.22)	(0.38)	$6.83	10.57%	0.49%	0.91%	2.34%	1.92%	75%	$9
2024	$6.00	0.14	0.54	0.68	(0.13)	—	(0.13)	$6.55	11.50%	0.49%	0.91%	2.41%	1.99%	28%	$9
2023	$6.00	0.14	0.20	0.34	(0.12)	(0.22)	(0.34)	$6.00	6.27%	0.49%	0.91%	2.30%	1.88%	25%	$688
2022	$7.41	0.09	(0.75)	(0.66)	(0.12)	(0.63)	(0.75)	$6.00	(9.92)%	0.50%	0.92%	1.75%	1.33%	39%	$470
R6 Class
2026	$6.80	0.17	0.62	0.79	(0.15)	(0.33)	(0.48)	$7.11	12.00%	0.32%	0.76%	2.44%	2.00%	67%	$153,950
2025	$6.53	0.16	0.50	0.66	(0.17)	(0.22)	(0.39)	$6.80	10.61%	0.34%	0.76%	2.49%	2.07%	75%	$141,748
2024	$5.99	0.16	0.52	0.68	(0.14)	—	(0.14)	$6.53	11.52%	0.34%	0.76%	2.56%	2.14%	28%	$138,125
2023	$5.99	0.14	0.21	0.35	(0.13)	(0.22)	(0.35)	$5.99	6.45%	0.34%	0.76%	2.45%	2.03%	25%	$132,562
2022	$7.39	0.13	(0.77)	(0.64)	(0.13)	(0.63)	(0.76)	$5.99	(9.67)%	0.35%	0.77%	1.90%	1.48%	39%	$113,859

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Aggressive Fund
Investor Class
2026	$8.56	0.15	1.05	1.20	(0.16)	(0.44)	(0.60)	$9.16	14.49%	0.60%	1.16%	1.68%	1.12%	62%	$261,429
2025	$8.15	0.16	0.80	0.96	(0.15)	(0.40)	(0.55)	$8.56	12.26%	0.62%	1.16%	1.90%	1.36%	60%	$249,750
2024	$7.39	0.14	0.80	0.94	(0.14)	(0.04)	(0.18)	$8.15	12.93%	0.62%	1.16%	1.88%	1.34%	29%	$250,281
2023	$7.20	0.13	0.42	0.55	(0.11)	(0.25)	(0.36)	$7.39	8.35%	0.63%	1.17%	1.85%	1.31%	28%	$249,998
2022	$9.09	0.13	(0.93)	(0.80)	(0.14)	(0.95)	(1.09)	$7.20	(10.38)%	0.63%	1.17%	1.61%	1.07%	36%	$250,891
I Class
2026	$8.46	0.16	1.04	1.20	(0.17)	(0.44)	(0.61)	$9.05	14.78%	0.40%	0.96%	1.88%	1.32%	62%	$31,292
2025	$8.06	0.17	0.80	0.97	(0.17)	(0.40)	(0.57)	$8.46	12.51%	0.42%	0.96%	2.10%	1.56%	60%	$31,773
2024	$7.31	0.15	0.79	0.94	(0.15)	(0.04)	(0.19)	$8.06	13.16%	0.42%	0.96%	2.08%	1.54%	29%	$32,894
2023	$7.13	0.14	0.42	0.56	(0.13)	(0.25)	(0.38)	$7.31	8.51%	0.43%	0.97%	2.05%	1.51%	28%	$57,065
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$60,934
A Class
2026	$8.67	0.13	1.06	1.19	(0.13)	(0.44)	(0.57)	$9.29	14.25%	0.85%	1.41%	1.43%	0.87%	62%	$161,492
2025	$8.25	0.14	0.81	0.95	(0.13)	(0.40)	(0.53)	$8.67	11.95%	0.87%	1.41%	1.65%	1.11%	60%	$154,934
2024	$7.48	0.12	0.81	0.93	(0.12)	(0.04)	(0.16)	$8.25	12.63%	0.87%	1.41%	1.63%	1.09%	29%	$150,330
2023	$7.28	0.11	0.44	0.55	(0.10)	(0.25)	(0.35)	$7.48	8.12%	0.88%	1.42%	1.60%	1.06%	28%	$146,576
2022	$9.18	0.11	(0.94)	(0.83)	(0.12)	(0.95)	(1.07)	$7.28	(10.64)%	0.88%	1.42%	1.36%	0.82%	36%	$144,188
C Class
2026	$8.30	0.06	1.02	1.08	(0.07)	(0.44)	(0.51)	$8.87	13.37%	1.60%	2.16%	0.68%	0.12%	62%	$11,743
2025	$7.91	0.07	0.79	0.86	(0.07)	(0.40)	(0.47)	$8.30	11.20%	1.62%	2.16%	0.90%	0.36%	60%	$13,074
2024	$7.18	0.06	0.77	0.83	(0.06)	(0.04)	(0.10)	$7.91	11.73%	1.62%	2.16%	0.88%	0.34%	29%	$13,504
2023	$7.00	0.06	0.41	0.47	(0.04)	(0.25)	(0.29)	$7.18	7.29%	1.63%	2.17%	0.85%	0.31%	28%	$14,782
2022	$8.86	0.05	(0.91)	(0.86)	(0.05)	(0.95)	(1.00)	$7.00	(11.30)%	1.63%	2.17%	0.61%	0.07%	36%	$16,652
R Class
2026	$8.65	0.11	1.06	1.17	(0.11)	(0.44)	(0.55)	$9.27	13.98%	1.10%	1.66%	1.18%	0.62%	62%	$15,886
2025	$8.23	0.12	0.81	0.93	(0.11)	(0.40)	(0.51)	$8.65	11.69%	1.12%	1.66%	1.40%	0.86%	60%	$14,660
2024	$7.46	0.11	0.80	0.91	(0.10)	(0.04)	(0.14)	$8.23	12.38%	1.12%	1.66%	1.38%	0.84%	29%	$14,413
2023	$7.27	0.09	0.43	0.52	(0.08)	(0.25)	(0.33)	$7.46	7.71%	1.13%	1.67%	1.35%	0.81%	28%	$14,296
2022	$9.17	0.09	(0.95)	(0.86)	(0.09)	(0.95)	(1.04)	$7.27	(10.88)%	1.13%	1.67%	1.11%	0.57%	36%	$15,518

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Aggressive Fund
R5 Class
2026	$8.47	0.16	1.04	1.20	(0.17)	(0.44)	(0.61)	$9.06	14.77%	0.40%	0.96%	1.88%	1.32%	62%	$111
2025	$8.07	0.17	0.80	0.97	(0.17)	(0.40)	(0.57)	$8.47	12.49%	0.42%	0.96%	2.10%	1.56%	60%	$15
2024	$7.32	0.15	0.79	0.94	(0.15)	(0.04)	(0.19)	$8.07	13.14%	0.42%	0.96%	2.08%	1.54%	29%	$13
2023	$7.13	0.15	0.42	0.57	(0.13)	(0.25)	(0.38)	$7.32	8.66%	0.43%	0.97%	2.05%	1.51%	28%	$22
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$16
R6 Class
2026	$8.42	0.18	1.04	1.22	(0.19)	(0.44)	(0.63)	$9.01	15.04%	0.25%	0.81%	2.03%	1.47%	62%	$251,738
2025	$8.03	0.18	0.79	0.97	(0.18)	(0.40)	(0.58)	$8.42	12.60%	0.27%	0.81%	2.25%	1.71%	60%	$230,581
2024	$7.29	0.17	0.77	0.94	(0.16)	(0.04)	(0.20)	$8.03	13.23%	0.27%	0.81%	2.23%	1.69%	29%	$201,078
2023	$7.11	0.15	0.42	0.57	(0.14)	(0.25)	(0.39)	$7.29	8.71%	0.28%	0.82%	2.20%	1.66%	28%	$183,818
2022	$8.99	0.16	(0.92)	(0.76)	(0.17)	(0.95)	(1.12)	$7.11	(10.05)%	0.28%	0.82%	1.96%	1.42%	36%	$162,186

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Strategic Asset Allocations, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of American Century Strategic Asset Allocations, Inc. (the “Funds”) comprising the Strategic Allocation: Conservative Fund, Strategic Allocation: Moderate Fund, and Strategic Allocation: Aggressive Fund including the schedules of investments, as of July 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the American Century Strategic Asset Allocations, Inc. as of July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2026

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 24, 2026, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to their consideration of the renewal of the Funds’ management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning shares of each Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral or “fall-out” benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the Funds’ management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, many other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by such other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The

Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by each Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients. Where applicable, assets of other client accounts are included with the assets of certain Funds to determine breakpoints in each such Fund’s management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Strategic Allocation: Conservative Fund - The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board considered the Advisor's ongoing attention devoted to the Fund and will continue to monitor its performance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.83% for at least one year beginning August 1, 2026. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Strategic Allocation: Moderate Fund - The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board considered the Advisor's ongoing attention devoted to the Fund and will continue to monitor its performance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.83% for at least one year beginning August 1, 2026. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Strategic Allocation: Aggressive Fund - The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the ten-year period and below the median for the one-, three-, and five-year periods. The Board considered the Advisor's ongoing attention devoted to the Fund and will continue to monitor its performance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.79% for at least one year beginning August 1, 2026. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fees charged to each Fund are reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended July 31, 2026.
	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
Strategic Allocation: Conservative Fund	$948,095	$942,431	$7,675,324
Strategic Allocation: Moderate Fund	$3,269,420	$4,983,464	$31,459,756
Strategic Allocation: Aggressive Fund	$3,837,886	$4,774,993	$31,579,804

For the fiscal year ended July 31, 2026, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Strategic Allocation: Conservative Fund	—	—	—	—
Strategic Allocation: Moderate Fund	—	—	—	—
Strategic Allocation: Aggressive Fund	$135,805	$0.0017	$2,938,849	$0.0366

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).
Dividends Paid Deduction (Tax Equalization)
Strategic Allocation: Conservative Fund	$408,726
Strategic Allocation: Moderate Fund	$2,085,526
Strategic Allocation: Aggressive Fund	$1,936,116

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91037 2609

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	September 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	September 25, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 25, 2026